VANGUARD
TAX-MANAGED FUNDS(R)

Semiannual - June 30, 2000

[PHOTO]

VANGUARD TAX-MANAGED
  BALANCED FUND

VANGUARD TAX-MANAGED
  GROWTH AND INCOME FUND

VANGUARD TAX-MANAGED
  CAPITAL APPRECIATION FUND

VANGUARD TAX-MANAGED
  SMALL-CAP FUND

VANGUARD TAX-MANAGED
  INTERNATIONAL FUND

[MEMBERS OF THE VANGUARD GROUP(R) LOGO]

HAVE THE PRINCIPLES OF INVESTING CHANGED?

In a world of frenetic change in business, technology, and the financial markets, it is natural to wonder whether the basic principles of investing have changed.

       We don't think so.

       The most successful investors over the coming decade will be those who began the new century with a fundamental understanding of risk and who had the discipline to stick with long-term investment programs.

       Certainly, investors today confront a challenging, even unprecedented, environment. Valuations of market indexes are at or near historic highs. The strength and duration of the bull market in U.S. stocks have inflated people's expectations and diminished their recognition of the market's considerable risks. And the incredible divergence in stock returns--many technology-related stocks gained 100% or more in 1999, yet prices fell for more than half of all stocks--has made some investors question the idea of diversification.

       And then there is the Internet. Undeniably, it is a powerful medium for communications and transacting business. For investors, the Internet is a vast source of information about investments, and online trading has made it inexpensive and convenient to trade stocks and invest in mutual funds.

       However, new tools do not guarantee good workmanship. Information is not the same as wisdom. Indeed, much of the information, opinion, and rumor that swirl about financial markets each day amounts to "noise" of no lasting significance. And the fact that rapid-fire trading is easy does not make it beneficial. Frequent trading is almost always counterproductive because costs--even at low commission rates--and taxes detract from the returns that the markets provide. Sadly, many investors jump into a "hot" mutual fund just in time to see it cool off. Meanwhile, long-term fund investors are hurt by speculative trading activity because they bear part of the costs involved in accommodating purchases and redemptions.

       Vanguard believes that intelligent investors should resist short-term thinking and focus instead on a few time-tested principles:

       - Invest for the long term. Pursuing your long-term investment goals is more like a marathon than a sprint.

       - Diversify your investments with holdings in stocks, bonds, and cash investments. Remember that, at any moment, some part of a diversified portfolio will lag other parts, and be wary of taking on more risk by "piling onto" the best-performing part of your holdings. Today's leader could well be tomorrow's laggard.

       - Step back from the daily frenzy of the markets; focus on your overall asset allocation.

       - Capture as much of the market's return as possible by minimizing costs and taxes.

Costs and taxes diminish long-term returns while doing nothing to reduce the risks you incur as an investor.

----------------------------------------
CONTENTS
REPORT FROM THE CHAIRMAN .....        1

THE MARKETS IN PERSPECTIVE ...        5

PERFORMANCE SUMMARIES ........        7

FUND PROFILES ................       12

FINANCIAL STATEMENTS .........       21
----------------------------------------

   All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R),"
      "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill
        Companies, Inc. Frank Russell Company is the owner of trademarks and copyrights relating to the Russell Indexes. "Wilshire 5000(R)"
    and "Wilshire 4500" are trademarks of Wilshire Associates Incorporated.

REPORT FROM THE CHAIRMAN

[PHOTO]
John J. Brennan

The turbulence in the financial markets produced mixed results for the Vanguard Tax-Managed Funds during the six months ended June 30, the first half of our fiscal year. Large-capitalization and international stocks struggled, smaller stocks posted strong results, and bonds provided solid returns.

-----------------------------------------------------------
                                            TOTAL RETURNS
                                           SIX MONTHS ENDED
                                            JUNE 30, 2000
-----------------------------------------------------------
TAX-MANAGED BALANCED FUND                       3.3%
Average Balanced Fund*                          1.3
Balanced Composite Index**                      2.1
-----------------------------------------------------------
TAX-MANAGED GROWTH AND INCOME FUND             -0.4%
Average Large-Cap Core Fund*                    1.3
S&P 500 Index                                  -0.4
-----------------------------------------------------------
TAX-MANAGED CAPITAL APPRECIATION FUND           3.0%
Average Multi-Cap Core Fund*                    2.5
Russell 1000 Index                              0.8
-----------------------------------------------------------
TAX-MANAGED SMALL-CAP FUND                      7.5%
Average Small-Cap Core Fund*                    9.2
S&P SmallCap 600 Index                          6.9
-----------------------------------------------------------
TAX-MANAGED INTERNATIONAL FUND                 -4.2%
Average International Fund*                    -4.6
MSCI EAFE Index                                -4.0
-----------------------------------------------------------

 *Derived from data provided by Lipper Inc. For the average balanced fund, the bond component is not tax-exempt.
**50% Russell 1000 Index, 50% Lehman Brothers 7 Year Municipal Bond Index.

INSTITUTIONAL SHARES
-----------------------------------------------------------
Tax-Managed Growth and Income Fund             -0.4%
Tax-Managed Capital Appreciation Fund           3.0
Tax-Managed Small-Cap Fund                      7.6
-----------------------------------------------------------

       The table at right shows the six-month total returns (capital change plus reinvested dividends) for each of our funds along with those of its average mutual fund peer and unmanaged benchmark index. The returns for three of our funds surpassed those of their average peers, and four of the five matched or exceeded the returns of their benchmark indexes. The Small-Cap Fund notched the best return among the five, earning 7.5%. The Balanced Fund returned 3.3%, reflecting the stock market's mixed results and a resurgence in bond prices. The Capital Appreciation Fund's return was a bit lower, while our Growth and Income Fund and International Fund registered negative total returns.

       Also presented is the performance of the Institutional Shares we offer for three of our funds, which are available for minimum investments of $10 million.

       Per-share figures for each fund, including net asset values and income dividends, are presented in the table that follows this letter. None of the funds distributed capital gains during the half-year, to the benefit of our tax-conscious shareholders. Indeed, our tax-managed funds have never made capital gains distributions since their creation nearly six years ago.

THE PERIOD IN REVIEW

The first half of 2000 was a tumultuous time in financial markets, which were buffeted by complex crosscurrents. The domestic economy continued to grow at a strong pace--the production of goods and services during the second quarter of 2000 was about 6% higher than in the same period last year, even after adjusting for inflation. Unemployment remained low, hovering around 4% of the workforce.

       Fearing that rapid economic growth and a tight labor market would trigger inflation, the Federal Reserve Board continued to raise short-term interest rates during the half-year. The Fed boosted its target for the federal funds rate three times during the period by a total of 1.0 percentage point (100 basis points). In all, the Fed has raised its target rate by 175 basis points in the past 12 months.

       For most of the first quarter of 2000, a continuing boom in technology stocks kept the market averages rising, despite the threat of higher interest rates. But investors appeared increasingly worried about the high valuations of tech and telecommunication stocks and whether they could be sustained. Such concerns, combined with signs of an acceleration in inflation and a slowdown in the economy that could cut into corporate earnings, caused stock prices to plummet. At one point, the tech-heavy Nasdaq Composite Index lost more than a third of its value before recovering somewhat in June.

       The overall stock market, as measured by the Wilshire 5000 Total Market Index, posted a -0.7% return for the six months. The Standard & Poor's SmallCap 600 Index gained 6.9%, outpacing the large-cap S&P 500 Index, which posted a negative return of -0.4%. Leadership within the market during the period switched back and forth between growth stocks--those whose prices reflect high expectations for future profitability--and value stocks, whose low prices in relation to earnings, book value, and dividends reflect lower expectations by the market. Growth stocks were in front early on, but value stocks performed best in late March and April. Growth issues bounced back in June, however, and for the full six months, growth generally outpaced value. The growth stocks within the Russell 1000 Index (comprising the 1,000 largest U.S. stocks) earned 4.2%, while its value stocks declined by an equal amount.

       The Fed's efforts succeeded in pushing up short-term interest rates: The yield of 3-month U.S. Treasury bills climbed 52 basis points (from 5.33% to 5.85%) during the half-year. But for longer-term Treasuries, prices rose and yields fell because the government used federal budget surpluses to buy back some of its long-term debt. By June 30, the 30-year Treasury bond's yield had fallen 58 basis points, from 6.48% to 5.90%. The yield of the 10-year Treasury note fell 41 basis points, to 6.03%. Yields on high-quality corporate bonds were flat to slightly higher. The Lehman Aggregate Bond Index, representing nearly all of the U.S. taxable bond market, returned 4.0%, consisting of a price increase of 0.4% and an income return of 3.6% for the six months. The Lehman 7 Year Municipal Bond Index posted a 3.2% return, with 0.6% from capital gains and 2.6% from income.

PERFORMANCE OVERVIEW

The TAX-MANAGED BALANCED FUND'S 3.3% half-year return was 2.0 percentage points higher than that of the average balanced fund and 1.2 percentage points higher than that of the composite index. As you may know, slightly less than half the fund's assets are in growth-oriented large and mid-cap stocks, and--in contrast to most other balanced funds--the rest are in municipal bonds. Slightly more than 50% of the fund's assets are in munis to preserve the tax exemption for the interest we earn on those bonds. This strategy means that, on an after-tax basis, our performance margin over our peers is even greater, since income earned by most balanced funds is taxable. During the past six months, the fund fulfilled its role well--providing the upside potential of stocks with the downside protection of bonds--a balance that is especially valuable in volatile periods. The fund's return was bolstered by the solid performance of bonds, which had been pummeled in 1999.

       The TAX-MANAGED GROWTH AND INCOME FUND'S -0.4% return matched that of the S&P 500 Index, but lagged that of its average peer by 1.7 percentage points. The lackluster performance of large-cap stocks over the past six months put our fund at a modest disadvantage versus the average peer fund, which typically has more exposure to smaller companies than our target S&P 500 Index.

       By contrast, exposure to somewhat smaller stocks aided the TAX-MANAGED CAPITAL APPRECIATION FUND in both absolute and relative terms. The fund posted a 3.0% return, more than triple that of its index and half a percentage point higher than that of its peers. In addition, because the fund emphasizes the lowest-yielding stocks within the Russell 1000 Index in order to minimize taxable dividend income, it is more growth-oriented than the index and many of its peers. This difference bolstered the fund's relative returns in a market that favored growth over value.

       Given that small-cap stocks outpaced large-caps, it's not surprising that the TAX-MANAGED SMALL-CAP FUND posted the largest gain among our funds, earning 7.5%. This return outpaced that of the S&P SmallCap 600 Index, but was 1.7 percentage points short of the return of its average peer.

       The disappointing performance of overseas markets, combined with a stronger U.S. dollar, which cuts into returns for U.S. investors, contributed to negative results for the TAX-MANAGED INTERNATIONAL FUND. The fund's -4.2% return was slightly worse than that of its index but 0.4 percentage point better than that of its average peer.

       While they are not pure index funds, our tax-managed funds operate with an index-oriented approach because of its inherent advantages--diversification, low turnover, and low costs. The funds enhance those tax-efficiencies in a number of ways: holding low-dividend stocks to minimize current taxable income; "harvesting" losses to offset potential capital gains; imposing higher minimum account balances and redemption fees to lower costs caused by shareholder transactions and to discourage high-turnover investors; and employing other methods as well. We are confident, therefore, that on both a pre-tax and an after-tax basis, our funds will provide superior returns over the long term.

IN SUMMARY

During the first half of 2000, we witnessed very sharp day-to-day price fluctuations in the stock market, significant swings in investor sentiment, and sudden shifts in market leadership. All of this volatility, squeezed into a mere six months, underscored the fact that unpredictability is par for the course in financial markets. The timing, extent, and duration of such episodes are impossible to foretell with precision, but investors must be willing to endure them to reap the long-term rewards of investing.

       At Vanguard, we reiterate our long-standing recommendation for navigating stormy seas toward long-term financial goals. First, create an investment plan with a balance of stock funds, bond funds, and money market funds suited to your time horizon, investment objectives, and tolerance for market fluctuations. Once you have such a diversified plan in place, stick with it. Avoid the impulse to alter it based on short-term events--whether those be unsettling turbulence in the market or glittery returns from some particular corner of the market. "Stay the course" is timeless investment wisdom.


/s/ JOHN J. BRENNAN

John J. Brennan
Chairman and Chief Executive Officer

July 27, 2000

IN MEMORY

It is with great sadness that I report the death of John C. Sawhill, an independent trustee of the funds and a member of The Vanguard Group's board of directors since 1991. John, an economist who was president and chief executive officer of The Nature Conservancy, died on May 18 at age 63. He was a senior lecturer at the Harvard Business School and had formerly served as president of New York University and as deputy secretary of the U.S. Department of Energy under President Jimmy Carter. John was a remarkable man who was full of energy, vigor, and life. His experience and wisdom added a great deal to Vanguard, and his death is a blow to everyone who knew and loved him. Though John's work on behalf of our funds was often carried on behind the scenes, he was a dedicated advocate for the best interests of our shareholders. He will be missed.

FUND STATISTICS
--------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED JUN. 30, 2000
                               NET ASSET VALUE PER SHARE    --------------------------------
                             ------------------------------    INCOME        CAPITAL GAINS
TAX-MANAGED FUND              DEC. 31, 1999  JUN. 30, 2000    DIVIDENDS      DISTRIBUTIONS
--------------------------------------------------------------------------------------------
Balanced                          $18.87       $19.29          $0.210            $0.00
Growth and Income                  31.81        31.53           0.140             0.00
Capital Appreciation               34.17        35.20           0.000             0.00
Small-Cap                          12.61        13.56           0.000             0.00
International                      11.96        11.46           0.000             0.00
--------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------
Growth and Income                 $31.81       $31.54          $0.151            $0.00
Capital Appreciation               34.18        35.22           0.000             0.00
Small-Cap                          12.61        13.57           0.000             0.00
--------------------------------------------------------------------------------------------

THE MARKETS IN PERSPECTIVE
SIX MONTHS ENDED JUNE 30, 2000


The perpetual tug-of-war in the financial markets ended in a near stalemate during the first half of 2000, despite lots of back-and-forth movement. On average, neither stock nor bond prices ended the period far from where they began it. However, bonds, thanks to their superior income, outpaced stocks in total return.

       Economic signals were conflicting. Growth continued at a rapid pace, and corporate profits rose smartly. On the other hand, stock prices as the year began already reflected high levels of optimism, and the market administered severe punishment to companies that failed to live up to earnings expectations. Also weighing on the market were concerns that the economy's vigor at a time of low unemployment would inevitably push labor costs and other prices higher. Indeed, higher costs for oil and natural gas pushed broad gauges of inflation higher (the Consumer Price Index gained 2.4% for the six months and 3.7% for the twelve months ended June 30). Yet core inflation, which excludes energy and food items, registered a moderate 2.4% gain during the 12 months ended June 30.

--------------------------------------------------------------------
                                               TOTAL RETURNS
                                         PERIODS ENDED JUNE 30, 2000
                                         ---------------------------
                                         6 MONTHS  1 YEAR   5 YEARS*
--------------------------------------------------------------------
STOCKS
  S&P 500 Index                            -0.4%     7.2%     23.8%
  Russell 2000 Index                        3.0     14.3      14.3
  Wilshire 5000 Index                      -0.7     10.0      22.6
  MSCI EAFE Index                          -4.0     17.4      11.6
--------------------------------------------------------------------
BONDS
  Lehman Aggregate Bond Index               4.0%     4.6%      6.3%
  Lehman 10 Year Municipal Bond Index       4.0      4.5       6.0
  Salomon Smith Barney 3-Month
   U.S. Treasury Bill Index                 2.8      5.3       5.2
--------------------------------------------------------------------
OTHER
  Consumer Price Index                      2.4%     3.7%      2.5%
--------------------------------------------------------------------

*Annualized.

       The Federal Reserve Board raised short-term interest rates by 0.25 percentage point in February and again in March, before adding a half-point boost in May. These steps, which followed three quarter-percentage-point increases in 1999, took the Fed's target for short-term rates to 6.5%. Thereafter, signs of a slowing in economic activity cropped up, although it was not certain that the Fed was done trying to throttle down the economic engine.

U.S. STOCK MARKETS

Stock prices were quite volatile during the half-year, and large day-to-day price fluctuations in market averages were commonplace. There also were two swift shifts in market leadership. The year began with a continuance in the rapid rise for the "TMT" stocks (technology, media, telecommunications) that were the market's darlings during 1999. Through mid-March, the surge in these "new economy" groups left "old economy" stocks far behind. For example, the Nasdaq Composite Index, which is dominated by tech-related stocks, gained 15.6% and the Russell 1000 Value Index fell -10.4% during January and February. But in mid-March, value stocks took charge and TMT stocks slumped. The Russell 1000 Value Index returned 12.1% while the Nasdaq plummeted to a -27.4% return in the March-May period. But June brought another flip-flop: The value index declined -4.6%, while the Nasdaq rebounded with a 14.5% return.

When the half-year was over, most broad market indexes had modest declines. The all-market Wilshire 5000 Index returned -0.7%, the large-capitalization S&P 500 Index slipped -0.4%, and the Nasdaq fell -3.9%. Small- and mid-cap stocks did better: The small-cap Russell 2000 Index gained 3.0% and the Wilshire 4500 Completion Index, comprising virtually all the U.S. stocks outside of the S&P 500, eked out a 0.3% return.

U.S. BOND MARKETS

The Federal Reserve most directly influences interest rates of short-term securities. The Fed pushed up its target federal funds rate (charged on overnight loans between banks) by 1 percentage point to 6.5%. But yields of 3-month U.S. Treasury bills rose only half as far (0.52 percentage point, or 52 basis points to 5.85%). And yields actually declined on long-term Treasury securities, whose prices rose. Big federal budget surpluses are causing a shrinking supply of Treasury bonds. The 10-year Treasury note's yield fell 41 basis points to 6.03% as of June 30, and the yield of the 30-year Treasury declined 58 basis points--from 6.48% to 5.90%--during the half-year.

       The upshot was an unusual "inversion" in the yield curve. Instead of sloping upward--with yields increasing along with the maturity of Treasury securities--the curve descended. The 5.90% yield of 30-year Treasuries on June 30 was 49 basis points below the 6.39% yield on 3-year Treasury notes.

       Corporate bonds did not perform as well as Treasuries for two main reasons: a record level of new offerings and investors' concern that credit quality might be declining. The rise in yields (and fall in prices) was slight for higher-quality corporate bonds but more severe for high-yield "junk" bonds. Investors grew wary of riskier bonds due to an increase in defaults. The Lehman High Yield Bond Index saw a price decline of -5.7% during the first half of 2000, more than offsetting its six-month income of 4.5%. Tax-exempt municipal bonds generally outperformed corporates but did not do as well as Treasury securities. The overall taxable bond market, as measured by the Lehman Aggregate Bond Index, returned 4.0%, as a price gain of 0.4% augmented a 3.6% income return.

INTERNATIONAL STOCK MARKETS

International stock markets were generally unprofitable for U.S. investors due to lack luster local market performances and a stronger U.S. dollar during the half-year. Although economic growth in most of Europe appeared to be strengthening, stocks were hurt by continued economic weakness in Japan and from expectations of higher interest rates. On the other hand, European stock prices got some support from an increase in corporate takeovers.

       In local currencies, European stocks posted a 1.7% return in the aggregate and stocks from the Pacific region recorded a modest decline of -2.6%. However, the dollar's strength diminished those results for U.S. investors, for whom the Morgan Stanley Capital International (MSCI) Europe Index returned -3.0% and the MSCI Pacific Free Index returned -5.9%. The MSCI Europe, Australasia, Far East (EAFE) Index of developed foreign markets registered a -4.0% return for U.S. investors.

       The Select Emerging Markets Free Index fell -9.6% in U.S. dollars, having declined -3.5% in local currencies. The index was hit by weakness in South Africa (-15%) and several emerging Asian markets, including Indonesia (-44%), Thailand (-36%), and the Philippines (-36%). The biggest gains among emerging markets were in Israel (+27%) and Venezuela (+19%).

PERFORMANCE SUMMARIES

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

TAX-MANAGED BALANCED FUND
TOTAL INVESTMENT RETURNS: SEPTEMBER 6, 1994-JUNE 30, 2000
---------------------------------------------------------
                    TAX-MANAGED
                   BALANCED FUND          COMPOSITE*
FISCAL     CAPITAL    INCOME     TOTAL      TOTAL
YEAR       RETURN     RETURN     RETURN     RETURN
---------------------------------------------------------
1994        -2.3%      0.9%      -1.4%      -1.8%
1995        21.0       3.5       24.5       25.5
1996         9.0       3.2       12.2       13.2
1997        13.5       3.1       16.6       19.9
1998        14.1       2.8       16.9       17.0
1999        12.7       2.8       15.5       10.2
2000**       2.2       1.1        3.3        2.1
---------------------------------------------------------

*50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.
**Six months ended June 30, 2000.

See Financial Highlights table on page 26 for dividend information for the past five years.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 2000
--------------------------------------------------------------------------------------------------
                                                                             SINCE INCEPTION
                                    INCEPTION                          ---------------------------
                                       DATE       1 YEAR      5 YEARS   CAPITAL   INCOME    TOTAL
--------------------------------------------------------------------------------------------------
Tax-Managed Balanced Fund           9/6/1994      12.07%      14.77%     11.92%    2.96%    14.88%
    Fee-Adjusted Returns*                         10.95       14.77      11.92     2.96     14.88
--------------------------------------------------------------------------------------------------

*Reflective of the 2% fee that is assessed on redemptions of shares that are held in the fund for less than one year and the 1% fee that is assessed on redemptions of shares that are held in the fund for at least one year but less than five years.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

TAX-MANAGED GROWTH AND INCOME FUND
TOTAL INVESTMENT RETURNS: SEPTEMBER 6, 1994-JUNE 30, 2000
---------------------------------------------------------
                   TAX-MANAGED
              GROWTH AND INCOME FUND        S&P 500
FISCAL     CAPITAL    INCOME     TOTAL       TOTAL
YEAR       RETURN     RETURN     RETURN      RETURN
---------------------------------------------------------
1994        -2.6%      0.9%      -1.7%       -1.8%
1995        34.7       2.8       37.5        37.6
1996        20.7       2.3       23.0        23.0
1997        31.4       1.9       33.3        33.4
1998        27.2       1.5       28.7        28.6
1999        19.8       1.3       21.1        21.0
2000*       -0.9       0.5       -0.4        -0.4
---------------------------------------------------------

*Six months ended June 30, 2000.

See Financial Highlights table on page 27 for dividend information for the past five years.

TAX-MANAGED GROWTH AND INCOME FUND
INSTITUTIONAL SHARES
TOTAL INVESTMENT RETURNS: MARCH 4, 1999-JUNE 30, 2000
-----------------------------------------------------
                TAX-MANAGED GROWTH AND
           INCOME FUND INSTITUTIONAL SHARES  S&P 500
FISCAL      CAPITAL     INCOME      TOTAL     TOTAL
YEAR        RETURN      RETURN      RETURN    RETURN
-----------------------------------------------------
1999         17.9%       1.3%       19.2%     19.1%
2000*        -0.8%       0.4%       -0.4%     -0.4%
-----------------------------------------------------

*Six months ended June 30, 2000.

See Financial Highlights table on page 27 for dividend information since inception.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 2000
----------------------------------------------------------------------------------------------------
                                                                                SINCE INCEPTION
                                        INCEPTION                         --------------------------
                                          DATE       1 YEAR     5 YEARS    CAPITAL  INCOME   TOTAL
----------------------------------------------------------------------------------------------------
Tax-Managed Growth and Income Fund      9/6/1994      7.36%     23.82%     21.77%    1.90%   23.67%
  Fee-Adjusted Returns*                               6.29      23.82      21.77     1.90    23.67
----------------------------------------------------------------------------------------------------
Tax-Managed Growth and Income Fund
  Institutional Shares                  3/4/1999      7.48%       --       12.48%    1.39%   13.87%
  Fee-Adjusted Returns*                               6.40        --       11.63     1.38    13.01
----------------------------------------------------------------------------------------------------

*Reflective of the 2% fee that is assessed on redemptions of shares that are held in the fund for less than one year and the 1% fee that is assessed on redemptions of shares that are held in the fund for at least one year but less than five years.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

TAX-MANAGED CAPITAL APPRECIATION FUND
TOTAL INVESTMENT RETURNS: SEPTEMBER 6, 1994-JUNE 30, 2000
---------------------------------------------------------
                  TAX-MANAGED                RUSSELL
            CAPITAL APPRECIATION FUND         1000
FISCAL     CAPITAL    INCOME     TOTAL       TOTAL
YEAR       RETURN     RETURN     RETURN      RETURN
---------------------------------------------------------
1994        -0.9%      0.4%      -0.5%       -1.9%
1995        33.5       0.9       34.4        37.8
1996        20.1       0.8       20.9        22.4
1997        26.5       0.8       27.3        32.9
1998        27.3       0.7       28.0        27.0
1999        33.0       0.5       33.5        20.9
2000*        3.0       0.0        3.0         0.8
---------------------------------------------------------

*Six months ended June 30, 2000.

See Financial Highlights table on page 28 for dividend information for the past five years.

TAX-MANAGED CAPITAL APPRECIATION FUND
INSTITUTIONAL SHARES
TOTAL INVESTMENT RETURNS: FEBRUARY 24, 1999-JUNE 30, 2000
---------------------------------------------------------
             TAX-MANAGED CAPITAL APPRECIATION   RUSSELL
                FUND INSTITUTIONAL SHARES        1000
FISCAL         CAPITAL    INCOME     TOTAL      TOTAL
YEAR           RETURN     RETURN     RETURN     RETURN
---------------------------------------------------------
1999            29.9%      0.5%      30.4%      19.7%
2000*           3.0%       0.0%       3.0%       0.8%
---------------------------------------------------------

*Six months ended June 30, 2000.

See Financial Highlights table on page 28 for dividend information since inception.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 2000
---------------------------------------------------------------------------------------------------
                                                                               SINCE INCEPTION
                                        INCEPTION                        --------------------------
                                          DATE        1 YEAR    5 YEARS   CAPITAL   INCOME   TOTAL
---------------------------------------------------------------------------------------------------
Tax-Managed Capital Appreciation Fund    9/6/1994     18.96%    24.83%    24.08%     0.69%   24.77%
  Fee-Adjusted Returns*                               17.77     24.83     24.08      0.69    24.77
---------------------------------------------------------------------------------------------------
Tax-Managed Capital Appreciation Fund
  Institutional Shares                  2/24/1999     19.06%       --     24.15%     0.40%   24.55%
  Fee-Adjusted Returns*                               17.87        --     23.23      0.39    23.62
---------------------------------------------------------------------------------------------------

*Reflective of the 2% fee that is assessed on redemptions of shares that are held in the fund for less than one year and the 1% fee that is assessed on redemptions of shares that are held in the fund for at least one year but less than five years.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

TAX-MANAGED SMALL-CAP FUND
TOTAL INVESTMENT RETURNS: MARCH 25, 1999-JUNE 30, 2000
------------------------------------------------------
                    TAX-MANAGED               S&P
                   SMALL-CAP FUND         SMALLCAP 600
FISCAL     CAPITAL    INCOME     TOTAL       TOTAL
YEAR       RETURN     RETURN     RETURN      RETURN
------------------------------------------------------
1999        25.7%      0.6%      26.3%       24.9%
2000*        7.5%      0.0%       7.5%        6.9%
------------------------------------------------------

*Six months ended June 30, 2000.

See Financial Highlights table on page 29 for dividend information since inception.

TAX-MANAGED SMALL-CAP FUND INSTITUTIONAL SHARES
TOTAL INVESTMENT RETURNS: APRIL 21, 1999-JUNE 30, 2000
------------------------------------------------------
            TAX-MANAGED SMALL-CAP FUND         S&P
               INSTITUTIONAL SHARES       SMALLCAP 600
FISCAL     CAPITAL    INCOME     TOTAL        TOTAL
YEAR       RETURN     RETURN     RETURN      RETURN
------------------------------------------------------
1999        17.2%      0.6%      17.8%       16.9%
2000*        7.6%      0.0%       7.6%        6.9%
------------------------------------------------------

*Six months ended June 30, 2000.

See Financial Highlights table on page 29 for dividend information since inception.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 2000
----------------------------------------------------------------------------------------------------
                                                                                SINCE INCEPTION
                                                    INCEPTION              -------------------------
                                                      DATE        1 YEAR    CAPITAL  INCOME   TOTAL
----------------------------------------------------------------------------------------------------
Tax-Managed Small-Cap Fund                          3/25/1999     15.62%    26.87%    0.44%   27.31%
  Fee-Adjusted Returns*                                           13.90     25.37     0.44    25.81
----------------------------------------------------------------------------------------------------
Tax-Managed Small-Cap Fund Institutional Shares     4/21/1999     15.77%    21.47%    0.50%   21.97%
  Fee-Adjusted Returns*                                           14.04     19.94     0.50    20.44
----------------------------------------------------------------------------------------------------

*Reflective of the 0.5% fee on purchases, the 2% fee that is assessed on redemptions of shares that are held in the fund for less than one year and the 1% fee that is assessed on redemptions of shares that are held in the fund for at least one year but less than five years.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

TAX-MANAGED INTERNATIONAL FUND
TOTAL INVESTMENT RETURNS: AUGUST 17, 1999-JUNE 30, 2000
-------------------------------------------------------
               TAX-MANAGED
            INTERNATIONAL FUND      MSCI EAFE
FISCAL   CAPITAL  INCOME   TOTAL      TOTAL
YEAR     RETURN   RETURN   RETURN    RETURN
-------------------------------------------------------
1999      19.6%    0.4%     20.0%     19.7%
2000*     -4.2%    0.0%     -4.2%     -4.0%
-------------------------------------------------------

*Six months ended June 30, 2000.

See Financial Highlights table on page 30 for dividend information since inception.

TOTAL RETURNS: PERIOD ENDED JUNE 30, 2000
-----------------------------------------------------------------------------------------------
                                                                         SINCE INCEPTION
                                                   INCEPTION     ------------------------------
                                                     DATE         CAPITAL    INCOME     TOTAL
-----------------------------------------------------------------------------------------------
Tax-Managed International Fund                     8/17/1999       14.60%     0.39%     14.99%
  Fee-Adjusted Returns*                                            12.03      0.38      12.41
-----------------------------------------------------------------------------------------------

*Reflective of the 0.25% fee on purchases and the 2% fee that is assessed on redemptions of shares that are held in the fund for less than one year.

FUND PROFILE
TAX-MANAGED BALANCED FUND

This Profile provides a snapshot of the fund's characteristics as of June 30, 2000, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on pages 14-15.

TOTAL FUND CHARACTERISTICS
--------------------------------------------
Yield                                  2.7%
Turnover Rate                          17%*
Expense Ratio                        0.20%*
Cash Investments                       0.0%

*Annualized.

FUND ASSET ALLOCATION
--------------------------------------------
STOCKS                                  47%
BONDS                                   53%

TOTAL FUND VOLATILITY MEASURES
--------------------------------------------
                      BALANCED     S&P 500
--------------------------------------------
R-Squared                 0.89        1.00
Beta                      0.54        1.00

TEN LARGEST STOCKS
(% OF EQUITIES)
--------------------------------------------
General Electric Co.                   4.2%
Cisco Systems, Inc.                    3.5
Intel Corp.                            3.4
Microsoft Corp.                        2.4
Pfizer, Inc.                           2.3
Citigroup, Inc.                        1.7
Oracle Corp.                           1.6
Exxon Mobil Corp.                      1.5
Lucent Technologies, Inc.              1.5
EMC Corp.                              1.4
--------------------------------------------
Top Ten                               23.5%
--------------------------------------------
Top Ten as % of Total Net Assets      11.2%

SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
-------------------------------------------------------------------------------
                                   JUNE 30, 1999          JUNE 30, 2000
                                -----------------------------------------------
                                                                     RUSSELL
                                     BALANCED         BALANCED         1000
                                -----------------------------------------------
Auto & Transportation .....            3.3%             2.2%            1.7%
Consumer Discretionary ....           17.2             14.1            11.8
Consumer Staples ..........            5.2              1.9             5.1
Financial Services ........           11.5             10.1            14.2
Health Care ...............           12.6             14.2            12.3
Integrated Oils ...........            2.1              2.1             3.3
Other Energy ..............            3.2              4.6             2.0
Materials & Processing ....            3.4              1.6             2.0
Producer Durables .........            4.0              3.1             3.2
Technology ................           23.2             33.5            30.6
Utilities .................            9.6              7.6             9.0
Other .....................            4.7              5.0             4.8
-------------------------------------------------------------------------------

EQUITY CHARACTERISTICS
---------------------------------------------
                       BALANCED  RUSSELL 1000
---------------------------------------------
Number of Stocks            434         1,000
Median Market Cap        $53.3B        $65.6B
Price/Earnings Ratio      40.4x         30.7x
Price/Book Ratio           5.9x          5.1x
Dividend Yield             0.4%          1.1%
Return on Equity          22.6%         24.1%
Earnings Growth Rate      20.5%         17.2%
Foreign Holdings           0.0%          0.0%

EQUITY INVESTMENT FOCUS
---------------------------------------------
STYLE--BLEND
MARKET CAP--LARGE

FIXED INCOME CHARACTERISTICS
---------------------------------------------
                       BALANCED     LEHMAN*
---------------------------------------------
Number of Bonds             159      39,177
Yield to Maturity          4.9%          --
Average Coupon             5.5%        5.5%
Average Maturity      6.8 years  13.6 years
Average Quality             AA+         AA+
Average Duration      5.3 years   7.5 years

*Lehman Municipal Bond Index.

FIXED INCOME INVESTMENT FOCUS
---------------------------------------------
AVERAGE MATURITY--
  MEDIUM
CREDIT QUALITY--
  HIGH

DISTRIBUTION BY MATURITY
(% OF BONDS)
---------------------------------------------
Under 1 Year                           6.3%
1-5 Years                             37.0
5-10 Years                            39.4
10-20 Years                           16.4
20-30 Years                            0.9
Over 30 Years                          0.0
---------------------------------------------
Total                                100.0%

DISTRIBUTION BY CREDIT QUALITY (% OF BONDS)
---------------------------------------------
AAA                                   70.3%
AA                                    24.6
A                                      1.7
BBB                                    3.2
BB                                     0.0
B                                      0.0
Not Rated                              0.2
---------------------------------------------
Total                                100.0%

LARGEST STATE CONCENTRATIONS
(% OF BONDS)
---------------------------------------------
Texas                                 16.9%
New York                              12.1
New Jersey                             8.3
Ohio                                   8.1
Pennsylvania                           4.8
California                             4.6
Massachusetts                          4.1
Michigan                               4.0
Georgia                                3.8
District of Columbia                   3.3
---------------------------------------------
Top Ten                               70.0%

ALLOCATION BY REGION. This chart shows the geographic distribution of a fund's holdings.

AVERAGE COUPON. The average interest rate paid on the securities held by a fund. It is expressed as a percentage of face value.

AVERAGE DURATION. An estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the fund's duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.

AVERAGE MATURITY. The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.

AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's securities holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most creditworthy issuers of money market securities.

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.

CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock and bond investment.

COUNTRY DIVERSIFICATION. The percentages of a fund's common stock invested in securities of various countries.

DISTRIBUTION BY CREDIT QUALITY. This breakdown of a fund's securities by credit rating can help in gauging the risk that returns could be affected by defaults or other credit problems.

DISTRIBUTION BY MATURITY. An indicator of interest-rate risk. In general, the higher the concentration of longer-maturity issues, the more a fund's share price will fluctuate in response to changes in interest rates.

DIVIDEND YIELD. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds.

EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

EQUITY INVESTMENT FOCUS. This grid indicates the focus of a fund in terms of two attributes: market capitalization (large, medium, or small) and relative valuation (growth, value, or a blend).

EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

FIXED INCOME INVESTMENT FOCUS. This grid indicates the focus of a fund in terms of two attributes: average maturity (short, medium, or long) and average credit quality (high, medium, or low).

FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.

FUND ASSET ALLOCATION. This chart shows the proportions of a fund's holdings allocated to different types of assets.

LARGEST STATE CONCENTRATIONS. An indicator of diversification. The less concentrated a fund's holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.

NUMBER OF BONDS. An indicator of diversification. The more separate issues a fund holds, the less susceptible it is to a price decline stemming from the problems of a particular bond issuer.

NUMBER OF STOCKS. An indicator of diversification. The more stocks a fund holds, the more diversified it is and the more likely to perform in line with the overall stock market.

PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.

R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the overall market (or its benchmark index). If a fund's total return were precisely synchronized with the overall market's return, its R-squared would be 1.00. If a fund's returns bore no relationship to the market's returns, its R-squared would be 0.

RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

SECTOR DIVERSIFICATION. The percentages of a fund's common stocks that come from each of the major industry groups that compose the stock market.

TEN LARGEST STOCKS/HOLDINGS. The percentage of equity assets that a fund has invested in its ten largest stocks. As this percentage rises, a fund's returns are likely to be more volatile because they are more dependent on the fortunes of a few companies.

TURNOVER RATE. An indication of trading activity during the period. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).

YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a fund were held to their maturity dates.

FUND PROFILE
TAX-MANAGED GROWTH AND INCOME FUND

This Profile provides a snapshot of the fund's characteristics as of June 30, 2000, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on pages 14-15.

PORTFOLIO CHARACTERISTICS
---------------------------------------------------
                             GROWTH AND
                                 INCOME     S&P 500
---------------------------------------------------
Number of Stocks                    522         500
Median Market Cap                $94.9B      $94.9B
Price/Earnings Ratio              28.6x       28.7x
Price/Book Ratio                   5.2x        5.2x
Yield                              1.0%        1.1%
Yield--Institutional Shares        1.0%        1.1%
Return on Equity                  24.5%       24.5%
Earnings Growth Rate              17.2%       17.3%
Foreign Holdings                   1.2%        1.2%
Turnover Rate                       3%*          --
Expense Ratio                    0.18%*          --
Expense Ratio--
    Institutional Shares         0.11%*          --
Cash Investments                   0.0%          --

*Annualized.

EQUITY INVESTMENT FOCUS
---------------------------------------------
STYLE--BLEND
MARKET CAP--LARGE

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
-------------------------------------------
General Electric Co.                   4.2%
Intel Corp.                            3.6
Cisco Systems, Inc.                    3.5
Microsoft Corp.                        3.4
Pfizer, Inc.                           2.4
Exxon Mobil Corp.                      2.2
Wal-Mart Stores, Inc.                  2.1
Oracle Corp.                           1.9
Citigroup, Inc.                        1.6
Nortel Networks Corp.                  1.6
-------------------------------------------
Top Ten                               26.5%

VOLATILITY MEASURES
-------------------------------------------
                     GROWTH AND
                         INCOME     S&P 500
-------------------------------------------
R-Squared                  1.00        1.00
Beta                       1.00        1.00

SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
--------------------------------------------------------------------------------
                                    JUNE 30, 1999           JUNE 30, 20
                                ------------------------------------------------
                                 GROWTH AND INCOME  GROWTH AND INCOME   S&P 500
                                ------------------------------------------------
Auto & Transportation......              2.5%              1.9%           1.6%
Consumer Discretionary.....             12.8              11.5           11.8
Consumer Staples...........              7.8               5.8            5.7
Financial Services.........             16.5              13.4           13.4
Health Care................             11.0              11.7           11.7
Integrated Oils............              5.4               4.5            4.5
Other Energy...............              1.1               1.8            1.8
Materials & Processing.....              3.7               2.2            2.2
Producer Durables..........              4.2               2.9            2.9
Technology.................             18.4              29.8           29.9
Utilities..................             11.3               8.6            8.6
Other......................              5.3               5.9            5.9
--------------------------------------------------------------------------------

FUND PROFILE
TAX-MANAGED CAPITAL APPRECIATION FUND

This Profile provides a snapshot of the fund's characteristics as of June 30, 2000, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on pages 14-15.

PORTFOLIO CHARACTERISTICS
--------------------------------------------------
                               CAPITAL     RUSSELL
                          APPRECIATION        1000
--------------------------------------------------
Number of Stocks                   517       1,000
Median Market Cap               $64.0B      $65.6B
Price/Earnings Ratio             38.3x       30.7x
Price/Book Ratio                  5.8x        5.1x
Yield                             0.4%        1.1%
Yield--Institutional Shares       0.5%        1.1%
Return on Equity                 23.2%       24.1%
Earnings Growth Rate             19.7%       17.2%
Foreign Holdings                  0.0%        0.0%
Turnover Rate                     24%*          --
Expense Ratio                   0.18%*          --
Expense Ratio--
    Institutional Shares        0.10%*          --
Cash Investments                  0.0%          --

*Annualized.

EQUITY INVESTMENT FOCUS
---------------------------------------------
STYLE
MARKET CAP

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
---------------------------------------------
General Electric Co.                   4.2%
Intel Corp.                            3.6
Cisco Systems, Inc.                    3.5
Microsoft Corp.                        2.5
Pfizer, Inc.                           2.5
Citigroup, Inc.                        1.7
Exxon Mobil Corp.                      1.7
International Business Machines Corp.  1.6
Lucent Technologies, Inc.              1.6
Oracle Corp.                           1.5
---------------------------------------------
Top Ten                               24.4%

VOLATILITY MEASURES
---------------------------------------------
                        CAPITAL         S&P
                   APPRECIATION         500
---------------------------------------------
R-Squared                  0.91        1.00
Beta                       1.11        1.00

SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
--------------------------------------------------------------------------------
                                    JUNE 30, 1999          JUNE 30, 2000
                                  ----------------------------------------------
                                       CAPITAL         CAPITAL         RUSSELL
                                    APPRECIATION    APPRECIATION        1000
                                  ----------------------------------------------
Auto & Transportation .....              3.0%            2.1%            1.7%
Consumer Discretionary ....             16.7            13.8            11.8
Consumer Staples ..........              5.5             3.3             5.1
Financial Services ........             11.2            10.7            14.2
Health Care ...............             12.1            13.1            12.3
Integrated Oils ...........              1.8             2.4             3.3
Other Energy ..............              3.3             4.3             2.0
Materials & Processing ....              3.9             1.7             2.0
Producer Durables .........              4.8             3.0             3.2
Technology ................             23.4            33.1            30.6
Utilities .................              9.3             7.7             9.0
Other .....................              5.0             4.8             4.8
--------------------------------------------------------------------------------

FUND PROFILE
TAX-MANAGED SMALL-CAP FUND

This Profile provides a snapshot of the fund's characteristics as of June 30, 2000, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on pages 14-15.

PORTFOLIO CHARACTERISTICS
---------------------------------------------------
                              SMALL-CAP        S&P*
---------------------------------------------------
Number of Stocks                    620         600
Median Market Cap                 $1.0B       $0.9B
Price/Earnings Ratio              21.8x       21.1x
Price/Book Ratio                   2.7x        2.6x
Yield                              0.5%        0.7%
Yield--Institutional Shares        0.6%        0.7%
Return on Equity                  15.0%       15.7%
Earnings Growth Rate              15.8%       15.4%
Foreign Holdings                   0.4%        0.2%
Turnover Rate                     35%**          --
Expense Ratio                   0.20%**          --
Expense Ratio--
  Institutional Shares          0.10%**          --
Cash Investments                   0.0%          --

 *S&P SmallCap 600 Index.
**Annualized.

EQUITY INVESTMENT FOCUS
---------------------------------------------
STYLE--BLEND
MARKET CAP--SMALL

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
---------------------------------------------
Mercury Interactive Corp.              1.8%
IDEC Pharmaceuticals Corp.             1.2
International Rectifier Corp.          0.9
Lattice Semiconductor Corp.            0.8
Protein Design Labs, Inc.              0.8
Vertex Pharmaceuticals, Inc.           0.7
RSA Security Inc.                      0.7
Digital Microwave Corp.                0.7
Techne                                 0.7
Jones Pharma, Inc.                     0.7
---------------------------------------------
Top Ten                                9.0%

SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
--------------------------------------------------------------------------------
                                   JUNE 30, 1999          JUNE 30, 2000
                                  ----------------------------------------------
                                                                        S&P
                                     SMALL-CAP       SMALL-CAP     SMALLCAP 600
                                  ----------------------------------------------
Auto & Transportation.......             5.9%           4.8%            5.0%
Consumer Discretionary......            20.3           16.6            17.7
Consumer Staples............             3.1            2.8             2.9
Financial Services..........            17.1           12.6            13.4
Health Care.................            11.1           15.3            13.7
Integrated Oils.............             0.3            0.0             0.0
Other Energy................             3.2            4.4             4.6
Materials & PROCESSING......            10.2            8.0             8.8
Producer Durables...........             9.2           10.5            11.0
Technology..................            14.1           21.4            19.3
Utilities...................             4.8            2.9             3.1
Other.......................             0.7            0.7             0.5
--------------------------------------------------------------------------------

FUND PROFILE
TAX-MANAGED INTERNATIONAL FUND

This Profile provides a snapshot of the fund's characteristics as of June 30, 2000, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on pages 14-15.

PORTFOLIO CHARACTERISTICS
-------------------------------------------
                  INTERNATIONAL   MSCI EAFE
-------------------------------------------
Number of Stocks            935         953
Turnover Rate               4%*          --
Expense Ratio            0.35%*          --
Cash Investments           0.0%          --

*Annualized.

ALLOCATION BY REGION
-------------------------------------------
EUROPE                          67%
PACIFIC                         33%

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
-------------------------------------------
Nokia Oyj                              2.5%
Vodafone Airtouch PLC                  2.5
BP Amoco PLC                           2.2
Deutsche Telekom AG                    1.8
Toyota Motor Corp.                     1.7
Nippon Telegraph and Telephone Corp.   1.7
Telefonaktiebolaget
  LM Ericsson AB Class B               1.6
France Telecom SA                      1.5
Royal Dutch Petroleum Co.              1.4
TotalFinaElf                           1.2
-------------------------------------------
Top Ten                               18.1%

Country Diversification table is on page 20.

COUNTRY DIVERSIFICATION (% OF COMMON STOCKS)
-------------------------------------------------------------
                                      JUNE 30, 2000
                              -------------------------------
                              INTERNATIONAL   MSCI EAFE INDEX
                              -------------------------------
Australia ..........               2.7%             2.8%
Austria ............               0.2              0.2
Belgium ............               0.7              0.8
Denmark ............               0.8              0.8
Finland ............               3.1              3.1
France .............              10.9             11.4
Germany ............               8.6              8.6
Hong Kong ..........               2.1              2.1
Ireland ............               0.3              0.4
Italy ..............               4.4              4.4
Japan ..............              27.0             26.7
Netherlands ........               6.0              5.4
New Zealand ........               0.2              0.1
Norway .............               0.4              0.4
Portugal ...........               0.5              0.5
Singapore ..........               1.0              1.0
Spain ..............               2.6              2.7
Sweden .............               3.3              3.3
Switzerland ........               5.8              5.8
United Kingdom .....              19.1             19.5
United States ......               0.3              0.0
-------------------------------------------------------------
TOTAL                            100.0%           100.0%

FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED)

The Statements of Net Assets, integral parts of the Financial Statements for each of the Vanguard Tax-Managed Funds, are included as an insert to this report.

STATEMENT OF OPERATIONS

This Statement shows dividend and interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period. If a fund invested in futures contracts during the period, the results of these investments are shown separately.

-----------------------------------------------------------------------------------------
                                                                             TAX-MANAGED
                                                                                BALANCED
                                                                                    FUND
                                                                        -----------------
                                                                        SIX MONTHS ENDED
                                                                           JUNE 30, 2000
                                                                                   (000)
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
   Dividends                                                                    $    332
   Interest                                                                        4,639
   Security Lending                                                                   17
                                                                                ---------
      Total Income                                                                 4,988
                                                                                ---------
EXPENSES
   The Vanguard Group--Note B
      Investment Advisory Services                                                    19
      Management and Administrative                                                  291
      Marketing and Distribution                                                      23
   Custodian Fees                                                                      8
   Auditing Fees                                                                       4
   Shareholders' Reports                                                              21
   Trustees' Fees and Expenses                                                        --
                                                                                ---------
      Total Expenses                                                                 366
      Expenses Paid Indirectly--Note C                                               (11)
                                                                                ---------
      Net Expenses                                                                   355
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                              4,633
-----------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD                             3,138
-----------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES          4,502
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ 12,273
=========================================================================================

-----------------------------------------------------------------------------------------------------------------------------
                                                            TAX-MANAGED       TAX-MANAGED
                                                             GROWTH AND           CAPITAL       TAX-MANAGED      TAX-MANAGED
                                                                 INCOME      APPRECIATION         SMALL-CAP    INTERNATIONAL
                                                                   FUND              FUND              FUND             FUND
                                                            -----------------------------------------------------------------
                                                                                SIX MONTHS ENDED JUNE 30, 2000
                                                            -----------------------------------------------------------------
                                                                  (000)             (000)             (000)            (000)
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
   Dividends*                                                  $ 13,810          $  6,585          $    927          $ 1,660
   Interest                                                          65               134                39               29
   Security Lending                                                  23               374                48               --
                                                            -----------------------------------------------------------------
      Total Income                                               13,898             7,093             1,014            1,689
                                                            -----------------------------------------------------------------
EXPENSES
   The Vanguard Group--Note B
      Investment Advisory Services                                   25                25                 8                8
      Management and Administrative--
         Investor Shares                                          1,832             2,126               182               69
      Management and Administrative--
         Institutional Shares                                        50                79                 7
      Marketing and Distribution--Investor Shares                   156               146                16               10
      Marketing and Distribution--Institutional Shares                5                 8                 1
   Custodian Fees                                                    35                28                39              195
   Auditing Fees                                                      5                 5                 4                4
   Shareholders' Reports--Investor Shares                            17                14                 1               --
   Shareholders' Reports--Institutional Shares                       --                --                --               --
   Trustees' Fees and Expenses                                        1                 1                --               --
                                                            -----------------------------------------------------------------
      Total Expenses                                              2,126             2,432               258              286
      Expenses Paid Indirectly--Note C                               --                (3)               --               --
                                                            -----------------------------------------------------------------
      Net Expenses                                                2,126             2,429               258              286
-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                            11,772             4,664               756            1,403
-----------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
   Investment Securities Sold                                   (18,880)          (14,017)            1,729             (967)
   Foreign Currencies                                                --                --                --              (15)
-----------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                        (18,880)          (14,017)            1,729             (982)
-----------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)
   Investment Securities                                            747            97,243            17,011           (6,713)
   Foreign Currencies                                                --                --                --               (7)
-----------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                                                   747            97,243            17,011           (6,720)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $ (6,361)         $ 87,890          $ 19,496          $(6,299)
=============================================================================================================================

*Dividends for the Tax-Managed International Fund are net of foreign withholding taxes of $191,000.

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement. Distributions, Capital Share Transactions, and Shares Issued and Redeemed are shown separately for each class of shares.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     TAX-MANAGED                             TAX-MANAGED
                                                                      BALANCED                            GROWTH AND INCOME
                                                                        FUND                                    FUND
                                                        --------------------------------        -----------------------------------
                                                           SIX MONTHS               YEAR           SIX MONTHS                 YEAR
                                                                ENDED              ENDED                ENDED                ENDED
                                                        JUNE 30, 2000      DEC. 31, 1999        JUNE 30, 2000        DEC. 31, 1999
                                                                (000)              (000)                (000)                (000)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net Investment Income                                    $   4,633          $   6,649          $    11,772          $    20,396
   Realized Net Gain (Loss)                                     3,138               (600)             (18,880)             (22,026)
   Change in Unrealized Appreciation (Depreciation)             4,502             34,103                  747              367,353
                                                        ---------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets
         Resulting from Operations                             12,273             40,152               (6,361)             365,723
                                                        ---------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income
      Investor Shares                                          (4,091)            (6,810)             (10,561)             (20,158)
      Institutional Shares*                                        --                 --                 (521)                (829)
   Realized Capital Gain
      Investor Shares                                              --                 --                   --                   --
      Institutional Shares*                                        --                 --                   --                   --
                                                        ---------------------------------------------------------------------------
         Total Distributions                                   (4,091)            (6,810)             (11,082)             (20,987)
                                                        ---------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES(1)
   Issued                                                      55,420             95,687              291,757              704,246
   Issued in Lieu of Cash Distributions                         3,572              5,935                8,833               16,735
   Redeemed**                                                  (9,560)           (12,215)             (94,421)            (167,468)
                                                        ---------------------------------------------------------------------------
      Net Increase--Investor Shares                            49,432             89,407              206,169              553,513
                                                        ---------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES(2)
   Issued                                                          --                 --                4,029              100,931
   Issued in Lieu of Cash Distributions                            --                 --                  151                  425
   Redeemed**                                                      --                 --               (1,925)              (3,823)
                                                        ---------------------------------------------------------------------------
      Net Increase--Institutional Shares*                          --                 --                2,255               97,533
-----------------------------------------------------------------------------------------------------------------------------------
   Total Increase                                              57,614            122,749              190,981              995,782
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period                                        329,681            206,932            2,348,213            1,352,431
                                                        ---------------------------------------------------------------------------
   End of Period                                            $ 387,295          $ 329,681          $ 2,539,194          $ 2,348,213
===================================================================================================================================

(1)Shares Issued (Redeemed)--Investor Shares
   Issued                                                       2,932              5,480                9,452               24,799
   Issued in Lieu of Cash Distributions                           183                335                  275                  577
   Redeemed                                                      (510)              (704)              (3,104)              (5,867)
                                                        ---------------------------------------------------------------------------
      Net Increase in Shares Outstanding                        2,605              5,111                6,623               19,509
===================================================================================================================================

(2)Shares Issued (Redeemed)--Institutional Shares
   Issued                                                          --                 --                  128                3,511
   Issued in Lieu of Cash Distributions                            --                 --                    5                   15
   Redeemed                                                        --                 --                  (63)                (137)
                                                        ---------------------------------------------------------------------------
      Net Increase in Shares Outstanding*                          --                 --                   70                3,389
===================================================================================================================================

 *The Tax-Managed Balanced Fund does not offer Institutional Shares. **Net of redemption fees of $114,000, $125,000, $978,000 and $814,000, respectively (fund totals by period).

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        TAX-MANAGED                          TAX-MANAGED
                                                                   CAPITAL APPRECIATION                       SMALL-CAP
                                                                          FUND                                   FUND
                                                          ----------------------------------      ---------------------------------
                                                             SIX MONTHS                 YEAR         SIX MONTHS
                                                                  ENDED                ENDED              ENDED        FEB. 25* TO
                                                          JUNE 30, 2000        DEC. 31, 1999      JUNE 30, 2000      DEC. 31, 1999
                                                                  (000)                (000)              (000)              (000)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net Investment Income                                    $     4,664          $     8,877          $     756          $     795
   Realized Net Gain (Loss)                                     (14,017)             (21,987)             1,729             (1,869)
   Change in Unrealized Appreciation (Depreciation)              97,243              598,867             17,011             33,471
                                                          -------------------------------------------------------------------------
      Net Increase in Net Assets Resulting
         from Operations                                         87,890              585,757             19,496             32,397
                                                          -------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income
      Investor Shares                                                --               (8,469)                --               (788)
      Institutional Shares                                           --                 (703)                --                (90)
   Realized Capital Gain
      Investor Shares                                                --                   --                 --                 --
      Institutional Shares                                           --                   --                 --                 --
                                                          -------------------------------------------------------------------------
         Total Distributions                                         --               (9,172)                --               (878)
                                                          -------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES(1)
   Issued                                                       415,620              500,092             81,478            181,354
   Issued in Lieu of Cash Distributions                              --                7,351                 --                711
   Redeemed**                                                   (54,850)            (148,263)            (3,774)           (16,758)
                                                          -------------------------------------------------------------------------
      Net Increase--Investor Shares                             360,770              359,180             77,704            165,307
                                                          -------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES(2)
   Issued                                                        19,700              128,423             22,505             16,312
   Issued in Lieu of Cash Distributions                              --                  563                 --                 90
   Redeemed**                                                       (10)                  --                 --                 --
                                                          -------------------------------------------------------------------------
      Net Increase--Institutional Shares                         19,690              128,986             22,505             16,402
-----------------------------------------------------------------------------------------------------------------------------------
   Total Increase                                               468,350            1,064,751            119,705            213,228
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period                                        2,543,550            1,478,799            213,228                 --
                                                          -------------------------------------------------------------------------
   End of Period                                            $ 3,011,900          $ 2,543,550          $ 332,933          $ 213,228
===================================================================================================================================

(1)Shares Issued (Redeemed)--Investor Shares
   Issued                                                        12,163               17,329              6,188             16,893
   Issued in Lieu of Cash Distributions                              --                  219                 --                 59
   Redeemed                                                      (1,618)              (5,527)              (293)            (1,550)
                                                          -------------------------------------------------------------------------
      Net Increase in Shares Outstanding                         10,545               12,021              5,895             15,402
===================================================================================================================================

(2)Shares Issued (Redeemed)--Institutional Shares
   Issued                                                           585                4,817              1,744              1,500
   Issued in Lieu of Cash Distributions                              --                   17                 --                  7
   Redeemed                                                          --                   --                 --                 --
                                                          -------------------------------------------------------------------------
      Net Increase in Shares Outstanding                            585                4,834              1,744              1,507
===================================================================================================================================

 *Initial share purchase date. Subscription period for the fund was February 22, 1999, to March 24, 1999, during which time all assets were held in money market instruments.
**Net of redemption fees of $474,000, $380,000, $51,000, and $36,000, respectively (fund totals by period).

-----------------------------------------------------------------------------------------------------------
                                                                                    TAX-MANAGED
                                                                                    INTERNATIONAL
                                                                                         FUND
                                                                         ----------------------------------
                                                                             SIX MONTHS
                                                                                  ENDED        AUG. 17* TO
                                                                          JUNE 30, 2000      DEC. 31, 1999
                                                                                  (000)              (000)
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net Investment Income                                                      $   1,403          $     353
   Realized Net Loss                                                               (982)              (819)
   Change in Unrealized Appreciation (Depreciation)                              (6,720)            19,399
                                                                         ----------------------------------
      Net Increase (Decrease) in Net Assets Resulting from Operations            (6,299)            18,933
                                                                         ----------------------------------
DISTRIBUTIONS
   Net Investment Income
      Investor Shares                                                                --               (432)
      Institutional Shares                                                           --                 --
   Realized Capital Gain
      Investor Shares                                                                --                 --
      Institutional Shares                                                           --                 --
                                                                         ----------------------------------
         Total Distributions                                                         --               (432)
                                                                         ----------------------------------
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES(1)
   Issued                                                                        60,569            116,067
   Issued in Lieu of Cash Distributions                                              --                308
   Redeemed**                                                                    (2,631)               (44)
                                                                         ----------------------------------
      Net Increase--Investor Shares                                              57,938            116,331
                                                                         ----------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES(2)
   Issued                                                                            --                 --
   Issued in Lieu of Cash Distributions                                              --                 --
   Redeemed                                                                          --                 --
                                                                         ----------------------------------
      Net Increase--Institutional Shares                                             --                 --
-----------------------------------------------------------------------------------------------------------
   Total Increase                                                                51,639            134,832
-----------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period                                                          134,832                 --
                                                                         ----------------------------------
   End of Period                                                              $ 186,471          $ 134,832
===========================================================================================================

(1)Shares Issued (Redeemed)--Investor Shares
   Issued                                                                         5,232             11,252
   Issued in Lieu of Cash Distributions                                              --                 26
   Redeemed                                                                        (232)                (3)
                                                                         ----------------------------------
      Net Increase in Shares Outstanding                                          5,000             11,275
===========================================================================================================

(2)Shares Issued (Redeemed)--Institutional Shares
   Issued                                                                            --                 --
   Issued in Lieu of Cash Distributions                                              --                 --
   Redeemed                                                                          --                 --
                                                                         ----------------------------------
      Net Increase in Shares Outstanding                                             --                 --
===========================================================================================================

 *Inception.
**Net of redemption fees of $52,000 and $1,000, respectively.

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the fund's Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                     TAX-MANAGED BALANCED FUND
                                                                                      YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                 SIX MONTHS ENDED         ----------------------------------------------------------------
THROUGHOUT EACH PERIOD                     JUNE 30, 2000            1999          1998          1997          1996          1995
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  18.87         $ 16.74       $ 14.67       $ 12.92       $ 11.85       $  9.79
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                             .23             .43           .39           .37           .36           .31
   Net Realized and Unrealized Gain (Loss)
      on Investments                                 .40            2.13          2.07          1.75          1.07          2.07
                                                 --------------------------------------------------------------------------------
      Total from Investment Operations               .63            2.56          2.46          2.12          1.43          2.38
                                                 --------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income             (.21)           (.43)         (.39)         (.37)         (.36)         (.32)
   Distributions from Realized Capital Gains          --              --            --            --            --            --
                                                 --------------------------------------------------------------------------------
      Total Distributions                           (.21)           (.43)         (.39)         (.37)         (.36)         (.32)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $  19.29         $ 18.87       $ 16.74       $ 14.67       $ 12.92       $ 11.85
=================================================================================================================================

TOTAL RETURN*                                      3.33%          15.49%        16.93%        16.55%        12.21%        24.52%
=================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)         $    387         $   330       $   207       $   120       $    63       $    39
   Ratio of Total Expenses to
      Average Net Assets                         0.20%**           0.20%         0.19%         0.17%         0.20%         0.20%
   Ratio of Net Investment Income to
      Average Net Assets                         2.57%**           2.52%         2.63%         2.77%         3.04%         3.06%
   Portfolio Turnover Rate                         17%**             13%            7%            7%            5%            5%
=================================================================================================================================

 *Total returns do not reflect the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
**Annualized.

------------------------------------------------------------------------------------------------------------------------------------
                                                                          TAX-MANAGED GROWTH AND INCOME FUND INVESTOR SHARES
                                                                                         YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                  SIX MONTHS ENDED      ---------------------------------------------------------------------
THROUGHOUT EACH PERIOD                      JUNE 30, 2000            1999           1998           1997          1996          1995
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    31.81      $    26.55     $    20.88     $    15.89    $    13.16    $     9.77
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                              .15            .307            .29            .29           .27           .25
   Net Realized and Unrealized Gain (Loss)
      on Investments                                 (.29)          5.267           5.67           4.98          2.74          3.39
                                               ------------------------------------------------------------------------------------
      Total from Investment Operations               (.14)          5.574           5.96           5.27          3.01          3.64
                                               ------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income              (.14)          (.314)          (.29)          (.28)         (.28)         (.25)
   Distributions from Realized Capital Gains           --              --             --             --            --            --
                                               ------------------------------------------------------------------------------------
      Total Distributions                            (.14)          (.314)          (.29)          (.28)         (.28)         (.25)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $    31.53      $    31.81     $    26.55     $    20.88    $    15.89    $    13.16
====================================================================================================================================

TOTAL RETURN*                                      -0.45%          21.12%         28.67%         33.31%        23.03%        37.53%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)        $    2,430      $    2,240     $    1,352     $      579    $      235    $       98
   Ratio of Total Expenses to
      Average Net Assets                          0.18%**           0.19%          0.19%          0.17%         0.20%         0.20%
   Ratio of Net Investment Income to
      Average Net Assets                          0.97%**           1.11%          1.32%          1.62%         2.04%         2.37%
   Portfolio Turnover Rate                           3%**              4%             4%             2%            7%            6%
====================================================================================================================================

 *Total returns do not reflect the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
**Annualized.

-----------------------------------------------------------------------------------------------
                                                            TAX-MANAGED GROWTH AND INCOME FUND
                                                                          INSTITUTIONAL SHARES
FOR A SHARE OUTSTANDING                                   SIX MONTHS ENDED          MAR. 4* TO
THROUGHOUT EACH PERIOD                                       JUNE 30, 2000       DEC. 31, 1999
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $  31.81            $  26.99
-----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                              .170                .274
   Net Realized and Unrealized Gain (Loss) on Investments            (.289)              4.882
                                                                  -----------------------------
      Total from Investment Operations                               (.119)              5.156
                                                                  -----------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                              (.151)              (.336)
   Distributions from Realized Capital Gains                            --                  --
                                                                  -----------------------------
      Total Distributions                                            (.151)              (.336)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $  31.54            $  31.81
===============================================================================================

TOTAL RETURN**                                                      -0.38%              19.23%
===============================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)                           $    109            $    108
   Ratio of Total Expenses to Average Net Assets                    0.11%+              0.10%+
   Ratio of Net Investment Income to Average Net Assets             1.04%+              1.18%+
   Portfolio Turnover Rate                                             3%+                  4%
===============================================================================================

 *Inception.
**Total returns do not reflect the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
 +Annualized.

------------------------------------------------------------------------------------------------------------------------------------
                                                                        TAX-MANAGED CAPITAL APPRECIATION FUND INVESTOR SHARES
                                                                                         YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                   SIX MONTHS ENDED     ---------------------------------------------------------------------
THROUGHOUT EACH PERIOD                      JUNE 30, 2000            1999           1998           1997          1996          1995
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    34.17      $    25.69     $    20.18     $    15.95     $   13.28    $     9.95
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                              .06            .117            .13            .11           .12           .08
   Net Realized and Unrealized Gain (Loss)
      on Investments                                  .97           8.487           5.51           4.24          2.66          3.34
                                               -------------------------------------------------------------------------------------
      Total from Investment Operations               1.03           8.604           5.64           4.35          2.78          3.42
                                               -------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                --           (.124)          (.13)          (.12)         (.11)         (.09)
   Distributions from Realized Capital Gains           --              --             --             --            --            --
                                               -------------------------------------------------------------------------------------
      Total Distributions                              --           (.124)          (.13)          (.12)         (.11)         (.09)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $    35.20      $    34.17     $    25.69     $    20.18     $   15.95    $    13.28
====================================================================================================================================

TOTAL RETURN*                                       3.01%          33.50%         27.95%         27.29%        20.92%        34.38%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)        $    2,821      $    2,378     $    1,479     $      893     $     517    $      254
   Ratio of Total Expenses to
      Average Net Assets                          0.18%**           0.19%          0.19%          0.17%         0.20%         0.20%
   Ratio of Net Investment Income to
      Average Net Assets                          0.33%**           0.47%          0.62%          0.70%         0.91%         0.97%
   Portfolio Turnover Rate                          24%**             12%             5%             4%           12%            7%
====================================================================================================================================

 *Total returns do not reflect the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
**Annualized.


----------------------------------------------------------------------------------------------
                                                        TAX-MANAGED CAPITAL APPRECIATION FUND
                                                                         INSTITUTIONAL SHARES
                                                          SIX MONTHS ENDED        FEB. 24* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD               JUNE 30, 2000      DEC. 31, 1999
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $  34.18           $  26.32
----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                               .07               .129
   Net Realized and Unrealized Gain (Loss) on Investments              .97              7.877
                                                                  ----------------------------
      Total from Investment Operations                                1.04              8.006
                                                                  ----------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                                 --              (.146)
   Distributions from Realized Capital Gains                            --                 --
                                                                  ----------------------------
      Total Distributions                                               --              (.146)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $  35.22           $  34.18
==============================================================================================

TOTAL RETURN**                                                       3.04%             30.43%
==============================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)                           $    191           $    165
   Ratio of Total Expenses to Average Net Assets                    0.10%+             0.10%+
   Ratio of Net Investment Income to Average Net Assets             0.41%+             0.56%+
   Portfolio Turnover Rate                                            24%+                12%
==============================================================================================

 *Inception.
**Total returns do not reflect the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
 +Annualized.

----------------------------------------------------------------------------------------------
                                                                   TAX-MANAGED SMALL-CAP FUND
                                                                              INVESTOR SHARES
                                                          SIX MONTHS ENDED        FEB. 25* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD               JUNE 30, 2000      DEC. 31, 1999
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $  12.61           $  10.00
----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                               .03               .049
   Net Realized and Unrealized Gain (Loss) on Investments              .92              2.615
                                                                  ----------------------------
      Total from Investment Operations                                 .95              2.664
                                                                  ----------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                                 --              (.054)
   Distributions from Realized Capital Gains                            --                 --
                                                                  ----------------------------
      Total Distributions                                               --              (.054)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $  13.56           $  12.61
==============================================================================================

TOTAL RETURN**                                                       7.53%             26.28%
==============================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)                           $    289           $    194
   Ratio of Total Expenses to Average Net Assets                    0.20%+             0.19%+
   Ratio of Net Investment Income to Average Net Assets             0.55%+             0.70%+
   Portfolio Turnover Rate                                            35%+                27%
==============================================================================================

 *Initial share purchase date. Subscription period for the fund was February 22, 1999, to March 24, 1999, during which time all assets were held in money market instruments. Performance measurement begins March 25, 1999.
**Total returns do not reflect the transaction fee on purchases (0.5% beginning
  4/1/2000, 1% through 3/31/2000), or the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
 +Annualized.

--------------------------------------------------------------------------------------------
                                                                 TAX-MANAGED SMALL-CAP FUND
                                                                       INSTITUTIONAL SHARES
                                                         SIX MONTHS ENDED       APR. 21* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD              JUNE 30, 2000     DEC. 31, 1999
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $ 12.61           $ 10.76
--------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                              .04              .044
   Net Realized and Unrealized Gain (Loss) on Investments             .92             1.866
                                                                  --------------------------
      Total from Investment Operations                                .96             1.910
                                                                  --------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                                --             (.060)
   Distributions from Realized Capital Gains                           --                --
                                                                  --------------------------
      Total Distributions                                              --             (.060)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $ 13.57           $ 12.61
============================================================================================

TOTAL RETURN**                                                      7.61%            17.77%
============================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)                           $    44           $    19
   Ratio of Total Expenses to Average Net Assets                   0.10%+            0.10%+
   Ratio of Net Investment Income to Average Net Assets            0.66%+            0.74%+
   Portfolio Turnover Rate                                           35%+               27%
============================================================================================

 *Inception.
**Total returns do not reflect the transaction fee on purchases (0.5% beginning
  4/1/2000, 1% through 3/31/2000), or the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
 +Annualized.

---------------------------------------------------------------------------------------------
                                                              TAX-MANAGED INTERNATIONAL FUND
                                                         SIX MONTHS ENDED        AUG. 17* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD              JUNE 30, 2000      DEC. 31, 1999
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $ 11.96            $ 10.00
---------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                              .09                .03
   Net Realized and Unrealized Gain (Loss) on Investments            (.59)              1.97
                                                                  ---------------------------
      Total from Investment Operations                               (.50)              2.00
                                                                  ---------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                                --               (.04)
   Distributions from Realized Capital Gains                           --                 --
                                                                  ---------------------------
      Total Distributions                                              --               (.04)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $ 11.46            $ 11.96
=============================================================================================

TOTAL RETURN**                                                     -4.18%             20.01%
=============================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)                           $   186            $   135
   Ratio of Total Expenses to Average Net Assets                   0.35%+             0.35%+
   Ratio of Net Investment Income to Average Net Assets            1.71%+             0.96%+
   Portfolio Turnover Rate                                            4%+                 7%
=============================================================================================

 *Inception.
**Total returns do not reflect the transaction fee on purchases (0.25% beginning
  4/1/2000, 0.75% through 3/31/2000), or the 2% redemption fee.
 +Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Tax-Managed Funds comprise the Tax-Managed Balanced, Tax-Managed Growth and Income, Tax-Managed Capital Appreciation, Tax-Managed Small-Cap, and Tax-Managed International Funds, each of which is registered under the Investment Company Act of 1940 as a diversified open-end investment company, or mutual fund.

A. The following significant accounting policies conform to generally accepted accounting principles for mutual funds. The funds consistently follow such policies in preparing their financial statements.

       1. SECURITY VALUATION: Equity securities listed on an exchange are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Temporary cash investments are valued at cost, which approximates market value. Securities for which market quotations are not available are valued by methods deemed by the board of trustees to represent fair value.

       2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

       3. REPURCHASE AGREEMENTS: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

       4. FOREIGN CURRENCY: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International in the calculation of its indexes.

       Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).

       5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

       6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and original issue discounts on municipal bonds are amortized and accreted, respectively, to interest income over the lives of the respective securities. Fees assessed on capital share transactions are credited to paid in capital.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At June 30, 2000, the funds had contributed capital to Vanguard (included in Other Assets) of:

         -----------------------------------------------------------------------
                                CAPITAL CONTRIBUTED PERCENTAGE      PERCENTAGE
                                    TO VANGUARD      OF FUND       OF VANGUARD'S
         TAX-MANAGED FUND              (000)        NET ASSETS    CAPITALIZATION
         -----------------------------------------------------------------------
         Balanced                    $  72             0.02%           0.07%
         Growth and Income             482             0.02            0.48
         Capital Appreciation          557             0.02            0.56
         Small-Cap                      58             0.02            0.06
         International                  34             0.02            0.03
         -----------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. The Tax-Managed Balanced Fund's investment adviser may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund's management and administrative expenses. The funds' custodian banks have also agreed to reduce their fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the six months ended June 30, 2000, these arrangements reduced expenses by:

         ----------------------------------------------------------------------
                                                              EXPENSE
                                                             REDUCTION
                                                               (000)
                                                 -------------------------------
                                                  MANAGEMENT AND     CUSTODIAN
         TAX-MANAGED FUND                         ADMINISTRATIVE       FEES
         ----------------------------------------------------------------------
         Balanced                                       $9              $2
         Capital Appreciation                           --               3
         ----------------------------------------------------------------------

D. Each fund, except the Tax-Managed Balanced Fund, offers two classes of shares, Investor Shares and Institutional Shares. As of June 30, 2000, the Tax-Managed International Fund has not issued Institutional Shares. Institutional shares are designed primarily for institutional investors that meet certain administrative and servicing criteria and have a minimum investment of $10 million. Investor Shares are offered to all other investors. Both classes of shares have equal rights to assets and earnings, except that each class bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expense), marketing and distribution, and shareholder reporting. Class-specific expenses for the six months ended June 30, 2000, represented the following percentages of average net assets:


         ----------------------------------------------------------------------
                                                 INVESTOR       INSTITUTIONAL
         TAX-MANAGED FUND                         SHARES*          SHARES*
         ----------------------------------------------------------------------
         Growth and Income                         0.12%           0.05%
         Capital Appreciation                      0.12            0.04
         Small-Cap                                 0.14            0.04
         ----------------------------------------------------------------------
         *Annualized.


Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

E. During the six months ended June 30, 2000, purchases and sales of investment securities other than temporary cash investments were:

         ---------------------------------------------------------------------
                                                             (000)
                                                 -----------------------------
         TAX-MANAGED FUND                          PURCHASES         SALES
         ---------------------------------------------------------------------
         Balanced                                  $  83,079       $  27,256
         Growth and Income                           252,467          35,388
         Capital Appreciation                        730,120         331,886
         Small-Cap                                   150,911          47,107
         International                                61,847           3,077
         ---------------------------------------------------------------------

       During the six months ended June 30, 2000, the Tax-Managed International Fund realized net foreign currency losses of $15,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to overdistributed net investment income.

       At December 31, 1999, the funds had available realized capital losses to offset future net capital gains through the following fiscal year-ends:

         ---------------------------------------------------------------------
                                              EXPIRATION
                                        FISCAL YEAR(s) ENDING         AMOUNT
         TAX-MANAGED FUND                    DECEMBER 31,              (000)
         ---------------------------------------------------------------------
         Balanced                             2003-2008             $  4,032
         Growth and Income                    2004-2008               24,461
         Capital Appreciation                 2004-2008               52,452
         Small-Cap                            2007-2008                1,869
         International                             2007                  816
         ---------------------------------------------------------------------

F. At June 30, 2000, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was:

         -----------------------------------------------------------------------
                                                       (000)
                                ------------------------------------------------
                                  APPRECIATED     DEPRECIATED    NET UNREALIZED
         TAX-MANAGED FUND         SECURITIES      SECURITIES     APPRECIATION
         -----------------------------------------------------------------------
         Balanced               $     89,550      $   (4,110)    $     85,440
         Growth and Income           856,771        (106,567)         750,204
         Capital Appreciation      1,314,050         (30,528)       1,283,522
         Small-Cap                    73,318         (22,836)          50,482
         International                21,723          (9,036)          12,687
         -----------------------------------------------------------------------

       The Tax-Managed International Fund had net unrealized foreign currency losses of $8,000 resulting from the translation of other assets and liabilities at June 30, 2000.

G. The market value of securities on loan to broker/dealers at June 30, 2000, and collateral received with respect to such loans were:

         ----------------------------------------------------------------------
                                                               (000)
                                                   ----------------------------
                                                   MARKET VALUE        CASH
                                                     OF LOANED      COLLATERAL
         TAX-MANAGED FUND                           SECURITIES       RECEIVED
         ----------------------------------------------------------------------
         Balanced                                  $     434       $     471
         Growth and Income                               249             266
         Capital Appreciation                         15,466          15,782
         Small-Cap                                       651             992
         ----------------------------------------------------------------------

Cash collateral received is invested in repurchase agreements.

THE VANGUARD(R) FAMILY OF FUNDS

STOCK FUNDS
--------------------------------------------------------------------------------
500 Index Fund
Calvert Social Index(TM) Fund*
Capital Opportunity Fund
Convertible Securities Fund
Developed Markets Index Fund
Emerging Markets Stock Index Fund*
Energy Fund
Equity Income Fund
European Stock Index Fund*
Explorer(TM) Fund
Extended Market Index Fund*
Global Equity Fund
Gold and Precious Metals Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund*
Health Care Fund
Institutional Developed Markets Index Fund
Institutional Index Fund*
International Growth Fund
International Value Fund
Mid-Cap Index Fund*
Morgan(TM) Growth Fund
Pacific Stock Index Fund*
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund*
Small-Cap Index Fund*
Small-Cap Value Index Fund*
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund*
Tax-Managed Growth and Income Fund*
Tax-Managed International Fund*
Tax-Managed Small-Cap Fund*
Total International Stock Index Fund
Total Stock Market Index Fund*
U.S. Growth Fund
U.S. Value Fund
Utilities Income Fund
Value Index Fund*
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS
--------------------------------------------------------------------------------
Asset Allocation Fund
Balanced Index Fund
Global Asset Allocation Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS
--------------------------------------------------------------------------------
Admiral(TM) Intermediate-Term Treasury Fund
Admiral(TM) Long-Term Treasury Fund
Admiral(TM) Short-Term Treasury Fund
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Preferred Stock Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund*
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds
  (California, Florida, Massachusetts, New Jersey, New York, Ohio, Pennsylvania) Total Bond Market Index Fund*

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund*
State Tax-Exempt Money Market Funds
  (California, New Jersey, New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY PLAN
--------------------------------------------------------------------------------
Balanced Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High-Grade Bond Portfolio
High Yield Bond
Portfolio International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio

*Offers Institutional Shares.

  For information about Vanguard funds and our variable annuity plan, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box
                       2600, Valley Forge, PA 19482-2600.
               Read it carefully before you invest or send money.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, which is owned by the funds and exists solely to provide services to them on an at-cost basis.

       Six of Vanguard's seven board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. They bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

       Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.


       The list below provides a brief description of each trustee's professional affiliations. Noted in parentheses is the year in which the trustee joined the Vanguard board.

TRUSTEES

JOHN J. BRENNAN - (1987) Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and each of the investment companies in The Vanguard Group.

JOANN HEFFERNAN HEISEN - (1998) Vice President, Chief Information Officer, and a member of the Executive Committee of Johnson & Johnson; Director of Johnson & JohnsonoMerck Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY - (1990) President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL - (1977) Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co., The Jeffrey Co., and Select Sector SPDR Trust.

ALFRED M. RANKIN, JR. - (1993) Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc.; Director of The BFGoodrich Co.

JAMES O. WELCH, JR. - (1971) Retired Chairman of Nabisco Brands, Inc.; retired Vice Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON - (1985) Retired Chairman of Rohm & Haas Co.; Director of AmeriSource Health Corporation, Cummins Engine Co., and The Mead Corp.; Trustee of Vanderbilt University.

--------------------------------------------------------------------------------

OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY - Secretary; Managing Director and Secretary of The Vanguard Group, Inc; Secretary of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS - Treasurer; Principal of The Vanguard Group, Inc; Treasurer of each of the investment companies in The Vanguard Group.

VANGUARD MANAGING DIRECTORS

R. GREGORY BARTON - Legal Department.

ROBERT A. DISTEFANO -  Information Technology.

JAMES H. GATELY - Individual Investor Group.

KATHLEEN C. GUBANICH - Human Resources.

IAN A. MACKINNON - Fixed Income Group.

F. WILLIAM MCNABB, III - Institutional Investor Group.

MICHAEL S. MILLER - Planning and Development.

RALPH K. PACKARD - Chief Financial Officer.

GEORGE U. SAUTER - Quantitative Equity Group.

[SHIP]

[THE VANGUARD GROUP(R) LOGO]

Post Office Box 2600
Valley Forge, Pennsylvania 19482-2600

ABOUT OUR COVER

Our cover art, depicting HMS Vanguard at sea, is a reproduction of Leading the Way, a 1984 work created and copyrighted by noted naval artist Tom Freeman, of Forest Hill, Maryland.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

INDIVIDUAL ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

Q872 082000
(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

VANGUARD TAX-MANAGED FUNDS
STATEMENT OF NET ASSETS  -  JUNE 30, 2000 (UNAUDITED)


The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, which begin on page 21 of the accompanying report.

       This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.), with common stocks listed in descending market value order. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

       At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

CONTENTS
Tax-Managed Balanced Fund .....................      1
Tax-Managed Growth and Income Fund ............     10
Tax-Managed Capital Appreciation Fund .........     15
Tax-Managed Small-Cap Fund ....................     20
Tax-Managed International Fund ................     26


-------------------------------------------------------------------------------
                                                                        MARKET
TAX-MANAGED                                                             VALUE*
BALANCED FUND                                        SHARES              (000)
-------------------------------------------------------------------------------
  COMMON STOCKS (47.5%)
-------------------------------------------------------------------------------
  General Electric Co.                              145,209           $  7,696
- Cisco Systems, Inc.                               100,700              6,401
  Intel Corp.                                        47,000              6,283
- Microsoft Corp.                                    56,000              4,480
  Pfizer, Inc.                                       88,725              4,259
  Citigroup, Inc.                                    51,395              3,097
- Oracle Corp.                                       34,750              2,921
  Exxon Mobil Corp.                                  35,672              2,800
  Lucent Technologies, Inc.                          47,041              2,787
- EMC Corp.                                          32,800              2,524
  Wal-Mart Stores, Inc.                              43,100              2,484
  American International Group, Inc.                 20,718              2,434
  International Business
    Machines Corp.                                   20,700              2,268
- Sun Microsystems, Inc.                             24,800              2,255
- America Online, Inc.                               35,660              1,881
  Home Depot, Inc.                                   36,500              1,823
- Viacom Inc. Class B                                26,429              1,802
  Merck & Co., Inc.                                  22,600              1,732
  Hewlett-Packard Co.                                13,800              1,723
  Texas Instruments, Inc.                            25,000              1,717
  Johnson & Johnson                                  16,694              1,701
- Dell Computer Corp.                                33,500              1,652
- WorldCom, Inc.                                     35,265              1,618
  Morgan Stanley Dean Witter & Co.                   18,960              1,578
  Eli Lilly & Co.                                    15,800              1,578
  Time Warner, Inc.                                  18,900              1,436
  Corning, Inc.                                       5,000              1,349
- Applied Materials, Inc.                            14,600              1,323
  The Walt Disney Co.                                32,600              1,265
- Amgen, Inc.                                        17,700              1,243
  SBC Communications Inc.                            26,444              1,144
  Pharmacia Corp.                                    21,075              1,089
- AT&T Corp.-Liberty Media Class A                   43,594              1,057
  Medtronic, Inc.                                    20,300              1,011
- Veritas Software Corp.                              8,700                983
- JDS Uniphase Corp.                                  8,100                971
- Micron Technology, Inc.                            10,600                933
  Motorola, Inc.                                     31,806                924
- Siebel Systems, Inc.                                5,400                883
  McDonald's Corp.                                   23,100                761
- Sprint PCS                                         12,700                756
- Analog Devices, Inc.                                9,934                755
  The Coca-Cola Co.                                  13,000                747
- Yahoo!, Inc.                                        6,000                743
- MediaOne Group, Inc.                               11,200                743
- ADC Telecommunications, Inc.                        8,800                738

-------------------------------------------------------------------------------
                                                                        MARKET
TAX-MANAGED                                                             VALUE*
BALANCED FUND                                        SHARES              (000)
-------------------------------------------------------------------------------
- Xilinx, Inc.                                        8,800           $    727
  Charles Schwab Corp.                               20,650                694
  Bristol-Myers Squibb Co.                           11,900                693
  Linear Technology Corp.                            10,800                691
- QUALCOMM, Inc.                                     11,300                678
  Merrill Lynch & Co., Inc.                           5,700                656
- NEXTEL Communications, Inc.                        10,600                649
  Sprint Corp.                                       12,700                648
  BellSouth Corp.                                    14,700                627
- Comcast Corp.-Special Class A                      15,400                624
- Altera Corp.                                        6,100                622
- Sepracor Inc.                                       5,000                603
  Fannie Mae                                         11,500                600
  Adobe Systems, Inc.                                 4,600                598
- Immunex Corp.                                      12,000                593
- Maxim Integrated Products, Inc.                     8,600                584
- IVAX Corp.                                         13,950                579
- Calpine Corp.                                       8,800                579
- Level 3 Communications, Inc.                        6,500                572
- 3Com Corp.                                          9,900                570
- Rowan Cos., Inc.                                   18,700                568
  Computer Associates
    International, Inc.                              11,046                565
- Infinity Broadcasting Corp.                        14,975                546
- Advanced Micro Devices, Inc.                        7,000                541
- Tellabs, Inc.                                       7,900                541
  PepsiCo, Inc.                                      12,000                533
- Ocean Energy, Inc.                                 37,500                532
  Bank of America Corp.                              12,205                525
- Juniper Networks, Inc.                              3,600                524
- Network Appliance, Inc.                             6,500                523
- Continental Airlines, Inc. Class B                 11,000                517
- AES Corp.                                          11,200                511
- MedImmune Inc.                                      6,900                511
- LSI Logic Corp.                                     9,400                509
- Clear Channel
    Communications, Inc.                              6,730                505
- Solectron Corp.                                    12,000                503
- Safeway, Inc.                                      11,134                502
  American Express Co.                                9,600                500
- Waters Corp.                                        4,000                499
- BJ Services Co.                                     7,900                494
- R & B Falcon Corp.                                 20,904                493
- Atmel Corp.                                        13,200                487
- Nabors Industries, Inc.                            11,600                482
  Automatic Data Processing, Inc.                     9,000                482
- Apple Computer, Inc.                                9,200                482
- Kohl's Corp.                                        8,600                478
- Watson Pharmaceuticals, Inc.                        8,800                473
  Compaq Computer Corp.                              18,181                465
  Baxter International, Inc.                          6,600                464
- The Kroger Co.                                     21,000                463
  Dynegy, Inc.                                        6,762                462
- General Motors Corp. Class H                        5,254                461
- Comverse Technology, Inc.                           4,900                456
- VoiceStream Wireless Corp.                          3,900                454
  UnitedHealth Group Inc.                             5,200                446
- Convergys Corp.                                     8,500                441
- National Semiconductor Corp.                        7,700                437
  Paychex, Inc.                                      10,350                435
- KLA-Tencor Corp.                                    7,400                433
- Grant Prideco, Inc.                                17,215                430
- Forest Laboratories, Inc.                           4,200                424
  Bell Atlantic Corp.                                 8,300                422
  The Gap, Inc.                                      13,425                420
- Global Marine, Inc.                                14,800                417
  State Street Corp.                                  3,900                414
- Noble Drilling Corp.                               10,000                412
  Alcoa Inc.                                         13,888                403
- McLeodUSA, Inc. Class A                            19,200                397
- Teradyne, Inc.                                      5,400                397
- Smith International, Inc.                           5,400                393
- Agilent Technologies, Inc.                          5,263                388
  Lehman Brothers Holdings, Inc.                      4,100                388
  Schering-Plough Corp.                               7,600                384
  First Data Corp.                                    7,684                381
  Harley-Davidson, Inc.                               9,500                366
  Abbott Laboratories                                 8,200                365
  Kansas City Southern
    Industries, Inc.                                  4,100                364
- Gateway, Inc.                                       6,400                363
- CDW Computer Centers, Inc.                          5,800                363
  Coastal Corp.                                       5,900                359
- Guidant Corp.                                       7,100                351
  Providian Financial Corp.                           3,900                351
  Cardinal Health, Inc.                               4,727                350
- AMFM Inc.                                           5,000                345
- Best Buy Co., Inc.                                  5,400                342
- NEXTLINK Communications, Inc.                       9,000                341
- Starbucks Corp.                                     8,900                340
- ALZA Corp.                                          5,700                337
- BEA Systems, Inc.                                   6,800                336
- Seagate Technology Inc.                             6,090                335
  AFLAC, Inc.                                         7,200                331
- Chiron Corp.                                        6,840                325
- Biogen, Inc.                                        5,000                323
- Thermo Electron Corp.                              15,300                322
- Oxford Health Plan                                 13,500                321
- Costco Wholesale Corp.                              9,600                317
  Lowe's Cos., Inc.                                   7,700                316
- FedEx Corp.                                         8,300                315
  ENSCO International, Inc.                           8,800                315
- Exodus Communications, Inc.                         6,800                313
  Southwest Airlines Co.                             16,512                313
- American Tower Corp. Class A                        7,400                308
- Cooper Cameron Corp.                                4,600                304
- Weatherford International, Inc.                     7,615                303
- Genzyme Corp.                                       5,100                303
- Robert Half International, Inc.                    10,600                302
  Telephone & Data Systems, Inc.                      3,000                301
- Cox Communications, Inc. Class A                    6,600                301
- VeriSign, Inc.                                      1,700                300
  Capital One Financial Corp.                         6,700                299
  Stryker Corp.                                       6,800                298
- Lexmark International Group, Inc.
    Class A                                           4,400                296
- Citizens Communications Co.                        17,137                296
- Trigon Healthcare, Inc.                             5,700                294
  American Home Products Corp.                        5,000                294
- i2 Technologies, Inc.                               2,800                292
- Electronic Arts Inc.                                4,000                292
- Computer Sciences Corp.                             3,900                291

-------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
                                                     SHARES              (000)
-------------------------------------------------------------------------------
  Waste Management, Inc.                             15,301           $    291
- SPX Corp.                                           2,400                290
- SCI Systems, Inc.                                   7,400                290
- Univision Communications Inc.                       2,800                290
  E.I. du Pont de Nemours & Co.                       6,600                289
- Qwest Communications
    International Inc.                                5,794                288
- Sycamore Networks, Inc.                             2,600                287
- Bed Bath & Beyond, Inc.                             7,900                286
- Metromedia Fiber Network, Inc.                      7,200                286
  The Goldman Sachs Group, Inc.                       3,000                285
- BroadVision, Inc.                                   5,600                285
- Universal Health Services Class B                   4,300                282
  Tenet Healthcare Corp.                             10,427                282
- Dollar Tree Stores, Inc.                            7,050                279
- Santa Fe Snyder Corp.                              24,500                279
- American Power Conversion Corp.                     6,800                278
  Molex, Inc.                                         5,766                277
- St. Jude Medical, Inc.                              5,992                275
- Metropolitan Life Insurance Co.                    13,000                274
  The Boeing Co.                                      6,540                273
  Starwood Hotels & Resorts
    Worldwide, Inc.                                   8,400                271
- Millennium Pharmaceuticals, Inc.                    2,400                267
  BroadWing Inc.                                     10,300                267
- Human Genome Sciences, Inc.                         2,000                267
  The Pepsi Bottling Group, Inc.                      9,100                266
  AXA Financial, Inc.                                 7,800                265
- Cablevision Systems Corp. Class B                   3,900                265
  Apache Corp.                                        4,500                265
- Western Wireless Corp. Class A                      4,800                262
  Golden West Financial Corp.                         6,400                261
- Intuit, Inc.                                        6,300                261
- Federated Department Stores, Inc.                   7,700                260
  Walgreen Co.                                        8,000                258
- Brocade Communications
    Systems, Inc.                                     1,400                257
- Boston Scientific Corp.                            11,700                257
  Illinois Tool Works, Inc.                           4,500                256
  Anadarko Petroleum Corp.                            5,200                256
  Keebler Foods Co.                                   6,900                256
- BMC Software, Inc.                                  7,000                255
- Fiserv, Inc.                                        5,850                253
  Lyondell Chemical Co.                              15,000                251
- Safeguard Scientifics, Inc.                         7,800                250
- Allegiance Telecom, Inc.                            3,900                250
- Wellpoint Health Networks Inc.
    Class A                                           3,433                249
- TIBCO Software Inc.                                 2,300                247
  Union Pacific Resources
    Group, Inc.                                      11,200                246
  Progressive Corp. of Ohio                           3,300                244
- ICOS Corp.                                          5,500                242
  Danaher Corp.                                       4,800                237
- HEALTHSOUTH Corp.                                  32,900                236
- Smurfit-Stone Container Corp.                      18,288                235
  EOG Resources, Inc.                                 7,000                234
- Cendant Corp.                                      16,626                233
  Wells Fargo Co.                                     6,000                233
- Andrx Corp.                                         3,600                230
- Celgene Corp.                                       3,900                230
- Pacificare Health Systems, Inc.                     3,800                229
  Kerr-McGee Corp.                                    3,874                228
- Jabil Circuit, Inc.                                 4,600                228
  Ford Motor Co.                                      5,300                228
  CenturyTel, Inc.                                    7,875                226
  Millipore Corp.                                     3,000                226
  Circuit City Stores, Inc.                           6,800                226
- American Standard Cos., Inc.                        5,500                226
  M & T Bank Corp.                                      500                225
  Franklin Resources Corp.                            7,400                225
  Expeditors International of
    Washington, Inc.                                  4,700                223
- AMR Corp.                                           8,400                222
- BISYS Group, Inc.                                   3,600                221
- Sealed Air Corp.                                    4,220                221
- International Game Technology                       8,300                220
  Amerada Hess Corp.                                  3,500                216
  Newmont Mining Corp.                                9,989                216
  Cintas Corp.                                        5,850                215
- US Airways Group, Inc.                              5,500                214
- U.S. Cellular Corp.                                 3,400                214
- Conexant Systems, Inc.                              4,400                214
  General Motors Corp.                                3,679                214
- Winstar Communications, Inc.                        6,300                213
- Powertel Inc.                                       3,000                213
- Concord EFS, Inc.                                   8,175                213
- MiniMed, Inc.                                       1,800                212
- Jones Apparel Group, Inc.                           9,000                211
- Tech Data Corp.                                     4,800                209
  The PMI Group Inc.                                  4,350                207
  Minnesota Mining &
    Manufacturing Co.                                 2,500                206
- King Pharmaceuticals, Inc.                          4,700                206
- DST Systems, Inc.                                   2,700                206
- TV Guide, Inc.                                      6,000                205
- Health Management Associates
    Class A                                          15,712                205
- PRIMEDIA Inc.                                       9,000                205
  Allmerica Financial Corp.                           3,900                204
- Tritel, Inc.                                        6,800                202
  Manpower Inc.                                       6,300                202
  Noble Affiliates, Inc.                              5,400                201
  ALLTEL Corp.                                        3,230                200
- Republic Services, Inc. Class A                    12,500                200
- Energizer Holdings, Inc.                           10,900                199
- KEMET Corp.                                         7,800                195
  Northeast Utilities                                 8,900                194
- AutoNation, Inc.                                   27,400                194
- Gentex Corp.                                        7,700                193
- Quanta Services, Inc.                               3,500                192
  Fastenal Co.                                        3,800                192
  Delta Air Lines, Inc.                               3,800                192
  The St. Joe Co.                                     6,400                192
- Kmart Corp.                                        28,100                191
- FMC Corp.                                           3,300                191
  NSTAR                                               4,700                191
- PanAmSat Corp.                                      4,344                190
  Conoco Inc. Class B                                 7,700                189
- Litton Industries, Inc.                             4,500                189
- Plug Power, Inc.                                    3,000                188
- Kopin Corp.                                         2,700                187

-------------------------------------------------------------------------------
                                                                        MARKET
TAX-MANAGED                                                             VALUE*
BALANCED FUND                                        SHARES              (000)
-------------------------------------------------------------------------------
- Focal Communications Corp.                          5,200           $    186
  Transatlantic Holdings, Inc.                        2,200                184
- Fox Entertainment Group, Inc.
    Class A                                           6,000                182
- USA Networks, Inc.                                  8,400                182
- BJ's Wholesale Club, Inc.                           5,500                182
  Coca-Cola Enterprises, Inc.                        11,100                181
- Niagara Mohawk Holdings Inc.                       12,800                178
- Wireless Facilities, Inc.                           3,500                178
  Kimberly-Clark Corp.                                3,072                176
  Homestake Mining Co.                               25,400                175
- Metro-Goldwyn-Mayer Inc.                            6,600                172
  AMBAC Financial Group Inc.                          3,100                170
- Dobson Communications Corp.                         8,800                169
  Sysco Corp.                                         4,000                169
- Saks Inc.                                          16,000                168
- Navistar International Corp.                        5,400                168
  Comdisco, Inc.                                      7,500                167
- Sybron International Corp.                          8,400                166
- PeopleSoft, Inc.                                    9,700                162
- AT&T Wireless Group                                 5,800                162
- Brinker International, Inc.                         5,500                161
- UnitedGlobalCom Inc. Class A                        3,400                159
  Sabre Holdings Corp.                                5,540                158
  Biomet, Inc.                                        4,100                158
- CNA Financial Corp.                                 4,600                156
- Genentech, Inc.                                       900                155
- NCR Corp.                                           3,968                155
- Golden State Bancorp Inc.                           8,500                153
  Mylan Laboratories, Inc.                            8,200                150
  AT&T Corp.                                          4,630                146
- PSINet, Inc.                                        5,800                146
  MGIC Investment Corp.                               3,200                146
  Emerson Electric Co.                                2,400                145
- Outback Steakhouse                                  4,950                145
  General Dynamics Corp.                              2,700                141
  International Paper Co.                             4,658                139
- Citrix Systems, Inc.                                7,200                136
- Centennial Communications Corp.
    Class A                                           9,849                135
- Parametric Technology Corp.                        12,100                133
- TeleCorp PCS, Inc.                                  3,200                129
- Cadence Design Systems, Inc.                        6,300                128
  MGM Grand, Inc.                                     3,914                126
- John Hancock Financial
    Services, Inc.                                    5,300                126
- At Home Corp.                                       6,000                125
- Adaptec, Inc.                                       5,300                121
  IMS Health, Inc.                                    6,400                115
  Honeywell International Inc.                        3,400                115
- Chris-Craft Industries, Inc.                        1,721                114
  Baker Hughes, Inc.                                  3,540                113
  Martin Marietta Materials, Inc.                     2,800                113
  The Hartford Financial Services
    Group Inc.                                        2,000                112
- Synopsys, Inc.                                      3,200                111
  Nucor Corp.                                         3,300                110
- Novell, Inc.                                       11,800                109
  Darden Restaurants Inc.                             6,500                106
- Dycom Industries, Inc.                              2,200                101
  HCA - The Healthcare Co.                            3,302                100
- CIENA Corp.                                           600                100
- Ventiv Health, Inc.                                 8,900                 99
  Columbia Energy Group                               1,500                 98
  Freddie Mac                                         2,400                 97
  Caterpillar, Inc.                                   2,800                 95
- Toys R Us, Inc.                                     6,500                 95
- Compuware Corp.                                     9,000                 93
  UAL Corp.                                           1,600                 93
- Hispanic Broadcasting Corp.                         2,800                 93
- AutoZone Inc.                                       4,200                 92
- eBay Inc.                                           1,700                 92
  Diamond Offshore Drilling, Inc.                     2,600                 91
  Rouse Co. REIT                                      3,600                 89
- InfoSpace, Inc.                                     1,500                 83
  Electronic Data Systems Corp.                       1,900                 78
  Plum Creek Timber Co. Inc.                          3,000                 78
  Fort James Corp.                                    3,300                 76
  BHC Communications, Inc. Class A                      500                 75
  DENTSPLY International Inc.                         2,400                 74
  USG Corp.                                           2,400                 73
- NTL Inc.                                            1,206                 72
  Praxair, Inc.                                       1,900                 71
  Sigma-Aldrich Corp.                                 2,400                 70
- Park Place Entertainment                            5,600                 68
  Bank One Corp.                                      2,564                 68
- Affiliated Computer Services, Inc.
    Class A                                           2,000                 66
- Arrow Electronics, Inc.                             2,100                 65
- Harrah's Entertainment, Inc.                        3,100                 65
  American General Corp.                                975                 59
  Senior Housing Properties
    Trust REIT                                        7,100                 56
  Autodesk, Inc.                                      1,600                 56
  Hilton Hotels Corp.                                 5,778                 54
  Total System Services, Inc.                         3,400                 54
- Cabletron Systems, Inc.                             2,100                 53
- Triton PCS, Inc.                                      900                 52
- Northwest Airlines Corp. Class A                    1,700                 52
  Mattel, Inc.                                        3,680                 49
- Quantum Corp.-DLT &
    Storage Systems                                   5,000                 48
  Dollar General Corp.                                2,460                 48
  NIKE, Inc. Class B                                  1,200                 48
  Burlington Northern Santa Fe Corp.                  2,038                 47
- Unisys Corp.                                        3,200                 47
  The Limited, Inc.                                   2,138                 46
  Zions Bancorp                                       1,000                 46
  Delphi Automotive Systems Corp.                     2,935                 43
  Dime Bancorp, Inc.                                  2,600                 41
  Procter & Gamble Co.                                  700                 40
  Marriott International, Inc. Class A                1,100                 40
- PE Corp.-Celera Genomics Group                        400                 37
- SunGard Data Systems, Inc.                          1,200                 37
  W.W. Grainger, Inc.                                 1,200                 37
  Texaco Inc.                                           688                 37
  Aetna Inc.                                            569                 37
  Johns Manville Corp.                                2,500                 33
  Wrigley, (Wm.) Jr. Co.                                400                 32
  Newell Rubbermaid, Inc.                             1,218                 31
  Sealed Air Corp. $2.00 Cvt. Pfd.                      617                 31
- Consolidated Stores, Inc.                           2,600                 31

-------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
                                                     SHARES              (000)
-------------------------------------------------------------------------------
  GTE Corp.                                             500           $     31
  Hasbro, Inc.                                        2,025                 31
  Archer-Daniels-Midland Co.                          3,059                 30
  Scientific-Atlanta, Inc.                              400                 30
  Tenneco Automotive, Inc.                            5,600                 29
- MIPS Technologies, Inc. Class B                       762                 29
  CVS Corp.                                             728                 29
- Thermo Instrument Systems, Inc.                     1,500                 28
  The Chase Manhattan Corp.                             600                 28
  Becton, Dickinson & Co.                               900                 26
  Nordstrom, Inc.                                     1,000                 24
- Ceridian Corp.                                      1,000                 24
- Allied Waste Industries, Inc.                       2,300                 23
- Network Associates, Inc.                            1,050                 21
  21st Century Insurance Group                        1,300                 20
  Burlington Resources, Inc.                            500                 19
  RadioShack Corp.                                      400                 19
  ITT Industries, Inc.                                  600                 18
- Office Depot, Inc.                                  2,900                 18
  Cinergy Corp.                                         700                 18
  U S WEST, Inc.                                        207                 18
  FirstEnergy Corp.                                     700                 16
  TXU Corp.                                             472                 14
  Union Pacific Corp.                                   359                 13
  First Union Corp.                                     468                 12
  El Paso Energy Corp.                                  222                 11
- Visteon Corp.                                         694                  8
- Gartner Group, Inc. Class B                           633                  6
- Circle.com                                          1,572                  6
  Allegheny Technologies Inc.                           288                  5
  Autoliv, Inc.                                         211                  5
  Wesco Financial Corp.                                  10                  2
  Associates First Capital Corp.                         76                  2
  Raytheon Co. Class A                                   83                  2
- Staples, Inc.                                          37                  1
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (COST $96,957)                                                       183,850
-------------------------------------------------------------------------------
                                                       FACE
                                                     AMOUNT
                                                      (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS (52.5%)
-------------------------------------------------------------------------------
ALASKA (0.7%)
Matanuska-Susitna Borough AK GO
  5.50%, 3/1/2012 (3)                                $1,695           $  1,736
North Slope Borough AK GO
  7.50%, 6/30/2001 (3)                                1,000              1,029
                                                                      ---------
                                                                         2,765
                                                                      ---------
ARIZONA (0.6%)
Arizona Transp. Board Highway Rev.
  6.50%, 7/1/2011                                     1,000              1,049
Arizona Transp. Excise Tax Rev.
  6.50%, 7/1/2004                                     1,250              1,330
                                                                      ---------
                                                                         2,379
                                                                      ---------
CALIFORNIA (2.4%)
California Dept. of Water
  (Central Valley Project)
  8.25%, 12/1/2003                                      290                326
California GO
  6.40%, 2/1/2006 (1)                                   500                548

-------------------------------------------------------------------------------
                                                       FACE             MARKET
                                                     AMOUNT             VALUE*
                                                      (000)              (000)
-------------------------------------------------------------------------------
California Health Fac. Finance Auth.
  (Catholic Healthcare West)
  6.25%, 7/1/2006 (1)                                   395                430
California Public Works Board
  Lease Rev. (Dept. of Corrections)
  5.00%, 9/1/2011 (2)                                 1,535              1,552
Central Coast CA Water Auth.
  6.00%, 10/1/2008 (2)                                1,000              1,089
Clovis CA Unified School Dist. GO
  0.00%, 8/1/2005 (3)                                 2,000              1,586
Los Angeles CA Unified School
  Dist. GO
  6.00%, 7/1/2008 (3)                                 1,000              1,091
Los Angeles CA Wastewater
  System Rev.
  5.75%, 6/1/2010 (1)                                   400                417
San Bernardino CA Medical
  Center COP
  5.50%, 8/1/2005 (1)                                   500                524
South Orange County CA Public
  Finance Auth.
  7.00%, 9/1/2006 (1)                                   875                992
Southern California Public Power
  Auth. VRDO
  (Southern Transmission Project)
  4.30%, 7/5/2000 (2) LOC                               150                150
Univ. of California Rev.
  (Multiple Purpose Project)
  12.00%, 9/1/2003 (2)                                  500                609
                                                                      ---------
                                                                         9,314
                                                                      ---------
COLORADO (1.1%)
Colorado Health Fac. Auth. Rev.
  (Sisters of Charity Health
  System Inc.)
  5.25%, 12/1/2012 (1)                                2,250              2,222
Denver CO City & County School
  Dist. GO
  5.25%, 12/1/2016 (3)                                2,080              2,018
                                                                      ---------
                                                                         4,240
                                                                      ---------
CONNECTICUT (0.5%)
Connecticut GO
  6.00%, 5/15/2003                                    1,000              1,035
South Central Connecticut Regional
  Water Auth. Water System Rev.
  5.75%, 8/1/2006 (3)                                   900                936
                                                                      ---------
                                                                         1,971
                                                                      ---------
DISTRICT OF COLUMBIA (1.7%)
District of Columbia GO
  5.40%, 6/1/2012 (2)                                   455                455
  5.50%, 6/1/2004 (4)                                 1,000              1,021
  5.50%, 6/1/2007                                     2,000              2,050
  6.75%, 6/1/2005 (1)                                     5                  5
District of Columbia Rev.
  (George Washington Univ.)
  6.00%, 9/15/2011 (1)                                3,000              3,178
                                                                      ---------
                                                                         6,709
                                                                      ---------
FLORIDA (1.4%)
Broward County FL School Dist. GO
  5.30%, 2/15/2004                                    1,295              1,319
Florida Dept. of General Services
  6.00%, 7/1/2002 (2) (Prere.)                        1,000              1,036

-------------------------------------------------------------------------------
                                                       FACE             MARKET
TAX-MANAGED                                          AMOUNT             VALUE*
BALANCED FUND                                         (000)              (000)
-------------------------------------------------------------------------------
Florida Turnpike Auth. Rev.
  5.25%, 7/1/2009 (3)                               $   485           $    494
  5.25%, 7/1/2010 (3)                                   825                838
Lee County FL School Board COP
  6.00%, 8/1/2005 (3)                                   800                842
Tampa FL Health System Rev.
  (Catholic Health)
  5.00%, 11/15/2009 (2)                               1,000                986
                                                                      ---------
                                                                         5,515
                                                                      ---------
GEORGIA (2.0%)
Atlanta GA Airport Rev.
  5.75%, 1/1/2013 (3)                                 3,370              3,496
Georgia GO
  6.00%, 3/1/2004                                     1,000              1,043
Georgia Muni. Electric Auth.
  6.25%, 1/1/2012 (1)                                 3,000              3,254
                                                                      ---------
                                                                         7,793
                                                                      ---------
ILLINOIS (1.4%)
Chicago IL GO (City Colleges
  Improvement Projects)
  0.00%, 1/1/2012 (3)                                 2,380              1,265
Chicago IL Water Rev. VRDO
  4.65%, 7/5/2000 LOC                                 1,000              1,000
Illinois Dev. Finance Auth. PCR PUT
  (Commonwealth Edison)
  4.40%, 12/1/2006 (2)                                1,500              1,432
Illinois Health Fac. Auth. Rev.
  (Hosp. Sisters Services Inc.)
  5.00%, 6/1/2002                                     1,635              1,642
                                                                      ---------
                                                                         5,339
                                                                      ---------
KANSAS (0.5%)
Kansas Dev. Finance Auth.
  Board of Regents
  5.50%, 10/1/2003                                    1,800              1,841
                                                                      ---------

KENTUCKY (0.1%)
Kentucky Property & Buildings
  Comm. Rev.
  5.80%, 9/1/2006                                       400                414
                                                                      ---------

LOUISIANA (1.1%)
Louisiana Public Fac. Auth. Hosp. Rev.
  (Franciscan Missionaries)
  5.00%, 7/1/2002 (4)                                 2,000              2,008
St. Charles Parish LA PCR PUT
  (Entergy Inc.)
  5.35%, 10/1/2003                                    2,400              2,368
                                                                      ---------
                                                                         4,376
                                                                      ---------
MARYLAND (0.9%)
Maryland Dept. of Transp.
  5.20%, 9/15/2004                                      400                407
Maryland Health & Higher Educ. Fac.
  Auth. Rev. (Johns Hopkins Univ.)
  6.00%, 7/1/2005                                     2,740              2,898
                                                                      ---------
                                                                         3,305
                                                                      ---------
MASSACHUSETTS (2.2%)
Chelsea MA GO
  5.50%, 6/15/2011 (2)                                  740                761
  5.50%, 6/15/2012 (2)                                  735                751
Massachusetts Bay Transp. Auth.
  5.125%, 3/1/2013                                    1,695              1,662
Massachusetts Bay Transp. Auth.
  6.25%, 3/1/2005                                     1,000              1,062
Massachusetts Health & Educ. Fac.
  Auth. Rev. (Northeastern Univ.)
  5.00%, 10/1/2017 (1)                                1,000                924
Massachusetts Ind. Finance
  Agency Resource Recovery Rev.
  (Refusetech Inc. Project)
  6.30%, 7/1/2005                                     1,000              1,029
Massachusetts Water Pollution
  Abatement Trust
  6.00%, 8/1/2010                                     1,780              1,915
Massachusetts Water
  Resources Auth.
  5.75%, 8/1/2004 (1) (Prere.)                          300                315
                                                                      ---------
                                                                         8,419
                                                                      ---------
MICHIGAN (2.1%)
Dickinson County MI Memorial
  Hosp. System Rev.
  7.625%, 11/1/2005                                     370                394
Greater Detroit MI Resource
  Recovery Auth.
  6.25%, 12/13/2006 (2)                               1,200              1,289
Michigan Building Auth.
  5.125%, 10/15/2011                                  3,015              2,998
  5.30%, 10/1/2010                                    1,250              1,268
Michigan Environmental Protection
  Program GO
  6.25%, 11/1/2008 (Prere.)                           1,000              1,052
Michigan Housing Dev. Auth. Rev.
  6.30%, 4/1/2004                                     1,000              1,033
                                                                      ---------
                                                                         8,034
                                                                      ---------
MISSISSIPPI (0.9%)
Mississippi GO
  6.00%, 12/1/2004                                    3,330              3,490
                                                                      ---------

NEBRASKA (0.6%)
Nebraska Public Power Dist. Rev.
  5.25%, 1/1/2005 (1)                                 2,000              2,034
  5.25%, 1/1/2010 (1)                                   125                126
  5.25%, 1/1/2011 (1)                                   225                226
                                                                      ---------
                                                                         2,386
                                                                      ---------
NEVADA (1.0%)
Clark County NV Airport
  Improvement Rev. VRDO
  (McCarran International Airport)
  4.70%, 7/5/2000 LOC                                   284                284
Clark County NV Airport Rev.
  5.00%, 7/1/2005 (1)                                 1,705              1,718
Clark County NV Passenger  Fac.
  Charge Rev. (Las Vegas McCarran
  International Airport)
  6.00%, 7/1/2002 (2) (Prere.)                        1,000              1,044
Clark County NV School Dist. GO
  5.90%, 6/15/2006 (3) (Prere.)                         750                796
                                                                      ---------
                                                                         3,842
                                                                      ---------

-------------------------------------------------------------------------------
                                                       FACE             MARKET
                                                     AMOUNT             VALUE*
                                                      (000)              (000)
-------------------------------------------------------------------------------
NEW JERSEY (4.3%)
New Jersey Econ. Dev. Auth. Market
  Transition Fac. Rev.
  5.70%, 7/1/2005 (1)                               $   400           $    416
New Jersey Health Care Fac. Auth.
  Rev. (Atlantic City Medical Center)
  6.80%, 7/1/2005                                     1,000              1,051
New Jersey Sports & Exposition
  Auth. Rev. VRDO
  4.35%, 7/6/2000 (1) LOC                               285                285
New Jersey Transp. Corp. Grant
  Anticipation Notes
  5.50%, 9/1/2003                                     2,500              2,547
New Jersey Transp. Trust Fund Auth.
  5.00%, 6/15/2014                                    1,555              1,484
  6.00%, 6/15/2005 (2)                                2,500              2,632
  6.00%, 6/15/2008                                      250                267
New Jersey Turnpike Auth. Rev.
  5.625%, 1/1/2015(1)                                 8,000              8,144
                                                                      ---------
                                                                        16,826
                                                                      ---------
NEW YORK (6.4%)
Erie County NY GO
  6.125%, 1/15/2011 (3)                                 610                659
Hempstead NY GO
  5.625%, 2/1/2011 (3)                                  840                866
Huntington NY GO
  6.70%, 2/1/2010 (3)                                   375                422
Long Island NY Power Auth.
  Electric System Rev.
  5.50%, 12/1/2009(2)                                 2,000              2,061
Metro. NY Transp. Auth.
  6.00%, 7/1/2006 (1)                                 1,000              1,057
Metro. NY Transp. Auth.
  Dedicated Tax Fund
  6.125%, 4/1/2014 (3)                                2,110              2,240
New York City NY GO
  6.375%, 8/15/2005 (Prere.)                            135                146
  6.375%, 8/15/2009                                     505                536
  7.10%, 8/15/2004 (Prere.)                             500                548
New York City NY IDA
  (USTA National Tennis Center)
  6.25%, 11/15/2006                                   2,000              2,138
New York City NY Muni. Water
  Finance Auth. Water & Sewer
  System Rev. VRDO
  4.45%, 7/5/2000 (3)                                   965                965
New York City NY Transitional
  Finance Auth.
  5.875%, 11/1/2012                                   3,305              3,490
New York State Dormitory Auth. Rev.
  (State Univ.)
  5.375%, 5/15/2007 (2)                                 400                410
New York State Dormitory Auth. Rev.
  (Vassar Brothers Hosp.)
  5.10%, 7/1/2010 (4)                                 1,500              1,491
New York State Dormitory Auth.
  VRDO (Cornell Univ.)
  4.45%, 7/5/2000                                     1,015              1,015
New York State Environmental
  Fac. Corp. PCR (State Water
  Recovery Fund)
  6.35%, 6/15/2004 (Prere.)                             295                316
  6.35%, 6/15/2006                                      225                239
New York State GO
  4.50%, 9/15/2000                                    1,600              1,600
New York State Local Govt.
  Assistance Corp. VRDO
  4.30%, 7/5/2000 LOC                                   850                850
New York State Thruway Auth.
  (Service Contract)
  5.40%, 4/1/2005 (1)                                   400                409
Suffolk County NY GO
  5.00%, 4/1/2007 (3)                                 1,120              1,126
Triborough Bridge & Tunnel NY
  Auth. Rev.
  5.50%, 1/1/2006 (4)                                 2,000              2,060
                                                                      ---------
                                                                        24,644
                                                                      ---------
OHIO (4.2%)
Butler County OH Transp.
  Improvement Dist. Rev.
  6.00%, 4/1/2012                                     2,250              2,390
Clermont County OH Hosp. Rev.
  VRDO (Mercy Health Systems)
  4.85%, 7/5/2000                                       915                915
Cleveland OH Public Power
  System Rev.
  7.00%, 11/15/2004 (1) (Prere.)                      2,750              3,033
Hamilton County OH Hosp. Fac.
  Rev. VRDO (Health Alliance of
  Greater Cincinnati)
  4.90%, 7/5/2000 (1)                                 1,150              1,150
Lorain County OH Hosp. Rev.
  (Catholic Healthcare Partners)
  5.625%, 9/1/2013 (1)                                1,775              1,810
  6.00%, 9/1/2004 (1)                                 1,080              1,129
Ohio Air Quality Dev. Auth.
  VRDO (Cincinnati Gas & Electric
  Co. Project)
  4.75%, 7/5/2000                                       585                585
Ohio Housing Finance Agency
  Mortgage Rev.
  5.025%, 3/1/2021                                    1,800              1,765
Ohio Public Fac. Comm. Higher
  Educ. Fac.
  5.50%, 12/1/2006 (1)                                  400                410
Ohio Water Dev, Auth.
  5.00%, 6/1/2015 (1)                                 2,000              1,893
  5.75%, 12/1/2005 (1)                                  540                560
  6.00%, 12/1/2004 (2) (Prere.)                         315                329
  6.00%, 12/1/2008 (2)                                  435                452
                                                                      ---------
                                                                        16,421
                                                                      ---------
OKLAHOMA (0.3%)
Oklahoma Dev. Finance Auth. Rev.
  (Hillcrest Healthcare)
  5.00%, 8/15/2009                                    1,185                985
                                                                      ---------

-------------------------------------------------------------------------------
                                                       FACE             MARKET
TAX-MANAGED                                          AMOUNT             VALUE*
BALANCED FUND                                         (000)              (000)
-------------------------------------------------------------------------------
OREGON (0.6%)
Oregon Dept. of Administrative
  Services Lottery Rev.
  5.75%, 4/1/2014 (4)                               $ 2,400           $  2,479
                                                                      ---------
PENNSYLVANIA (2.5%)
Montgomery County PA IDA PCR
  (PECO Energy)
  5.20%, 10/1/2004                                    2,000              1,967
Pennsylvania Convention Center Auth.
  6.70%, 9/1/2014 (1)                                   500                538
Pennsylvania GO
  5.90%, 11/15/2001                                   1,000              1,019
Pennsylvania Higher Educ. Fac. Auth.
  Rev. (Allegheny/Delaware Valley)
  5.00%, 11/15/2006 (1)                               1,125              1,118
Pennsylvania Higher Educ. Fac. Auth.
  Rev. VRDO (Carnegie Mellon Univ.)
  4.50%, 7/5/2000                                        85                 85
Pennsylvania Turnpike Comm. Oil
  Franchise Tax Rev.
  5.25%, 12/1/2009 (2)                                  615                626
  5.25%, 12/1/2011 (2)                                  455                460
Philadelphia PA Airport Parking Auth.
  5.75%, 9/1/2008 (2)                                 1,150              1,205
Philadelphia PA School Dist. GO
  6.25%, 9/1/2005 (2)                                   870                925
Philadelphia PA Water &
  Wastewater Rev.
  6.25%, 8/1/2009 (1)                                 1,000              1,084
Pittsburgh PA GO
  5.20%, 3/1/2010 (3)                                   580                582
Pittsburgh PA Water & Sewer
  Auth. Rev.
  5.60%, 9/1/2005 (3) (Prere.)                          235                243
                                                                      ---------
                                                                         9,852
                                                                      ---------
SOUTH DAKOTA (0.3%)
South Dakota Building Auth.
  Lease Rev.
  5.25%, 12/1/2010 (2)                                1,000              1,005
                                                                      ---------
TENNESSEE (0.6%)
Metro. Govt. & Davidson County TN
  Water & Sewer Rev.
  6.50%, 1/1/2009 (3)                                 2,000              2,200
                                                                      ---------
TEXAS (8.9%)
Austin TX Combined Util. System Rev.
  5.60%, 5/15/2005 (1) (Prere.)                       1,205              1,243
Austin Texas Water & Waste System
  5.75%, 5/15/2011 (1)                                2,200              2,303
Carrollton TX Independent
  School Dist.
  6.00%, 2/15/2012                                    2,925              3,086
Dallas TX Civic Center Refunding &
  Improvement
  4.60%, 8/15/2009 (1)                                  110                104
  4.70%, 8/15/2010 (1)                                  815                773
Dallas TX Waterworks & Sewer Rev.
  7.75%, 4/1/2003                                     3,800              4,088
Fort Worth TX Water & Sewer Rev.
  5.25%, 2/15/2011                                    3,800              3,812
Grand Prairie TX GO
  5.50%, 2/15/2003                                    3,065              3,122
Gulf Coast TX Waste Disposal Auth.
  PCR VRDO (Exxon Project)
  4.55%, 7/5/2000                                       660                660
Harris County TX Health Fac. Dev.
  Corp. Rev. (Christus Health)
  5.25%, 7/1/2004                                     3,945              3,938
Houston TX GO
  5.70%, 3/1/2001                                       500                504
Houston TX Hotel Occupancy Tax Rev.
  5.25%, 7/1/2007 (4)                                   500                505
Lower Colorado River Auth. TX
  5.75%, 5/15/2011 (4)                                3,000              3,119
Lubbock TX Health Fac. Corp.
  (St. Joseph Health System)
  5.00%, 7/1/2008                                     1,645              1,599
Northwest Texas Independant
  School Dist.
  0.00%, 8/15/2004                                    2,205              1,791
San Antonio TX Electric & Gas Rev.
  5.125%, 2/1/2009                                    1,000              1,004
San Antonio TX Water Rev.
  6.50%, 5/15/2002 (1) (Prere.)                         145                152
  6.50%, 5/15/2010 (1)                                  280                293
  6.50%, 5/15/2010 (1) (ETM)                             75                 81
Texas Water Finance Assistance GO
  5.00%, 8/1/2008                                       690                689
  5.00%, 8/1/2009                                     1,050              1,042
Univ. of Texas Permanent Fund
  6.60%, 7/1/2001 (Prere.)                              500                520
                                                                      ---------
                                                                        34,428
                                                                      ---------
UTAH (0.4%)
Intermoutain Power Agency Utah
  Power Supply Rev.
  5.20%, 7/1/2006                                     1,150              1,157
Salt Lake County UT Building Auth.
  Lease Rev.
  5.90%, 10/1/2006 (1)                                  260                272
                                                                      ---------
                                                                         1,429
                                                                      ---------
VIRGINIA (0.5%)
Henrico County VA Water &
  Sewer Rev.
  5.25%, 5/1/2011                                     1,485              1,496
Virginia Transp. Board
  6.00%, 5/15/2007                                      500                523
                                                                      ---------
                                                                         2,019
                                                                      ---------
WASHINGTON (1.2%)
King County WA Library System GO
  6.05%, 12/1/2007                                    1,000              1,059
Seattle WA Muni. Light & Power Rev.
  6.25%, 7/1/2004 (Prere.)                              700                748
Seattle WA Water System Rev.
  5.20%, 12/1/2005                                    2,320              2,356
Tacoma WA Electric System Rev.
  5.50%, 1/1/2012 (2)                                   500                502
                                                                      ---------
                                                                         4,665
                                                                      ---------

-------------------------------------------------------------------------------
                                                       FACE             MARKET
                                                     AMOUNT             VALUE*
                                                      (000)              (000)
-------------------------------------------------------------------------------
WEST VIRGINIA (0.5%)
West Virginia Building Comm. Rev.
  5.25%, 7/1/2008 (1)                               $ 1,150           $  1,168
West Virginia School Building Auth.
  Capital Improvement Rev.
  5.625%, 7/1/2002                                      655                668
                                                                      ---------
                                                                         1,836
                                                                      ---------
WISCONSIN (0.4%)
Wisconsin GO
  7.75%, 11/1/2004                                    1,570              1,748
                                                                      ---------
WYOMING (0.2%)
Lincoln County WY PCR VRDO
  (Exxon Project)
  4.55%, 7/5/2000                                       665                665
                                                                      ---------
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (COST $204,787)                                                      203,334
-------------------------------------------------------------------------------
TEMPORARy CASH INVESTMENT (0.1%)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
  6.71%, 7/3/2000--Note G
  (COST $471)                                           471                471
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
  (COST $302,215)                                                      387,655
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
-------------------------------------------------------------------------------
Other Assets--Note B                                                    11,328
Liabilities--Note G                                                    (11,688)
                                                                      ---------
                                                                          (360)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
                                                                         (000)
-------------------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------------------
Applicable to 20,080,651 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                           $387,295
===============================================================================

NET ASSET VALUE PER SHARE                                               $19.29
===============================================================================


* See Note A in Notes to Financial Statements.

- Non-income-producing security.

ADR--American Depositary Receipt.

COP--Certificate of Participation.

GO--General Obligation Bond.

IDA--Industrial Development Authority Bond.

PCR--Pollution Control Revenue Bond.

PUT--Put Option Obligation.

REIT--Real Estate Investment Trust.

VRDO--Variable Rate Demand Obligation.

(ETM)--Escrowed to Maturity.

(Prere.)--Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1)MBIA (Municipal Bond Insurance Association).

(2)AMBAC (AMBAC Indemnity Corporation).

(3)FGIC (Financial Guaranty Insurance Company).

(4)FSA (Financial Security Assurance).

The insurance does not guarantee the market value of the municipal bonds.

LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.

-------------------------------------------------------------------------------
AT JUNE 30, 2000, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------
                                                     AMOUNT                PER
                                                      (000)              SHARE
-------------------------------------------------------------------------------
Paid in Capital                                    $302,767             $15.08
Undistributed Net
  Investment Income                                     285                .01
Accumulated Net Realized
  Losses                                             (1,197)              (.06)
Unrealized Appreciation--Note F                      85,440               4.26
------------------------------------------------------------------------------
NET ASSETS                                         $387,295             $19.29
==============================================================================

-------------------------------------------------------------------------------
                                                                        MARKET
TAX-MANAGED                                                             VALUE*
GROWTH AND INCOME FUND                               SHARES              (000)
-------------------------------------------------------------------------------
COMMON STOCKS (100.3%)
-------------------------------------------------------------------------------
  General Electric Co.                            2,001,116         $  106,059
  Intel Corp.                                       679,468             90,836
- Cisco Systems, Inc.                             1,410,698             89,667
- Microsoft Corp.                                 1,067,184             85,375
  Pfizer, Inc.                                    1,282,339             61,552
  Exxon Mobil Corp.                                 701,947             55,103
  Wal-Mart Stores, Inc.                             905,186             52,161
- Oracle Corp.                                      573,836             48,238
  Citigroup, Inc.                                   685,507             41,302
  Nortel Networks Corp.                             602,296             41,107
  International Business
    Machines Corp.                                  360,336             39,479
  Lucent Technologies, Inc.                         662,110             39,230
  American International
    Group, Inc.                                     314,836             36,993
  Merck & Co., Inc.                                 467,358             35,811
- EMC Corp.                                         441,250             33,949
  SBC Communications Inc.                           693,170             29,980
- Sun Microsystems, Inc.                            320,792             29,172
  Johnson & Johnson                                 282,888             28,819
  The Coca-Cola Co.                                 501,726             28,818
  Royal Dutch Petroleum Co. ADR                     435,816             26,830
- WorldCom, Inc.                                    577,091             26,474
- Dell Computer Corp.                               521,200             25,702
  Hewlett-Packard Co.                               204,252             25,506
- America Online, Inc.                              463,700             24,460
  Bristol-Myers Squibb Co.                          403,276             23,491
  Home Depot, Inc.                                  467,829             23,362
  Texas Instruments, Inc.                           330,508             22,702
  Eli Lilly & Co.                                   221,596             22,132
- Viacom Inc. Class B                               309,529             21,106
  AT&T Corp.                                        649,252             20,533
  Time Warner, Inc.                                 261,582             19,880
  Morgan Stanley Dean
    Witter & Co.                                    231,578             19,279
  The Walt Disney Co.                               420,596             16,324
  BellSouth Corp.                                   382,472             16,303
  Tyco International Ltd.                           343,771             16,286
  Bell Atlantic Corp.                               315,514             16,032
  American Home Products Corp.                      265,436             15,594
  Procter & Gamble Co.                              267,368             15,307
  Corning, Inc.                                      56,013             15,117
  Schering-Plough Corp.                             298,172             15,058
- Applied Materials, Inc.                           163,200             14,790
- Amgen, Inc.                                       207,352             14,566
  Bank of America Corp.                             336,901             14,487
  American Express Co.                              273,164             14,239
  Abbott Laboratories                               312,594             13,930
- Yahoo!, Inc.                                      106,800             13,230
  Pharmacia Corp.                                   254,492             13,154
  PepsiCo, Inc.                                     295,552             13,134
  Wells Fargo Co.                                   327,504             12,691
  Motorola, Inc.                                    432,573             12,572
  Philip Morris Cos., Inc.                          464,779             12,346
  GTE Corp.                                         197,664             12,305
  Medtronic, Inc.                                   242,236             12,066
  The Chase Manhattan Corp.                         250,938             11,559
  Chevron Corp.                                     133,224             11,299
  U S WEST, Inc.                                    128,360             11,007
  Fannie Mae                                        208,432             10,878
- Sprint PCS                                        181,572             10,804
  Ford Motor Co.                                    245,618             10,562
- Micron Technology, Inc.                           110,300              9,713
- NEXTEL Communications, Inc.                       154,000              9,423
  Enron Corp.                                       145,500              9,385
  E.I. du Pont de Nemours & Co.                     210,332              9,202
  McDonald's Corp.                                  274,930              9,056
  Charles Schwab Corp.                              269,176              9,051
  Sprint Corp.                                      176,944              9,024
- QUALCOMM, Inc.                                    147,900              8,874
  Compaq Computer Corp.                             344,039              8,794
  Merrill Lynch & Co., Inc.                          75,392              8,670
  Schlumberger Ltd.                                 111,610              8,329
- MediaOne Group, Inc.                              124,446              8,253
  Gillette Co.                                      218,316              7,627
- Broadcom Corp.                                     34,400              7,531
- Veritas Software Corp.                             66,000              7,459
  The Boeing Co.                                    176,783              7,392
- Comcast Corp.-Special Class A                     178,392              7,225
  Colgate-Palmolive Co.                             118,812              7,114
  Anheuser-Busch Cos., Inc.                          94,614              7,067
  The Bank of New York Co., Inc.                    150,100              6,980
  Automatic Data Processing, Inc.                   128,336              6,874
- Agilent Technologies, Inc.                         91,801              6,770
  Minnesota Mining &
    Manufacturing Co.                                81,245              6,703
  Walgreen Co.                                      203,660              6,555
  General Motors Corp.                              112,602              6,538
  Kimberly-Clark Corp.                              113,344              6,503
- Siebel Systems, Inc.                               38,900              6,363
  FleetBoston Financial Corp.                       186,753              6,350
  Bank One Corp.                                    233,254              6,196
  Computer Associates
    International, Inc.                             119,001              6,091
  Texaco Inc.                                       112,868              6,010
- ADC Telecommunications, Inc.                       68,600              5,754
  Freddie Mac                                       141,460              5,729
  United Technologies Corp.                          96,789              5,698
  Marsh & McLennan Cos., Inc.                        54,056              5,645
- Tellabs, Inc.                                      81,600              5,585
  Honeywell International Inc.                      161,028              5,425
  The Gap, Inc.                                     173,185              5,412
- Analog Devices, Inc.                               70,800              5,381
- Xilinx, Inc.                                       65,100              5,375
  Emerson Electric Co.                               87,232              5,267
  Target Corp.                                       89,364              5,183
- Clear Channel
    Communications, Inc.                             68,457              5,134
  Alcoa Inc.                                        176,656              5,123
  The Seagram Co. Ltd.                               87,672              5,085
- Solectron Corp.                                   120,000              5,025
  First Union Corp.                                 200,904              4,985
- Network Appliance, Inc.                            61,800              4,975
  Unilever NV ADR                                   115,621              4,972
- Safeway, Inc.                                     103,100              4,652
  MBNA Corp.                                        162,495              4,408
- Global Crossing Ltd.                              165,040              4,343
  Cardinal Health, Inc.                              57,679              4,268
  Halliburton Co.                                    89,778              4,236
  First Data Corp.                                   85,038              4,220
  Firstar Corp.                                     198,506              4,181

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
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                                                                        MARKET
                                                                        VALUE*
                                                     SHARES              (000)
-------------------------------------------------------------------------------
  Duke Energy Corp.                                  74,103         $    4,178
  Baxter International, Inc.                         59,044              4,152
- Altera Corp.                                       40,500              4,128
- Seagate Technology Inc.                            74,400              4,092
- 3Com Corp.                                         70,250              4,048
  Linear Technology Corp.                            63,200              4,041
  Dow Chemical Co.                                  133,320              4,025
- AES Corp.                                          88,000              4,015
  Household International, Inc.                      95,311              3,961
  Fifth Third Bancorp                                62,614              3,960
  Electronic Data Systems Corp.                      95,900              3,956
  ALLTEL Corp.                                       63,636              3,941
  Bestfoods                                          56,722              3,928
  J.P. Morgan & Co., Inc.                            35,060              3,861
- Maxim Integrated Products, Inc.                    56,200              3,818
  Eastman Kodak Co.                                  64,028              3,810
  Mellon Financial Corp.                            103,256              3,762
- The Kroger Co.                                    167,676              3,699
- Kohl's Corp.                                       66,200              3,682
  Williams Cos., Inc.                                88,261              3,679
- Gateway, Inc.                                      64,300              3,649
  HCA-The Healthcare Co.                            114,486              3,478
  Illinois Tool Works, Inc.                          60,938              3,473
  State Street Corp.                                 32,500              3,447
- Apple Computer, Inc.                               65,600              3,436
  Sara Lee Corp.                                    176,764              3,414
  Gannett Co., Inc.                                  56,504              3,380
  Allstate Corp.                                    151,380              3,368
  Associates First Capital Corp.                    147,916              3,300
- LSI Logic Corp.                                    60,400              3,269
  Washington Mutual, Inc.                           111,354              3,215
  CIGNA Corp.                                        34,338              3,211
  Omnicom Group Inc.                                 36,000              3,206
  Southern Co.                                      136,812              3,189
  Lowe's Cos., Inc.                                  77,506              3,183
  CVS Corp.                                          79,524              3,181
  Paychex, Inc.                                      75,375              3,166
  H.J. Heinz Co.                                     71,788              3,141
  Adobe Systems, Inc.                                24,100              3,133
  Conoco Inc. Class B                               127,251              3,126
- Guidant Corp.                                      62,400              3,089
  American General Corp.                             50,276              3,067
  UnitedHealth Group Inc.                            35,064              3,007
- Costco Wholesale Corp.                             90,052              2,972
  SunTrust Banks, Inc.                               64,952              2,967
  Northern Trust Corp.                               45,288              2,947
  U.S. Bancorp                                      152,941              2,944
  International Paper Co.                            98,033              2,923
- Comverse Technology, Inc.                          31,100              2,892
  Albertson's, Inc.                                  86,101              2,863
  Sysco Corp.                                        67,158              2,829
  PNC Financial Services Group                       59,801              2,803
  PE Corp.-PE Biosystems Group                       41,800              2,754
  Xerox Corp.                                       131,630              2,731
  Coastal Corp.                                      44,214              2,692
- Best Buy Co., Inc.                                 41,500              2,625
  Phillips Petroleum Co.                             51,592              2,615
  Providian Financial Corp.                          29,014              2,611
- Teradyne, Inc.                                     34,700              2,550
- Sanmina Corp.                                      29,760              2,544
- Computer Sciences Corp.                            34,044              2,543
  Campbell Soup Co.                                  86,712              2,525
  The Hartford Financial Services
    Group Inc.                                       44,802              2,506
  AFLAC, Inc.                                        54,200              2,490
  Interpublic Group of Cos., Inc.                    57,370              2,467
  Kellogg Co.                                        82,536              2,455
  Caterpillar, Inc.                                  72,190              2,445
  Carnival Corp.                                    125,300              2,443
  Scientific-Atlanta, Inc.                           32,256              2,403
  El Paso Energy Corp.                               46,897              2,389
  Harley-Davidson, Inc.                              61,800              2,379
  Sears, Roebuck & Co.                               71,699              2,339
  General Mills, Inc.                                60,982              2,333
- Advanced Micro Devices, Inc.                       30,008              2,318
  Lehman Brothers Holdings, Inc.                     24,500              2,317
  Waste Management, Inc.                            120,851              2,296
  Transocean Sedco Forex Inc.                        42,700              2,282
  NIKE, Inc. Class B                                 57,012              2,270
- FedEx Corp.                                        59,284              2,253
  The Chubb Corp.                                    36,409              2,239
  Wachovia Corp.                                     41,263              2,239
- KLA-Tencor Corp.                                   37,900              2,220
  The McGraw-Hill Cos., Inc.                         40,476              2,186
  Avon Products, Inc.                                49,084              2,184
  General Dynamics Corp.                             41,432              2,165
  Tribune Co.                                        61,791              2,163
  The Clorox Co.                                     48,214              2,161
  Pitney Bowes, Inc.                                 53,980              2,159
  Baker Hughes, Inc.                                 67,191              2,150
  National City Corp.                               125,560              2,142
  Dominion Resources, Inc.                           49,233              2,111
  The Quaker Oats Co.                                27,356              2,055
  Weyerhaeuser Co.                                   47,769              2,054
- Cendant Corp.                                     145,937              2,043
  Allergan, Inc.                                     27,236              2,029
  Kansas City Southern
    Industries, Inc.                                 22,700              2,013
- National Semiconductor Corp.                       35,251              2,000
  Burlington Northern
    Santa Fe Corp.                                   87,027              1,996
  American Electric Power Co., Inc.                  67,037              1,986
- Biogen, Inc.                                       30,700              1,980
  Lockheed Martin Corp.                              79,476              1,972
  Molex, Inc.                                        40,625              1,955
  Southwest Airlines Co.                            102,855              1,948
  ConAgra, Inc.                                     100,492              1,916
  PG&E Corp.                                         77,558              1,910
  The Limited, Inc.                                  87,594              1,894
  Wrigley, (Wm.) Jr. Co.                             23,597              1,892
  Union Pacific Corp.                                50,700              1,885
  Aetna Inc.                                         29,259              1,878
- Boston Scientific Corp.                            85,582              1,877
  Marriott International, Inc. Class A               51,968              1,874
  RadioShack Corp.                                   39,464              1,870
- MedImmune Inc.                                     24,800              1,835
  Capital One Financial Corp.                        40,800              1,821
- BMC Software, Inc.                                 49,785              1,816
  FPL Group, Inc.                                    36,649              1,814
  Reliant Energy, Inc.                               59,987              1,773
  Deere & Co.                                        47,779              1,768
- Lexmark International Group, Inc.
    Class A                                          26,000              1,749




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                                                                        MARKET
TAX-MANAGED                                                             VALUE*
GROWTH AND INCOME FUND                               SHARES              (000)
-------------------------------------------------------------------------------
  Tenet Healthcare Corp.                             64,366         $    1,738
  Dover Corp.                                        41,980              1,703
  Nabisco Group Holdings Corp.                       65,600              1,702
  Delphi Automotive Systems Corp.                   116,373              1,695
  BB&T Corp.                                         70,902              1,693
  Burlington Resources, Inc.                         43,917              1,680
  TXU Corp.                                          56,844              1,677
  May Department Stores Co.                          68,820              1,652
  Textron, Inc.                                      30,404              1,651
  Unocal Corp.                                       49,723              1,647
  Masco Corp.                                        91,168              1,647
  USX-Marathon Group                                 64,878              1,626
  Aon Corp.                                          51,750              1,607
  KeyCorp                                            90,348              1,592
  St. Paul Cos., Inc.                                46,566              1,589
  Occidental Petroleum Corp.                         75,245              1,585
  PPG Industries, Inc.                               35,425              1,570
  Franklin Resources Corp.                           51,400              1,561
  Unicom Corp.                                       40,329              1,560
  Avery Dennison Corp.                               23,084              1,550
  Public Service Enterprise
    Group, Inc.                                      44,735              1,549
  Rohm & Haas Co.                                    44,657              1,541
  PECO Energy Corp.                                  38,056              1,534
  Edison International                               72,828              1,493
  Newell Rubbermaid, Inc.                            57,673              1,485
  Becton, Dickinson & Co.                            51,592              1,480
- Staples, Inc.                                      96,000              1,476
  Barrick Gold Corp.                                 80,879              1,471
- Conexant Systems, Inc.                             30,200              1,468
- Federated Department Stores, Inc.                  43,000              1,451
  Lincoln National Corp.                             40,142              1,450
  Air Products & Chemicals, Inc.                     46,980              1,448
  Danaher Corp.                                      29,200              1,444
  Comerica, Inc.                                     32,050              1,438
  Alcan Aluminium Ltd.                               44,865              1,391
  New York Times Co. Class A                         35,130              1,388
  Apache Corp.                                       23,500              1,382
  Golden West Financial Corp.                        33,854              1,382
  Coca-Cola Enterprises, Inc.                        84,400              1,377
  Ingersoll-Rand Co.                                 34,190              1,376
  Circuit City Stores, Inc.                          41,456              1,376
  Consolidated Edison Inc.                           46,100              1,366
  Delta Air Lines, Inc.                              26,944              1,362
  Hershey Foods Corp.                                27,998              1,358
  Entergy Corp.                                      49,886              1,356
  Dow Jones & Co., Inc.                              18,440              1,351
  PaineWebber Group, Inc.                            29,400              1,338
  Union Carbide Corp.                                27,015              1,337
  Loews Corp.                                        21,800              1,308
  Dollar General Corp.                               67,062              1,308
  Anadarko Petroleum Corp.                           25,700              1,267
  AmSouth Bancorp                                    80,463              1,267
- Sapient Corp.                                      11,800              1,262
- ALZA Corp.                                         21,179              1,252
- American Power Conversion Corp.                    30,600              1,249
  Raytheon Co. Class B                               64,622              1,244
  Ralston-Ralston Purina Group                       62,126              1,239
- Convergys Corp.                                    23,800              1,235
  Rockwell International Corp.                       38,853              1,224
  Jefferson-Pilot Corp.                              21,529              1,215
  SLM Holding Corp.                                  32,400              1,213
  Praxair, Inc.                                      32,160              1,204
  Archer-Daniels-Midland Co.                        122,648              1,203
  McKesson HBOC, Inc.                                56,769              1,189
  TJX Cos., Inc.                                     62,504              1,172
  Kerr-McGee Corp.                                   19,679              1,160
  Norfolk Southern Corp.                             77,619              1,155
  Mattel, Inc.                                       86,820              1,145
  Columbia Energy Group                              17,259              1,133
  Amerada Hess Corp.                                 18,317              1,131
  Union Pacific Resources
    Group, Inc.                                      50,791              1,117
  IMS Health, Inc.                                   62,060              1,117
  FirstEnergy Corp.                                  47,446              1,109
- Watson Pharmaceuticals, Inc.                       20,500              1,102
  Progressive Corp. of Ohio                          14,800              1,095
  TRW, Inc.                                          24,640              1,069
  Cincinnati Financial Corp.                         33,700              1,059
  Ecolab, Inc.                                       26,730              1,044
  CP&L, INC.                                         32,411              1,035
  Fort James Corp.                                   44,679              1,033
- Bed Bath & Beyond, Inc.                            28,300              1,026
  T. Rowe Price                                      24,100              1,024
- Starbucks Corp.                                    26,818              1,024
  Synovus Financial Corp.                            57,100              1,006
  Bear Stearns Co., Inc.                             24,101              1,003
  Eaton Corp.                                        14,959              1,002
  Tiffany & Co.                                      14,700                992
  MGIC Investment Corp.                              21,800                992
  Constellation Energy Group                         30,398                990
  MBIA, Inc.                                         20,500                988
  Northrop Grumman Corp.                             14,768                978
- Wellpoint Health Networks Inc.
    Class A                                          13,500                978
  Charter One Financial                              42,500                978
  UnumProvident Corp.                                48,362                970
  J.C. Penney Co., Inc.                              52,406                966
- Cabletron Systems, Inc.                            38,000                960
  Ameren Corp.                                       28,405                959
- Novellus Systems, Inc.                             16,900                956
  Florida Progress Corp.                             20,300                952
  Dun & Bradstreet Corp.                             32,880                941
- Unisys Corp.                                       64,581                940
  Biomet, Inc.                                       24,185                930
- PeopleSoft, Inc.                                   54,600                915
  Georgia Pacific Group                              34,700                911
  DTE Energy Co.                                     29,502                902
  Johnson Controls, Inc.                             17,276                886
  Vulcan Materials Co.                               20,700                884
- Sealed Air Corp.                                   16,836                882
  Regions Financial Corp.                            44,100                876
  Summit Bancorp                                     35,200                867
- Tricon Global Restaurants, Inc.                    30,475                861
  Tosco Corp.                                        29,800                844
  Knight Ridder                                      15,770                839
  Bausch & Lomb, Inc.                                10,802                836
- Mercury Interactive Corp.                           8,600                832
  CenturyTel, Inc.                                   28,800                828
  Cinergy Corp.                                      32,006                814
- St. Jude Medical, Inc.                             17,546                805
  Union Planters Corp.                               28,700                802




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
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                                                                        MARKET
                                                                        VALUE*
                                                     SHARES              (000)
-------------------------------------------------------------------------------
  Young & Rubicam Inc.                               14,000         $      801
- AMR Corp.                                          30,118                796
  Parker Hannifin Corp.                              23,173                794
  Harcourt General, Inc.                             14,566                792
  SouthTrust Corp.                                   34,800                787
  Eastman Chemical Co.                               16,282                777
  Old Kent Financial Corp.                           28,875                772
- NCR Corp.                                          19,780                770
  Fortune Brands, Inc.                               33,188                765
  Brown-Forman Corp. Class B                         14,235                765
  Sabre Holdings Corp.                               26,831                765
  Equifax, Inc.                                      29,000                761
  The BFGoodrich Co.                                 22,154                755
  Whirlpool Corp.                                    15,853                739
  Newmont Mining Corp.                               33,909                733
  Huntington Bancshares Inc.                         46,373                733
  GPU, Inc.                                          26,600                720
  Genuine Parts Co.                                  35,837                717
  Countrywide Credit Industries, Inc.                23,400                709
  Tektronix, Inc.                                     9,576                709
- Toys R Us, Inc.                                    48,591                708
  Sherwin-Williams Co.                               33,394                708
  Dana Corp.                                         33,293                705
- Citrix Systems, Inc.                               37,200                704
- Ceridian Corp.                                     29,202                703
  Sempra Energy                                      41,184                700
  New Century Energies, Inc.                         23,300                699
  Hilton Hotels Corp.                                74,267                696
  Millipore Corp.                                     9,194                693
- Thermo Electron Corp.                              32,700                689
  Black & Decker Corp.                               17,486                687
  Leggett & Platt, Inc.                              40,700                672
  H & R Block, Inc.                                  20,400                660
  Nordstrom, Inc.                                    27,348                660
  Conseco Inc.                                       67,530                658
  Torchmark Corp.                                    26,498                654
  PPL Corp.                                          29,780                653
  Mallinckrodt, Inc.                                 14,962                650
  Phelps Dodge Corp.                                 17,456                649
  Maytag Corp.                                       17,464                644
  Northern States Power Co.                          31,856                643
- Kmart Corp.                                        94,350                643
  International Flavors &
    Fragrances, Inc.                                 21,182                639
- AutoZone Inc.                                      28,900                636
  The Goodyear Tire & Rubber Co.                     31,716                634
  PerkinElmer, Inc.                                   9,590                634
  Placer Dome, Inc.                                  66,252                634
  PACCAR, Inc.                                       15,960                633
- US Airways Group, Inc.                             16,202                632
  Cooper Industries, Inc.                            18,995                619
  Willamette Industries, Inc.                        22,500                613
  Nucor Corp.                                        18,097                601
  W.W. Grainger, Inc.                                19,346                596
  Sigma-Aldrich Corp.                                20,300                594
- Inco Ltd.                                          38,597                593
  CSX Corp.                                          27,914                591
  Pinnacle West Capital Corp.                        17,100                579
  R.R. Donnelley & Sons Co.                          25,541                576
  CMS Energy Corp.                                   25,900                573
- Andrew Corp.                                       16,960                569
  VF Corp.                                           23,842                568
- Rowan Cos., Inc.                                   18,686                568
  Sunoco, Inc.                                       19,245                567
  Hasbro, Inc.                                       37,525                565
- Parametric Technology Corp.                        50,500                556
- Harrah's Entertainment, Inc.                       26,049                545
- Novell, Inc.                                       58,800                544
- HEALTHSOUTH Corp.                                  75,442                542
  ITT Industries, Inc.                               17,801                541
  SuperValu Inc.                                     28,192                537
  The Mead Corp.                                     20,704                523
  SAFECO Corp.                                       26,120                519
  Westvaco Corp.                                     20,243                502
- Niagara Mohawk Holdings Inc.                       35,993                502
  Ashland, Inc.                                      14,306                502
  C.R. Bard, Inc.                                    10,377                499
  Fluor Corp.                                        15,380                486
  Adolph Coors Co. Class B                            7,928                480
- Adaptec, Inc.                                      20,900                475
  Temple-Inland Inc.                                 11,300                475
  Pall Corp.                                         24,995                462
  Winn-Dixie Stores, Inc.                            31,708                454
  Engelhard Corp.                                    26,490                452
- Navistar International Corp.                       14,156                440
  Wendy's International, Inc.                        24,551                437
  Shared Medical Systems Corp.                        5,976                436
  The Stanley Works                                  18,106                430
  Autodesk, Inc.                                     12,360                429
  Darden Restaurants Inc.                            26,341                428
  Liz Claiborne, Inc.                                11,869                418
  Crown Cork & Seal Co., Inc.                        27,003                405
- Visteon Corp.                                      32,160                390
- Allied Waste Industries, Inc.                      38,800                388
  Bemis Co., Inc.                                    11,375                382
  Homestake Mining Co.                               53,068                365
- FMC Corp.                                           6,223                361
  Meredith Corp.                                     10,496                354
  Eastern Enterprises                                 5,572                351
  Great Lakes Chemical Corp.                         11,143                351
  Deluxe Corp.                                       14,882                351
- Office Depot, Inc.                                 55,800                349
  Alberto-Culver Co. Class B                         11,386                348
  UST, Inc.                                          23,499                345
  Snap-On Inc.                                       12,767                340
  USX-U.S. Steel Group                               18,200                338
  Crane Co.                                          13,454                327
  NICOR, Inc.                                         9,580                313
- Freeport-McMoRan Copper &
    Gold Inc. Class B                                33,200                307
  Brunswick Corp.                                    18,526                307
  Hercules, Inc.                                     21,617                304
  Allegheny Technologies Inc.                        16,873                304
  Tupperware Corp.                                   13,717                302
- Quintiles Transnational Corp.                      21,200                299
  Boise Cascade Corp.                                11,530                298
  Centex Corp.                                       12,116                285
  Rite Aid Corp.                                     42,502                279
- Pactiv Corp.                                       34,977                275
- Consolidated Stores, Inc.                          22,752                273
  Cummins Engine Co., Inc.                            8,941                244
  The Timken Co.                                     13,010                242



                                       13
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                                                                        MARKET
TAX-MANAGED                                                             VALUE*
GROWTH AND INCOME FUND                               SHARES              (000)
-------------------------------------------------------------------------------
  Peoples Energy Corp.                                7,419         $      240
  Louisiana-Pacific Corp.                            22,000                239
  Ryder System, Inc.                                 12,164                230
  Thomas & Betts Corp.                               11,828                226
- Reebok International Ltd.                          13,691                218
  American Greetings Corp. Class A                   10,847                206
  Ball Corp.                                          6,401                206
  ONEOK, Inc.                                         7,891                205
  Pulte Corp.                                         9,388                203
  Potlatch Corp.                                      5,900                195
  Kaufman & Broad Home Corp.                          9,811                194
  Worthington Industries, Inc.                       18,402                193
  National Service Industries, Inc.                   9,369                183
  Dillard's Inc.                                     14,886                182
- W.R. Grace & Co.                                   15,020                182
  Longs Drug Stores, Inc.                             8,142                177
  Cooper Tire & Rubber Co.                           15,685                174
- Compuware Corp.                                    16,600                172
- Humana, Inc.                                       34,400                168
  Polaroid Corp.                                      9,160                165
  Briggs & Stratton Corp.                             4,798                164
- Comcast Corp. Class A                               4,100                159
- Manor Care, Inc.                                   21,313                149
  Russell Corp.                                       6,820                136
  Great Atlantic & Pacific
    Tea Co., Inc.                                     8,030                133
  Springs Industries Inc. Class A                     3,860                124
  McDermott International, Inc.                      12,741                112
  Raytheon Co. Class A                                5,497                107
  Owens Corning                                      11,247                104
  Armstrong Holdings, Inc.                            6,427                 98
  NACCO Industries, Inc. Class A                      1,731                 61
- Owens-Illinois, Inc.                                5,200                 61
  IKON Office Solutions, Inc.                        11,166                 43
  Milacron Inc.                                       1,915                 28
- Bethlehem Steel Corp.                               4,231                 15
- Viacom Inc. Class A                                   200                 14
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (COST $1,797,424)                                                  2,547,628
-------------------------------------------------------------------------------
                                                       FACE
                                                     AMOUNT
                                                      (000)
-------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  6.71%, 7/3/2000--Note G
  (COST $266)                                          $266                266
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.3%)
  (COST $1,797,690)                                                  2,547,894
-------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
                                                                         (000)
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.3%)
-------------------------------------------------------------------------------
Other Assets--Note B                                                $    6,787
Liabilities--Note G                                                    (15,487)
                                                                    -----------
                                                                        (8,700)
-------------------------------------------------------------------------------
NET ASSETS (100%)                                                   $2,539,194
-------------------------------------------------------------------------------

* See Note A in Notes to Financial Statements.

- Non-income-producing security.

ADR--American Depositary Receipt


-------------------------------------------------------------------------------
AT JUNE 30, 2000, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------
                                                                        AMOUNT
                                                                         (000)
-------------------------------------------------------------------------------
Paid in Capital                                                     $1,832,433
Overdistributed Net Investment Income                                     (102)
Accumulated Net Realized Losses                                        (43,341)
Unrealized Appreciation--Note F                                        750,204
-------------------------------------------------------------------------------
NET ASSETS                                                          $2,539,194
===============================================================================

Investor Shares--Net Assets
Applicable to 77,062,678 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                         $2,430,114
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                       $31.53
===============================================================================

Institutional Shares--Net Assets
Applicable to 3,459,019 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                           $109,080
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                  $31.54
===============================================================================

-------------------------------------------------------------------------------
                                                                        MARKET
TAX-MANAGED                                                             VALUE*
CAPITAL APPRECIATION FUND                            SHARES              (000)
-------------------------------------------------------------------------------
COMMON STOCKS (100.5%)
-------------------------------------------------------------------------------
  General Electric Co.                            2,382,134         $  126,253
  Intel Corp.                                       806,600            107,832
- Cisco Systems, Inc.                             1,669,700            106,130
- Microsoft Corp.                                   943,000             75,440
  Pfizer, Inc.                                    1,556,500             74,712
  Citigroup, Inc.                                   831,977             50,127
  Exxon Mobil Corp.                                 633,367             49,719
  International Business
    Machines Corp.                                  438,000             47,988
  Lucent Technologies, Inc.                         795,754             47,148
- Oracle Corp.                                      537,524             45,186
- EMC Corp.                                         533,300             41,031
  Wal-Mart Stores, Inc.                             682,700             39,341
  American International
    Group, Inc.                                     331,935             39,002
- Sun Microsystems, Inc.                            396,500             36,057
  Merck & Co., Inc.                                 470,500             36,052
- WorldCom, Inc.                                    726,198             33,314
- America Online, Inc.                              583,022             30,754
  The Coca-Cola Co.                                 527,300             30,287
  Home Depot, Inc.                                  572,700             28,599
  Texas Instruments, Inc.                           414,100             28,443
  Johnson & Johnson                                 273,248             27,837
- Dell Computer Corp.                               553,600             27,299
  Hewlett-Packard Co.                               216,900             27,085
- Viacom Inc. Class B                               373,130             25,443
  Morgan Stanley Dean
    Witter & Co.                                    293,600             24,442
  Time Warner, Inc.                                 297,550             22,614
  SBC Communications Inc.                           498,420             21,557
  Corning, Inc.                                      77,000             20,780
- Amgen, Inc.                                       275,100             19,326
- Applied Materials, Inc.                           212,100             19,222
  American Express Co.                              356,600             18,588
- JDS Uniphase Corp.                                145,600             17,454
  Pharmacia Corp.                                   328,100             16,959
  The Walt Disney Co.                               435,309             16,895
- AT&T Corp.-Liberty Media
    Class A                                         675,832             16,389
  Medtronic, Inc.                                   314,000             15,641
  Schering-Plough Corp.                             297,700             15,034
  AT&T Corp.                                        437,557             13,838
- Micron Technology, Inc.                           154,400             13,597
- Veritas Software Corp.                            118,450             13,387
  Enron Corp.                                       203,300             13,113
  Bristol-Myers Squibb Co.                          224,100             13,054
  American Home Products Corp.                      218,800             12,855
  Charles Schwab Corp.                              369,314             12,418
  Motorola, Inc.                                    417,646             12,138
  PepsiCo, Inc.                                     265,600             11,803
- MediaOne Group, Inc.                              173,200             11,486
- QUALCOMM, Inc.                                    176,700             10,602
- ADC Telecommunications, Inc.                      124,600             10,451
- Siebel Systems, Inc.                               61,000              9,977
- Sprint PCS                                        165,100              9,823
- Analog Devices, Inc.                              128,666              9,779
- Comcast Corp.-Special Class A                     238,832              9,673
  Sprint Corp.                                      189,500              9,665
  Fannie Mae                                        180,100              9,399
- Juniper Networks, Inc.                             64,500              9,389
- Yahoo!, Inc.                                       74,500              9,229
- Xilinx, Inc.                                      109,200              9,016
- NEXTEL Communications, Inc.                       144,400              8,835
  Bell Atlantic Corp.                               167,700              8,521
  Computer Associates
    International, Inc.                             162,989              8,343
- Altera Corp.                                       81,388              8,296
  BellSouth Corp.                                   185,400              7,903
- Tellabs, Inc.                                     115,400              7,898
  Merrill Lynch & Co., Inc.                          68,000              7,820
  Walgreen Co.                                      241,300              7,767
  McDonald's Corp.                                  235,700              7,763
  Eli Lilly & Co.                                    77,400              7,730
- Agilent Technologies, Inc.                        104,225              7,687
  Linear Technology Corp.                           118,800              7,596
- Safeway, Inc.                                     168,084              7,585
  Adobe Systems, Inc.                                57,800              7,514
- Maxim Integrated Products, Inc.                   110,600              7,514
- Solectron Corp.                                   176,700              7,399
- Level 3 Communications, Inc.                       83,400              7,339
- Calpine Corp.                                     111,200              7,311
- Clear Channel
    Communications, Inc.                             95,720              7,179
- VoiceStream Wireless Corp.                         61,500              7,152
- The Kroger Co.                                    321,700              7,098
  Compaq Computer Corp.                             276,930              7,079
  Alcoa Inc.                                        242,128              7,022
  The Boeing Co.                                    165,470              6,919
- Apple Computer, Inc.                              130,000              6,809
- 3Com Corp.                                        117,375              6,764
- Waters Corp.                                       52,900              6,603
- General Motors Corp. Class H                       74,961              6,578
  UnitedHealth Group Inc.                            76,700              6,577
- Network Appliance, Inc.                            81,400              6,553
- Kohl's Corp.                                      117,800              6,553
  Bank of America Corp.                             151,575              6,518
- IVAX Corp.                                        156,600              6,499
- Advanced Micro Devices, Inc.                       84,100              6,497
  Abbott Laboratories                               145,700              6,493
- Mercury Interactive Corp.                          67,000              6,482
- LSI Logic Corp.                                   119,600              6,473
  Procter & Gamble Co.                              112,500              6,441
- Forest Laboratories, Inc.                          62,400              6,302
- MedImmune Inc.                                     84,000              6,216
  Dynegy, Inc.                                       90,909              6,210
- PMC Sierra Inc.                                    34,700              6,166
  State Street Corp.                                 58,000              6,152
  E.I. du Pont de Nemours & Co.                     140,600              6,151
- BEA Systems, Inc.                                 124,000              6,130
- Sepracor Inc.                                      50,800              6,128
- Infinity Broadcasting Corp.                       167,400              6,100
- Redback Networks Inc.                              34,200              6,088
- Sanmina Corp.                                      69,200              5,917
- Teradyne, Inc.                                     77,800              5,718
  Conoco Inc. Class B                               232,500              5,711
  Freddie Mac                                       139,800              5,662
- AES Corp.                                         124,000              5,658
  HCA-The Healthcare Co.                            185,821              5,644
- Immunex Corp.                                     114,026              5,637
  First Data Corp.                                  111,262              5,521
  Paychex, Inc.                                     131,380              5,518

-------------------------------------------------------------------------------
                                                                        MARKET
TAX-MANAGED                                                             VALUE*
CAPITAL APPRECIATION FUND                            SHARES              (000)
-------------------------------------------------------------------------------
  Cardinal Health, Inc.                              74,275         $    5,496
  Waste Management, Inc.                            286,697              5,447
- Qwest Communications
    International Inc.                              109,076              5,420
- TIBCO Software Inc.                                49,900              5,351
- CIENA Corp.                                        32,000              5,334
  Providian Financial Corp.                          59,100              5,319
- National Semiconductor Corp.                       93,200              5,289
- Nabors Industries, Inc.                           127,000              5,278
  ENSCO International, Inc.                         147,000              5,264
- Comverse Technology, Inc.                          56,600              5,264
  Automatic Data Processing, Inc.                    98,100              5,254
  Chevron Corp.                                      61,500              5,216
- Guidant Corp.                                     105,300              5,212
- Seagate Technology Inc.                            94,670              5,207
  Coastal Corp.                                      85,000              5,174
  Kansas City Southern
    Industries, Inc.                                 57,400              5,091
  Lehman Brothers Holdings, Inc.                     53,800              5,087
- Cablevision Systems Corp.
    Class B                                          74,800              5,077
  Kimberly-Clark Corp.                               87,496              5,020
- AMFM Inc.                                          72,100              4,975
- Computer Sciences Corp.                            65,900              4,922
- Costco Wholesale Corp.                            149,100              4,920
  Harley-Davidson, Inc.                             127,700              4,916
- FedEx Corp.                                       128,900              4,898
- CDW Computer Centers, Inc.                         78,000              4,875
  AFLAC, Inc.                                       104,500              4,800
- NEXTLINK Communications, Inc.                     126,200              4,788
- Exodus Communications, Inc.                       103,600              4,772
- Rational Software Corp.                            51,300              4,768
- Global Marine, Inc.                               169,100              4,767
  Tenet Healthcare Corp.                            175,437              4,737
- Brocade Communications
    Systems, Inc.                                    25,800              4,734
- KLA-Tencor Corp.                                   80,600              4,720
- BJ Services Co.                                    75,000              4,688
- Best Buy Co., Inc.                                 73,300              4,636
- Noble Drilling Corp.                              112,100              4,617
- E-Tek Dynamics, Inc.                               17,500              4,617
- St. Jude Medical, Inc.                            100,108              4,592
- ALZA Corp.                                         77,600              4,588
- Chiron Corp.                                       94,840              4,505
- Sycamore Networks, Inc.                            40,700              4,492
- Biogen, Inc.                                       69,600              4,489
- Smith International, Inc.                          61,500              4,478
- R & B Falcon Corp.                                189,746              4,471
- McLeodUSA, Inc. Class A                           215,400              4,456
- Vitesse Semiconductor Corp.                        60,400              4,443
- Rowan Cos., Inc.                                  146,000              4,435
  The Gap, Inc.                                     141,187              4,412
  Southwest Airlines Co.                            232,925              4,411
- Starbucks Corp.                                   115,476              4,410
  Philip Morris Cos., Inc.                          163,800              4,351
  Starwood Hotels & Resorts
    Worldwide, Inc. REIT                            133,724              4,321
- Tech Data Corp.                                    99,000              4,313
  Emerson Electric Co.                               71,200              4,299
- Atmel Corp.                                       115,400              4,255
- Metromedia Fiber Network, Inc.                    107,200              4,255
  Wells Fargo Co.                                   109,300              4,235
- Watson Pharmaceuticals, Inc.                       78,400              4,214
  Capital One Financial Corp.                        94,300              4,208
- Cooper Cameron Corp.                               63,700              4,204
  Gillette Co.                                      119,816              4,186
- Univision Communications Inc.                      40,300              4,171
- Bed Bath & Beyond, Inc.                           114,500              4,151
  Molex, Inc.                                        85,656              4,122
- Robert Half International, Inc.                   144,400              4,115
- Lexmark International Group, Inc.
    Class A                                          61,000              4,102
- American Power
    Conversion Corp.                                100,400              4,098
- Andrx Corp.                                        64,100              4,097
- i2 Technologies, Inc.                              39,000              4,066
- Citizens Communications Co.                       235,002              4,054
  Lowe's Cos., Inc.                                  98,700              4,053
- BMC Software, Inc.                                110,600              4,035
- Dollar Tree Stores, Inc.                          101,250              4,006
- SCI Systems, Inc.                                 102,200              4,005
- American Tower Corp. Class A                       96,000              4,002
- Gateway, Inc.                                      70,400              3,995
  Apache Corp.                                       67,200              3,952
- Intuit, Inc.                                       95,400              3,947
- Convergys Corp.                                    75,900              3,937
- Oxford Health Plan                                163,900              3,903
  Anadarko Petroleum Corp.                           79,100              3,901
  CVS Corp.                                          97,428              3,897
  Honeywell International Inc.                      114,500              3,857
- SPX Corp.                                          31,800              3,846
- BroadVision, Inc.                                  75,600              3,841
  GTE Corp.                                          61,100              3,803
  Golden West Financial Corp.                        92,800              3,787
- Concord EFS, Inc.                                 144,850              3,766
  Stryker Corp.                                      86,000              3,763
  Sysco Corp.                                        89,200              3,758
- Ocean Energy, Inc.                                263,540              3,739
  Telephone & Data Systems, Inc.                     36,900              3,699
- Boston Scientific Corp.                           168,600              3,699
- Genzyme Corp.                                      62,200              3,697
- Wellpoint Health Networks Inc.
    Class A                                          50,703              3,673
- Northwest Airlines Corp. Class A                  120,200              3,659
- Fiserv, Inc.                                       84,500              3,655
- Cox Communications, Inc. Class A                   80,200              3,654
- Universal Health Services Class B                  55,700              3,648
- Trigon Healthcare, Inc.                            70,200              3,620
  The Goldman Sachs Group, Inc.                      38,100              3,615
- Jabil Circuit, Inc.                                72,800              3,613
- Federated Department
    Stores, Inc.                                    106,700              3,601
- MiniMed, Inc.                                      30,500              3,599
  AXA Financial, Inc.                               105,800              3,597
  Delta Air Lines, Inc.                              70,800              3,580
- Thermo Electron Corp.                             168,700              3,553
  The Pepsi Bottling Group, Inc.                    120,700              3,523
- US Airways Group, Inc.                             90,200              3,518
- Allegiance Telecom, Inc.                           54,750              3,504
  Lyondell Chemical Co.                             208,200              3,487
- Republic Services, Inc. Class A                   212,000              3,392
  EOG Resources, Inc.                               101,100              3,387

-------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
                                                     SHARES              (000)
-------------------------------------------------------------------------------
- Staples, Inc.                                     218,130         $    3,354
- Santa Fe Snyder Corp.                             292,470              3,327
- Electronic Arts Inc.                               45,600              3,326
  Estee Lauder Cos. Class A                          67,200              3,322
  MGIC Investment Corp.                              72,600              3,303
- Fox Entertainment Group, Inc.
    Class A                                         108,200              3,287
- Continental Airlines, Inc. Class B                 69,900              3,285
- International Game Technology                     123,900              3,283
- Pacificare Health Systems, Inc.                    54,328              3,270
  Danaher Corp.                                      66,100              3,268
  Electronic Data Systems Corp.                      78,800              3,251
  The Chase Manhattan Corp.                          70,500              3,247
  Keebler Foods Co.                                  87,200              3,237
  Illinois Tool Works, Inc.                          56,600              3,226
- PRIMEDIA Inc.                                     141,200              3,212
- Celgene Corp.                                      54,500              3,209
- Western Wireless Corp. Class A                     58,200              3,172
- Niagara Mohawk Holdings Inc.                      226,800              3,161
  RadioShack Corp.                                   66,600              3,155
  Devon Energy Corp.                                 55,600              3,124
- Health Management Associates
    Class A                                         238,868              3,120
- Grant Prideco, Inc.                               124,800              3,120
  Cintas Corp.                                       84,500              3,100
  MGM Grand, Inc.                                    96,132              3,088
- Time Warner Telecom Inc.                           47,900              3,084
  BroadWing Inc.                                    117,800              3,055
- Tricon Global Restaurants, Inc.                   107,640              3,041
- American Standard Cos., Inc.                       74,000              3,034
  Kinder Morgan, Inc.                                87,400              3,021
- Smurfit-Stone Container Corp.                     234,602              3,021
  Millipore Corp.                                    40,000              3,015
- Weatherford International, Inc.                    75,500              3,006
  Kerr-McGee Corp.                                   50,649              2,985
  Franklin Resources Corp.                           97,400              2,959
- AMR Corp.                                         111,700              2,953
  Expeditors International of
    Washington, Inc.                                 62,000              2,945
- Sealed Air Corp.                                   55,636              2,914
- DST Systems, Inc.                                  38,200              2,908
  Newmont Mining Corp.                              133,656              2,890
- ICOS Corp.                                         65,200              2,869
  Rouse Co. REIT                                    115,900              2,869
  Jones Pharma, Inc.                                 71,600              2,860
- Park Place Entertainment                          234,600              2,859
- Amazon.com, Inc.                                   78,400              2,847
  CenturyTel, Inc.                                   98,400              2,829
  UAL Corp.                                          48,500              2,822
  Circuit City Stores, Inc.                          85,000              2,821
- AutoZone Inc.                                     127,700              2,809
- SunGard Data Systems, Inc.                         90,500              2,806
- Safeguard Scientifics, Inc.                        87,200              2,796
  Biomet, Inc.                                       72,700              2,794
- BJ's Wholesale Club, Inc.                          84,600              2,792
  The Hartford Financial
    Services Group Inc.                              49,200              2,752
  Manpower Inc.                                      85,100              2,723
- HEALTHSOUTH Corp.                                 376,100              2,703
- Adelphia Communications Corp.
    Class A                                          57,550              2,698
- Jones Apparel Group, Inc.                         114,500              2,691
  Allmerica Financial Corp.                          51,344              2,689
  The MONY Group Inc.                                79,500              2,688
- CNA Financial Corp.                                79,000              2,686
- FMC Corp.                                          46,300              2,685
- Hanover Compressor Co.                             70,400              2,675
- NTL Inc.                                           44,506              2,665
  The PMI Group Inc.                                 56,100              2,665
- NCR Corp.                                          68,337              2,661
  ALLTEL Corp.                                       42,953              2,660
- Marine Drilling Co., Inc.                          95,000              2,660
- Winstar Communications, Inc.                       78,400              2,656
  Noble Affiliates, Inc.                             71,200              2,652
- Portal Software, Inc.                              41,400              2,644
- King Pharmaceuticals, Inc.                         60,200              2,641
- Conexant Systems, Inc.                             54,200              2,635
  SCANA Corp.                                       108,800              2,625
- Tritel, Inc.                                       88,300              2,621
- USA Networks, Inc.                                121,160              2,620
- National-Oilwell, Inc.                             79,400              2,610
- Golden State Bancorp Inc.                         145,000              2,610
  General Motors Corp.                               44,682              2,594
- Outback Steakhouse                                 88,650              2,593
- Ariba, Inc.                                        26,400              2,588
- Knight Trading Group, Inc.                         86,050              2,565
  Legg Mason Inc.                                    51,100              2,555
  Vastar Resources, Inc.                             31,000              2,546
- Gentex Corp.                                      101,200              2,543
  The St. Joe Co.                                    84,500              2,535
- U.S. Cellular Corp.                                40,200              2,533
  Progressive Corp. of Ohio                          34,200              2,531
  Dollar General Corp.                              128,687              2,509
- Energizer Holdings, Inc.                          137,328              2,506
- BISYS Group, Inc.                                  40,400              2,485
  Radian Group, Inc.                                 47,910              2,479
  Minnesota Mining &
    Manufacturing Co.                                29,900              2,467
- TeleCorp PCS, Inc.                                 61,100              2,463
- Navistar International Corp.                       78,600              2,442
- Litton Industries, Inc.                            58,000              2,436
- Quanta Services, Inc.                              44,100              2,426
- Consolidated Stores, Inc.                         201,106              2,413
- Harrah's Entertainment, Inc.                      115,200              2,412
- Varco International, Inc.                         103,700              2,411
- Vignette Corp.                                     46,200              2,403
  Comdisco, Inc.                                    107,400              2,396
  Herman Miller, Inc.                                92,200              2,386
  Delphi Automotive Systems Corp.                   162,994              2,374
- Powertel Inc.                                      33,200              2,355
  Transatlantic Holdings, Inc.                       28,100              2,353
  AMBAC Financial Group Inc.                         42,900              2,351
  IBP, Inc.                                         151,500              2,339
- KEMET Corp.                                        93,300              2,338
  Northeast Utilities                               107,400              2,336
- TV Guide, Inc.                                     68,200              2,336
  Amerada Hess Corp.                                 37,800              2,334
  Wrigley, (Wm.) Jr. Co.                             29,100              2,333
- Pride International Inc.                           94,100              2,329
- Brinker International, Inc.                        79,400              2,322
  Becton, Dickinson & Co.                            80,600              2,312
- AutoNation, Inc.                                  325,700              2,300

-------------------------------------------------------------------------------
                                                                        MARKET
TAX-MANAGED                                                             VALUE*
CAPITAL APPRECIATION FUND                            SHARES              (000)
-------------------------------------------------------------------------------
  NSTAR                                              56,500         $    2,299
- Dycom Industries, Inc.                             49,575              2,280
- PanAmSat Corp.                                     52,100              2,276
- Affiliated Computer Services,
    Inc. Class A                                     68,000              2,248
- Metro-Goldwyn-Mayer Inc.                           86,000              2,247
- Sybron International Corp.                        110,300              2,185
  Zions Bancorp                                      47,600              2,184
- Kopin Corp.                                        31,400              2,174
  International Paper Co.                            72,238              2,154
  Donaldson, Lufkin & Jenrette, Inc.                 50,700              2,152
- eBay Inc.                                          39,600              2,151
  Sigma-Aldrich Corp.                                72,900              2,132
- Dobson Communications Corp.                       110,700              2,131
  Whitman Corp.                                     172,000              2,129
- Plug Power, Inc.                                   33,600              2,100
  M & T Bank Corp.                                    4,620              2,079
- PSINet, Inc.                                       82,000              2,060
- Hispanic Broadcasting Corp.                        61,800              2,047
  General Dynamics Corp.                             39,100              2,043
- Arrow Electronics, Inc.                            65,500              2,031
- Chris-Craft Industries, Inc.                       30,695              2,028
- Adaptec, Inc.                                      87,700              1,995
  Wesco Financial Corp.                               9,710              1,991
  Columbia Energy Group                              30,300              1,988
  Praxair, Inc.                                      53,100              1,988
  Total System Services, Inc.                       124,650              1,979
  Baker Hughes, Inc.                                 60,480              1,935
  Burlington Resources, Inc.                         50,500              1,932
  Mylan Laboratories, Inc.                          104,350              1,904
  Fastenal Co.                                       37,500              1,898
- Owens-Illinois, Inc.                              161,800              1,891
  Marriott International, Inc. Class A               51,700              1,864
- Synopsys, Inc.                                     53,827              1,860
- Metropolitan Life Insurance Co.                    87,700              1,847
- Focal Communications Corp.                         51,400              1,838
  Williams Cos., Inc.                                43,789              1,825
- Unisys Corp.                                      124,500              1,813
- Cadence Design Systems, Inc.                       88,900              1,811
- AT&T Wireless Group                                64,400              1,795
- Global Industries Ltd.                             92,300              1,742
- Newfield Exploration Co.                           41,800              1,635
  Darden Restaurants Inc.                            99,900              1,623
  Florida East Coast Railway Co.                     39,300              1,572
- Compuware Corp.                                   151,200              1,569
- Citrix Systems, Inc.                               80,200              1,519
- Wireless Facilities, Inc.                          29,600              1,508
  Caterpillar, Inc.                                  44,000              1,491
- Novell, Inc.                                      159,800              1,478
  Coca-Cola Enterprises, Inc.                        90,400              1,475
  Martin Marietta Materials, Inc.                    35,900              1,452
  Beckman Coulter, Inc.                              24,500              1,430
- Thermo Electron Corp.                              64,734              1,428
- John Hancock Financial
    Services, Inc.                                   59,700              1,414
- At Home Corp.                                      67,600              1,403
  ITT Industries, Inc.                               45,900              1,394
  Rite Aid Corp.                                    211,200              1,386
  Autodesk, Inc.                                     39,900              1,384
  IMS Health, Inc.                                   76,000              1,368
- LHS Group, Inc.                                    39,400              1,359
- PeopleSoft, Inc.                                   81,100              1,358
  MBIA, Inc.                                         28,000              1,349
- Centennial Communications
    Corp. Class A                                    97,700              1,343
  FirstEnergy Corp.                                  55,900              1,307
- Toys R Us, Inc.                                    89,100              1,298
  The Limited, Inc.                                  56,874              1,230
  Diamond Offshore Drilling, Inc.                    33,700              1,184
  Tenneco Automotive, Inc.                          221,705              1,164
  Union Pacific Corp.                                31,253              1,162
  Johns Manville Corp.                               87,000              1,147
  BHC Communications, Inc.
    Class A                                           7,500              1,126
  DENTSPLY International Inc.                        36,400              1,122
- Lamar Advertising Co. Class A                      24,660              1,068
- Art Technology Group, Inc.                         10,000              1,009
  Senior Housing Properties
    Trust REIT                                      127,000              1,008
  Reinsurance Group of
    America, Inc.                                    33,200              1,000
- Broadcom Corp.                                      4,515                989
  Autoliv, Inc.                                      40,847                983
  W.W. Grainger, Inc.                                31,400                968
- Viacom Inc. Class A                                13,688                936
  Hasbro, Inc.                                       62,100                935
- Allied Waste Industries, Inc.                      89,900                899
  Shaw Industries, Inc.                              71,600                895
  Bank One Corp.                                     32,959                875
- Mastec Inc.                                        22,800                871
  Ford Motor Co.                                     20,200                869
  Hertz Corp. Class A                                30,300                850
- Sapient Corp.                                       7,900                845
- CMGI Inc                                           18,400                843
  Newell Rubbermaid, Inc.                            32,660                841
- Snyder Communications, Inc.                        35,300                838
  USG Corp.                                          26,900                817
  Federated Investors, Inc.                          22,900                803
- SDL, Inc.                                           2,700                770
  American General Corp.                             12,461                760
  Fort James Corp.                                   32,687                756
  ServiceMaster Co.                                  66,000                751
  E.W. Scripps Co. Class A                           15,235                750
  21st Century Insurance Group                       47,300                745
- Quantum Corp.-DLT &
    Storage Systems                                  76,000                736
  Mallinckrodt, Inc.                                 16,800                730
- Network Associates, Inc.                           34,050                694
- Cendant Corp.                                      49,325                691
  Rohm & Haas Co.                                    19,950                688
- Kmart Corp.                                        99,600                679
  A. H. Belo Corp. Class A                           38,400                665
  Hilton Hotels Corp.                                69,750                654
- Ventiv Health, Inc.                                58,446                650
  Dime Bancorp, Inc.                                 40,700                641
  NIKE, Inc. Class B                                 14,800                589
  McKesson HBOC, Inc.                                27,524                576
- Cabletron Systems, Inc.                            21,700                548
- 7-Eleven, Inc.                                     39,080                537
  Sealed Air Corp. $2.00 Cvt. Pfd.                   10,117                512
  C.H. Robinson Worldwide, Inc.                      10,300                510
  Host Marriott Corp. REIT                           50,543                474

-------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
                                                     SHARES              (000)
-------------------------------------------------------------------------------
- Ceridian Corp.                                     19,100         $      460
- Genentech, Inc.                                     2,600                447
  Global TeleSystems, Inc.                           36,200                437
  Reynolds & Reynolds Class A                        23,500                429
  Albertson's, Inc.                                  12,800                426
  Texaco Inc.                                         7,960                424
- Scient Corp.                                        9,000                397
  Nucor Corp.                                        11,900                395
- Office Depot, Inc.                                 60,500                378
  Young & Rubicam Inc.                                6,500                372
- Saks Inc.                                          35,000                368
  Loews Corp.                                         5,900                354
  Tootsie Roll Industries, Inc.                      10,000                350
  Burlington Northern Santa Fe Corp.                 14,493                332
  Nordstrom, Inc.                                    13,500                326
  Homestake Mining Co.                               43,100                296
  Financial Security Assurance
    Holdings Ltd.                                     3,800                288
  The Clorox Co.                                      6,420                288
- Mandalay Resort Group                              14,200                284
  Plum Creek Timber Company Inc.                     10,500                273
  U S WEST, Inc.                                      3,009                258
  Sabre Holdings Corp.                                8,936                255
  Allegheny Technologies Inc.                        13,571                244
  Associates First Capital Corp.                     10,688                238
  TXU Corp.                                           7,965                235
- NRG Energy, Inc.                                   11,500                210
- Spectrasite Holdings, Inc.                          7,000                199
  St. Paul Cos., Inc.                                 4,800                164
- Parametric Technology Corp.                        14,000                154
- Circle.com                                         40,950                151
  Cinergy Corp.                                       5,700                145
  Baxter International, Inc.                          2,000                141
  Aetna Inc.                                          1,497                 96
- Triton PCS, Inc.                                    1,000                 58
  Sotheby's Holdings Class A                          2,500                 44
- MIPS Technologies, Inc. Class B                     1,136                 44
  Archer-Daniels-Midland Co.                          4,330                 42
- Visteon Corp.                                       2,645                 32
- Gartner Group, Inc. Class B                         2,895                 29
  Union Pacific Resources Group, Inc.                   239                  5
- Priceline.com Inc.                                    100                  4
  New Century Energies, Inc.                            100                  3
  Kellogg Co.                                           100                  3
  Lockheed Martin Corp.                                 100                  2
- Premier Parks Inc.                                    100                  2
  Mattel, Inc.                                          132                  2
  Raytheon Co. Class A                                   84                  2
  Nabisco Group Holdings Corp.                           60                  2
  Crown Cork & Seal Co., Inc.                           100                  2
  R.J. Reynolds Tobacco Holdings, Inc.                   53                  1
  IMC Global Inc.                                       106                  1
- Freeport-McMoRan Copper &
    Gold, Inc. Class A                                  138                  1
  J.C. Penney Co., Inc.                                  54                  1
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (COST $1,742,245)                                                  3,025,767
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                       FACE             MARKET
                                                     AMOUNT             VALUE*
                                                      (000)              (000)
-------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.5%)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  6.71%, 7/3/2000--Note G
  (COST $15,782)                                    $15,782         $   15,782
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.0%)
  (COST $1,758,027)                                                  3,041,549
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.0%)
-------------------------------------------------------------------------------
Receivables for Investment Securities Sold                             111,020
Other Assets--Note B                                                     4,798
Payables for Investment Securities Purchased                          (123,489)
Other Liabilities--Note G                                              (21,978)
                                                                    -----------
                                                                       (29,649)
-------------------------------------------------------------------------------
NET ASSETS (100%)                                                   $3,011,900
-------------------------------------------------------------------------------


* See Note A in Notes to Financial Statements.

- Non-income-producing security.

ADR--American Depositary Receipt.

REIT--Real Estate Investment Trust.


-------------------------------------------------------------------------------
AT JUNE 30, 2000, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------
                                                                        AMOUNT
                                                                         (000)
-------------------------------------------------------------------------------
Paid in Capital                                                     $1,790,994
Undistributed Net Investment Income                                      3,853
Accumulated Net Realized Losses                                        (66,469)
Unrealized Appreciation--Note F                                      1,283,522
-------------------------------------------------------------------------------
NET ASSETS                                                          $3,011,900
===============================================================================

Investor Shares--Net Assets
Applicable to 80,139,337 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                         $2,821,044
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                       $35.20
===============================================================================

Institutional Shares--Net Assets
Applicable to 5,418,962 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                           $190,856
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                  $35.22
===============================================================================

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
-------------------------------------------------------------------------------
                                                                        MARKET
TAX-MANAGED                                                             VALUE*
SMALL-CAP FUND                                       SHARES              (000)
-------------------------------------------------------------------------------
COMMON STOCKS (100.1%)
-------------------------------------------------------------------------------
- Mercury Interactive Corp.                          62,500         $    6,047
- IDEC Pharmaceuticals Corp.                         33,400              3,918
- International Rectifier Corp.                      51,200              2,867
- Lattice Semiconductor Corp.                        40,900              2,827
- Protein Design Labs, Inc.                          16,300              2,689
- Vertex Pharmaceuticals, Inc.                       21,800              2,297
- RSA Security Inc.                                  32,900              2,278
- Digital Microwave Corp.                            58,600              2,234
- Techne                                             17,100              2,223
  Jones Pharma, Inc.                                 54,725              2,186
  Dallas Semiconductor Corp.                         50,000              2,038
  Expeditors International of
    Washington, Inc.                                 42,300              2,009
- Cor Therapeutics, Inc.                             22,000              1,877
- Cognex Corp.                                       35,700              1,847
- National Instruments Corp.                         42,100              1,837
- KEMET Corp.                                        72,400              1,815
  True North Communications                          41,100              1,808
  Alpharma, Inc. Class A                             29,000              1,805
  SEI Corp.                                          44,400              1,768
- Coherent, Inc.                                     20,900              1,753
- Plexus Corp.                                       15,200              1,718
  Jack Henry & Associates                            34,000              1,704
- Universal Health Services Class B                  25,800              1,690
- Cephalon, Inc.                                     28,200              1,688
- Aspect Communications Corp.                        42,700              1,679
- Silicon Valley Bancshares                          38,300              1,633
  Radian Group, Inc.                                 31,300              1,620
- Plantronics, Inc.                                  13,600              1,571
- Catalina Marketing Corp.                           15,400              1,571
- Gentex Corp.                                       61,700              1,550
- Dycom Industries, Inc.                             32,500              1,495
- ChoicePoint Inc.                                   33,390              1,486
- Alpha Industries, Inc.                             33,500              1,476
- Enzo Biochem, Inc.                                 21,100              1,456
- Remedy Corp.                                       25,900              1,444
- Patterson Dental Co.                               28,300              1,443
- Snyder Communications, Inc.                        60,000              1,425
- BISYS Group, Inc.                                  23,100              1,421
- Medicis Pharmaceutical Corp.                       24,600              1,402
- CommScope, Inc.                                    33,800              1,386
- HNC Software, Inc.                                 22,400              1,383
- Newfield Exploration Co.                           35,200              1,377
  Eaton Vance Corp.                                  29,600              1,369
  Technitrol, Inc.                                   14,000              1,356
- Pride International Inc.                           54,200              1,341
- Priority Healthcare Corp. Class B                  18,050              1,341
- Insight Enterprises, Inc.                          22,200              1,317
- Smithfield Foods, Inc.                             46,900              1,316
  National Computer Systems, Inc.                    26,700              1,315
- Black Box Corp.                                    16,500              1,306
- Barr Labs Inc.                                     29,100              1,304
  Arthur J. Gallagher & Co.                          30,900              1,298
  C & D Technology Inc.                              22,400              1,266
- Timberland Co.                                     17,600              1,246
- Vicor Corp.                                        35,300              1,229
- Michaels Stores, Inc.                              26,100              1,196
- Kulicke & Soffa Industries, Inc.                   20,100              1,193
  Vintage Petroleum, Inc.                            52,600              1,187
- Xircom, Inc.                                       24,900              1,183
  Cullen/Frost Bankers, Inc.                         44,600              1,174
  Commerce Bancorp, Inc.                             25,505              1,173
  Methode Electronics, Inc. Class A                  30,300              1,170
- Zebra Technologies Corp. Class A                   26,200              1,161
- Adaptive Broadband Corp.                           31,500              1,158
  United Water Resources, Inc.                       32,700              1,140
- American Management
    Systems, Inc.                                    34,600              1,136
  Centura Banks, Inc.                                33,100              1,123
- S3, Inc.                                           75,900              1,119
- 99 Cents Only Stores                               27,933              1,114
  Applied Power, Inc.                                33,000              1,106
- Dendrite International, Inc.                       33,100              1,103
- AmeriCredit Corp.                                  62,900              1,069
- Zale Corp.                                         29,200              1,066
- Louis Dreyfus Natural Gas Corp.                    33,800              1,058
  CTS Corp.                                          23,200              1,044
- Proxim, Inc.                                       10,500              1,039
- Three-Five Systems, Inc.                           17,549              1,035
  Fidelity National Financial, Inc.                  55,800              1,022
- Varian Medical Systems, Inc.                       26,000              1,017
- Verity, Inc.                                       26,200                996
- Electro Scientific Industries, Inc.                22,300                982
  Investors Financial Services Corp.                 24,600                976
- Aware, Inc.                                        18,700                956
  Hudson United Bancorp                              42,527                954
- Interim Services, Inc.                             53,190                944
- Pioneer Group, Inc.                                22,200                941
- Trimble Navigation Ltd.                            19,200                937
- Pinnacle Systems, Inc.                             41,600                935
  Cambrex Corp.                                      20,700                931
  Penton Media, Inc. Class A                         26,500                927
- United Stationers, Inc.                            28,500                923
- Renal Care Group, Inc.                             37,600                919
- Burr-Brown Corp.                                   10,600                919
- Aeroflex, Inc.                                     18,400                914
- Stone Energy Corp.                                 15,300                914
- Orthodontic Centers of
    America, Inc.                                    40,300                912
- Whole Foods Market, Inc.                           22,000                909
- Linens 'n Things, Inc.                             33,300                903
- Stillwater Mining Co.                              32,000                892
  Cross Timbers Oil Co.                              40,300                892
- Hain Celestial Group, Inc.                         24,300                892
- Actel Corp.                                        19,300                881
  OM Group, Inc.                                     20,000                880
- Hyperion Solutions Corp.                           27,100                879
- Artesyn Technologies, Inc.                         31,500                876
  Harman International
    Industries, Inc.                                 14,300                872
- Regeneron Pharmaceuticals, Inc.                    29,200                871
- AnnTaylor Stores Corp.                             26,200                868
- Alliance Semiconductor Corp.                       35,300                867
  Raymond James Financial, Inc.                      38,400                864
- Heidrick & Struggles
    International, Inc.                              13,600                858
- Scotts Co.                                         23,500                858
- Aspen Technologies, Inc.                           21,700                835
  Corn Products International, Inc.                  31,500                835
  Aptargroup Inc.                                    30,800                832
- Barrett Resources Corp.                            27,200                828

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
-------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
                                                     SHARES              (000)
-------------------------------------------------------------------------------
- Mueller Industries Inc.                            29,500         $      826
- Shire Pharmaceuticals Group ADR                    15,744                817
  Ethan Allen Interiors, Inc.                        33,700                809
- Anixter International Inc.                         30,500                808
  First Midwest Bancorp                              34,700                807
  Delta & Pine Land Co.                              32,100                804
- Cable Design Technologies                          24,000                804
  Pier 1 Imports Inc.                                82,200                801
- RadiSys Corp.                                      14,100                800
- Jack in the Box Inc.                               32,300                795
  Washington Federal Inc.                            43,400                792
  IDEX Corp.                                         25,000                789
- Men's Wearhouse, Inc.                              34,700                774
  First American Corp.                               53,900                771
- Cerner Corp.                                       28,100                766
- Micrel, Inc.                                       17,600                764
- Canandaigua Brands, Inc. Class A                   15,100                762
  Skywest, Inc.                                      20,500                760
- C-COR Electronics, Inc.                            28,100                759
  FactSet Research Systems Inc.                      26,700                754
  Commercial Federal Corp.                           48,200                750
  Bindly Western Industries, Inc.                    28,366                750
- EGL, Inc.                                          24,300                747
- Startek, Inc.                                      14,800                746
- Tetra Tech, Inc.                                   32,575                745
  Pogo Producing Co.                                 33,500                741
  Helix Technology Corp.                             18,900                737
- MarchFirst, Inc.                                   40,300                735
- Syncor International Corp.                         10,100                727
- Copart, Inc.                                       45,400                726
- Silicon Valley Group, Inc.                         28,000                724
- Administaff, Inc.                                  11,400                724
  Central Parking Corp.                              30,500                722
- C-Cube Microsystems Inc.                           36,800                722
- Apex Inc.                                          16,500                722
- ADVO, Inc.                                         17,100                718
- Cal Dive International, Inc.                       13,200                715
  Dain Rauscher Corp.                                10,800                713
  La-Z-Boy Inc.                                      50,820                711
- The Cheesecake Factory                             25,800                710
- IDEXX Laboratories Corp.                           30,900                707
  Philadelphia Suburban Corp.                        34,300                703
  D. R. Horton, Inc.                                 51,700                701
- Photronics Labs Inc.                               24,700                701
- Kent Electronics Corp.                             23,500                701
  Applebee's International, Inc.                     23,000                697
  Piedmont Natural Gas, Inc.                         26,100                693
  Earthgrains Co.                                    35,500                690
- American Xtal Technology, Inc.                     15,900                688
- The Profit Recovery Group
    International, Inc.                              41,250                686
- ResMed Inc.                                        25,400                679
  Downey Financial Corp.                             23,400                679
  Community First Bankshares                         41,200                672
- Dril-Quip, Inc.                                    14,300                669
  Invacare Corp.                                     25,400                667
- Southern Union Co.                                 41,790                661
- Ciber, Inc.                                        49,600                657
  Roper Industries Inc.                              25,600                656
- Coventry Health Care Inc.                          48,600                648
  Ruby Tuesday, Inc.                                 51,500                647
  Polaris Industries, Inc.                           20,200                646
  Whitney Holdings                                   18,800                643
  United Bankshares, Inc.                            35,300                642
- Cybex Computer Products Corp.                      14,850                639
- Buckeye Technology, Inc.                           29,100                638
- ZixIt Corp.                                        13,800                636
  Lennox International Inc.                          47,938                635
- Primark Corp.                                      17,000                633
  National Data Corp.                                27,500                633
- Toll Brothers, Inc.                                30,600                627
  Brady Corp. Class A                                18,900                614
  MacDermid, Inc.                                    26,100                613
- Biotechnology General                              46,000                607
- Shaw Group, Inc.                                   12,800                603
- Visual Networks, Inc.                              21,100                601
  Mutual Risk Management Ltd.                        34,600                599
  Tredegar Corp.                                     31,500                599
- O'Reilly Automotive, Inc.                          42,800                594
- Delphi Financial Group, Inc.                       17,466                593
- Beringer Wine Estates
    Holdings, Inc.                                   16,700                590
  Lilly Industries Inc. Class A                      19,500                586
- Elan Corp. PLC ADR                                 12,089                586
- Barra, Inc.                                        11,700                580
- Mercury Computer Systems, Inc.                     17,900                578
- CEC Entertainment Inc.                             22,550                578
  Chittenden Corp.                                   23,600                577
  Staten Island Bancorp, Inc.                        32,500                573
  Manitowac Co., Inc.                                21,350                571
- On Assignment, Inc.                                18,700                570
- Footstar Inc.                                      17,100                569
- Insituform Technologies Class A                    20,900                567
- Pre-Paid Legal Services, Inc.                      18,800                562
  Trustco Bank                                       44,746                559
- Veritas DGC Inc.                                   21,500                559
- Aztar Corp.                                        36,000                558
- SEACOR SMIT Inc.                                   14,400                557
- Wesley Jessen VisionCare, Inc.                     14,800                556
  New Jersey Resources Corp.                         14,600                556
  Mentor Corp.                                       20,300                552
  USFreightways Corp.                                22,400                550
  Baldor Electric Co.                                29,500                549
  Florida Rock Industries, Inc.                      15,400                549
  Graco, Inc.                                        16,800                546
  Energen Corp.                                      25,000                545
- Progress Software Corp.                            30,400                545
- Noven Pharmaceuticals, Inc.                        18,100                544
- Systems & Computer
    Technology Corp.                                 27,000                540
- Alliant Techsystems, Inc.                           8,000                540
- Concord Communications, Inc.                       13,500                538
- Dura Pharmaceuticals, Inc.                         36,800                529
- Avant! Corp.                                       28,000                525
- Valence Technology                                 28,400                524
  Fair Issac & Co.                                   11,900                524
  Belden, Inc.                                       20,400                523
- FileNet Corp.                                      28,400                522
- eLoyalty Corp.                                     40,900                521
- Fossil, Inc.                                       26,800                521
  United Illuminating Co.                            11,900                521
  The South Financial Group, Inc.                    35,800                519

-------------------------------------------------------------------------------
                                                                        MARKET
TAX-MANAGED                                                             VALUE*
SMALL-CAP FUND                                       SHARES              (000)
-------------------------------------------------------------------------------
- Atwood Oceanics, Inc.                              11,600         $      516
- ESS Technology, Inc.                               35,300                512
  Texas Industries, Inc.                             17,600                508
  Cabot Oil & Gas Corp. Class A                      23,900                506
  Oshkosh Truck Corp.                                14,000                501
- Cost Plus, Inc.                                    17,400                499
- Southwest Bancorporation of
    Texas, Inc.                                      24,000                498
- Benchmark Electronics, Inc.                        13,600                497
- Pacific Sunwear of California                      26,400                495
- Dionex Corp.                                       18,500                495
- Atlantic Coast Airlines
    Holdings Inc.                                    15,500                492
- Tower Automotive, Inc.                             39,300                491
- Anchor Gaming                                      10,200                489
- MedImmune Inc.                                      6,570                486
  UniSource Energy Corp.                             32,400                486
- Simpson Manufacturing Co.                          10,100                483
  Justin Industries, Inc.                            22,000                481
  Kellwood Co.                                       22,700                480
  CH Energy Group, Inc.                              14,000                475
- General Semiconductor, Inc.                        32,000                472
- HS Resources Inc.                                  15,700                471
  Owens & Minor, Inc. Holding Co.                    27,400                471
  Northwest Natural Gas Co.                          21,000                470
- National Discount Brokers
    Group, Inc.                                      14,700                469
  Enhance Financial Services
    Group, Inc.                                      32,400                466
- Paxar Corp.                                        39,000                466
  Susquehanna Bancshares, Inc.                       32,670                466
- Landstar System                                     7,800                465
  Southwest Gas Corp.                                26,500                464
- NVR, Inc.                                           8,100                462
  UGI Corp. Holding Co.                              22,500                461
  Cohu, Inc.                                         17,100                461
  Datascope Corp.                                    12,800                461
  Atmos Energy Corp.                                 26,200                459
- Sonic Corp.                                        15,600                458
- MemberWorks, Inc.                                  13,500                454
  Werner Enterprises, Inc.                           39,100                452
- Biomatrix, Inc.                                    19,900                450
- Respironics, Inc.                                  25,000                450
- SpeedFam-IPEC, Inc.                                24,700                449
  Casey's General Stores                             43,250                449
  Northwestern Corp.                                 19,400                449
- Specialty Equipment Cos., Inc.                     16,500                448
  Cooper Cos., Inc.                                  12,300                447
  Reliance Steel & Aluminum Co.                      23,350                447
  Southwest Securities Group, Inc.                   11,900                443
- Alliance Pharmaceutical Corp.                      39,400                443
  JLG Industries, Inc.                               37,200                442
  Libbey, Inc.                                       13,700                440
  Hooper Holmes, Inc.                                54,900                439
- Pharmaceutical Product
    Development, Inc.                                20,800                437
  First Bancorp/Puerto Rico                          23,500                436
- SPS Technologies, Inc.                             10,600                435
  G & K Services, Inc.                               17,300                434
- Kirby Corp.                                        20,300                431
  ABM Industries                                     18,700                430
  Selective Insurance Group                          22,600                429
- PolyMedica Corp.                                    9,900                428
  Milacron Inc.                                      29,500                428
- Pinnacle Entertainment, Inc.                       22,000                428
  Fleming Cos., Inc.                                 32,700                427
  Analogic Corp.                                     10,600                424
  Regis Corp.                                        33,800                422
- Volt Information Sciences Inc.                     12,800                422
- Triarc Cos., Inc. Class A                          20,400                418
- F.Y.I. Inc.                                        12,400                418
- Heartland Express, Inc.                            25,000                417
- ADAC Laboratories                                  17,300                415
- Allen Telecom Inc.                                 23,400                414
- Advanced Tissue Sciences Inc.                      51,400                413
- Audiovox Corp.                                     18,700                413
- Ionics, Inc.                                       13,400                410
  Michael Foods Group, Inc.                          16,700                409
  St. Mary Land & Exploration Co.                     9,700                408
  Jefferies Group, Inc.                              20,200                408
  Clarcor Inc.                                       20,500                407
- Astec Industries, Inc.                             16,000                406
  Roadway Express Inc.                               17,300                405
  A.O. Smith Corp.                                   19,300                404
  Arch Chemicals, Inc.                               18,400                403
- Brightpoint, Inc.                                  46,200                400
  MascoTech Inc.                                     36,700                397
- MAXIMUS, Inc.                                      17,700                392
- American Freightways                               27,000                392
  Hughes Supply, Inc.                                19,800                391
- ShopKo Stores, Inc.                                25,000                384
  Fleetwood Enterprises, Inc.                        26,900                383
  Diagnostic Products Corp.                          11,900                381
  Valmont Industries, Inc.                           19,100                380
- Teledyne Technologies, Inc.                        22,600                379
- US Oncology, Inc.                                  75,700                378
- Orbital Sciences Corp.                             30,800                375
  Elcor Corp.                                        16,300                375
- Prime Hospitality Corp.                            39,700                375
  Hilb, Rogal and Hamilton Co.                       10,800                375
- Stein Mart, Inc.                                   36,300                372
  Geon Co.                                           20,100                372
  John H. Harland Co.                                24,800                370
- Electroglas, Inc.                                  17,200                370
  Circle International Group, Inc.                   14,700                369
- Performance Food Group Co.                         11,500                368
- Steel Dynamics, Inc.                               40,400                366
- Advance Paradigm, Inc.                             17,800                365
- Oceaneering International, Inc.                    19,200                365
- P-Com, Inc.                                        64,100                365
- Phoenix Technologies LTD.                          22,300                364
- ViaStat, Inc.                                       6,700                363
  AMCOL International Corp.                          22,000                363
- MedQuist, Inc.                                     10,683                363
- Imperial Bancorp                                   23,200                362
- Salton, Inc.                                        9,800                361
- Friede Goldman Halter, Inc.                        40,279                360
  Morgan Keegan, Inc.                                24,400                360
  ChemFirst Inc.                                     14,900                359
- Input/Output, Inc.                                 42,400                358
  SLI, Inc.                                          29,400                356
  MAF Bancorp, Inc.                                  19,600                356

-------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
                                                     SHARES              (000)
-------------------------------------------------------------------------------
  Wynn's International Inc.                          15,700         $      356
  Inter-Tel, Inc.                                    22,000                353
- NBTY, Inc.                                         55,300                353
  The Toro Co.                                       10,700                352
- Agribrands International, Inc.                      8,300                348
- The Dress Barn, Inc.                               15,700                347
  Wolverine World Wide, Inc.                         35,000                346
  MDC Holdings, Inc.                                 18,500                345
  Coca-Cola Bottling Co.                              7,500                341
  Pioneer Standard Electronics Inc.                  23,000                339
  Rollins Truck Leasing                              48,500                336
- Project Software &
    Development, Inc.                                18,600                335
  Russ Berrie and Co., Inc.                          17,100                329
- Conmed Corp.                                       12,700                329
- SCP Pool Corp.                                     13,950                328
  Commercial Metals Co.                              11,900                327
- Morrison Knudsen Corp.                             45,100                327
  Caraustar Industries, Inc.                         21,600                327
- CDI Corp.                                          16,000                326
- Organogenesis, Inc.                                28,300                324
- Sanmina Corp.                                       3,780                323
  Queens County Bancorp, Inc.                        17,400                321
- Symmetricom Inc.                                   12,700                321
- TALK.com, Inc.                                     55,000                320
- Fritz Cos., Inc.                                   30,800                318
- Peregrine Systems, Inc.                             9,150                317
- CUNO Inc.                                          13,700                317
- American Italian Pasta Co.                         15,300                317
- Nautica Enterprises, Inc.                          29,600                316
  Laclede Gas Co.                                    16,300                314
  Park Electrochemical Corp.                          8,700                314
- Yellow Corp.                                       21,200                313
  Anchor Bancorp Wisconsin Inc.                      20,400                312
- Cygnus Inc.                                        21,900                312
  Watsco, Inc.                                       24,900                311
- Ralcorp Holdings, Inc.                             25,100                307
- Hutchinson Technology, Inc.                        21,500                306
  Bowne & Co., Inc.                                  30,300                305
  The Marcus Corp.                                   25,000                303
  Provident Bankshares Corp.                         22,304                301
  Zenith National Insurance Corp.                    14,100                300
- HA-LO Industries, Inc.                             53,000                298
  R.L.I. Corp.                                        8,500                295
  Foster Wheeler Corp.                               34,000                293
  Riggs National Corp.                               23,200                293
  GenCorp, Inc.                                      36,300                290
- Quiksilver, Inc.                                   18,500                288
- Incyte Genomics, Inc.                               3,500                288
  Watts Industries Class A                           22,100                279
  WD-40 Co.                                          13,400                278
- Kronos, Inc.                                       10,685                278
  Applied Industrial Technology, Inc.                16,900                277
- MICROS Systems, Inc.                               14,900                277
- IHOP Corp.                                         16,500                276
  Regal-Beloit Corp.                                 17,200                274
- Nuevo Energy Co.                                   14,500                274
  Midas Inc.                                         13,600                272
  The Pep Boys
    (Manny, Moe & Jack)                              44,700                268
  AAR Corp.                                          22,200                266
- Immune Response                                    24,200                263
- Powerwave Technologies, Inc.                        5,900                260
  Chemed Corp.                                        9,200                259
  Cato Corp. Class A                                 22,300                259
- Ultratech Stepper, Inc.                            17,300                257
- Midway Games Inc.                                  31,900                257
  Ryland Group, Inc.                                 11,600                257
- Ryan's Family Steak Houses, Inc.                   29,700                251
  Barnes Group, Inc.                                 15,300                250
- Midwest Express Holdings, Inc.                     11,600                249
- Offshore Logistics, Inc.                           17,300                249
- Scott Technologies, Inc.                           14,400                247
  Arctic Cat, Inc.                                   20,500                243
- Avid Technology, Inc.                              20,200                242
  Winnebago Industries, Inc.                         18,400                240
- Telxon Corp.                                       13,400                240
  Standard Pacific Corp.                             23,800                238
  Universal Forest Products, Inc.                    17,200                236
- Gardner Denver Inc.                                13,200                236
  American States Water Co.                           7,900                235
- JAKKS Pacific, Inc.                                15,900                235
- Plains Resources                                   14,700                234
- Labor Ready, Inc.                                  35,150                233
  Fremont General Corp.                              58,600                231
  Thomas Industries, Inc.                            13,000                230
  Deltic Timber Corp.                                10,600                227
  Wabash National Corp.                              18,900                226
- Group 1 Automotive, Inc.                           18,600                223
  Trenwick Group Inc.                                15,300                223
- Theragenics Corp.                                  25,900                222
- General Communication, Inc.                        43,000                220
  Chiquita Brands International, Inc.                55,800                220
- Consolidated Products Inc.                         24,390                220
- Applica Inc.                                       19,400                219
  Lawson Products, Inc.                               8,900                219
- Pegasus Solutions Inc.                             20,100                219
  The Stride Rite Corp.                              35,500                217
- Esterline Technologies Corp.                       14,500                216
- Intermagnetics General Corp.                       11,300                214
  Gerber Scientific, Inc.                            18,600                214
  Phillips-Van Heusen Corp.                          22,400                213
  Robbins & Myers, Inc.                               9,300                212
  Omnova Solutions Inc.                              33,800                211
- Monaco Coach Corp.                                 15,500                211
  Kaman Corp. Class A                                19,700                211
  Thor Industries, Inc.                               9,900                208
  Brush Engineered Materials Inc.                    13,300                208
  Interpublic Group of Cos., Inc.                     4,806                207
- United Natural Foods, Inc.                         15,000                206
- Insurance Auto Auctions, Inc.                       9,700                205
  Pope & Talbot, Inc.                                12,800                205
  Aaron Rents, Inc. Class B                          16,300                205
  SCPIE Holdings Inc.                                 9,900                203
- PAREXEL International Corp.                        21,200                203
  Lindsay Manufacturing Co.                          10,300                202
  Sturm, Ruger & Co., Inc.                           22,700                201
- AVT Corp.                                          27,000                199
- Standard Microsystem                               12,900                198
- RTI International Metals                           17,300                197
  New England Business
    Service, Inc.                                    12,100                197

-------------------------------------------------------------------------------
                                                                        MARKET
TAX-MANAGED                                                             VALUE*
SMALL-CAP FUND                                       SHARES              (000)
-------------------------------------------------------------------------------
  Brown Shoe Company, Inc.                           15,000         $      195
- Checkpoint Systems, Inc.                           25,600                192
- Wolverine Tube, Inc.                               11,200                190
- URS Corp.                                          13,600                190
- Champion Enterprises, Inc.                         38,600                188
  Vital Signs, Inc.                                  10,100                183
  National Presto Industries, Inc.                    5,900                181
  CPI Corp.                                           8,500                180
  Landry's Seafood Restaurants, Inc.                 21,000                178
- Network Equipment
    Technologies, Inc.                               17,600                177
  Myers Industries, Inc.                             16,360                176
  Oshkosh B Gosh, Inc. Class A                       10,700                175
  Standex International Corp.                        11,000                175
- M.S. Carriers, Inc.                                 9,800                173
  Quanex Corp.                                       11,600                173
  Analysts International Corp.                       18,400                171
  Morrison Management
    Specialists, Inc.                                 6,000                169
  Fedders Corp.                                      29,000                169
  X-Rite Inc.                                        18,100                165
- TETRA Technologies, Inc.                           11,500                163
  Interface, Inc.                                    42,700                163
- Seitel, Inc.                                       20,000                162
- Arkansas Best Corp.                                16,300                162
  Schweitzer-Mauduit
    International, Inc.                              12,900                161
- Pediatrix Medical Group, Inc.                      13,800                160
  Cash America International Inc.                    21,100                156
  Cascade Natural Gas Corp.                           9,300                155
- McWorter Technologies Inc.                          7,900                154
- Billing Concepts Corp.                             34,500                153
- Mesa Air Group Inc.                                27,600                153
  Skyline Corp.                                       7,100                153
  Bangor Hydro-Electric Co.                           6,500                152
  Intermet Corp.                                     22,000                151
  Tenneco Automotive, Inc.                           28,700                151
- WetSeal, Inc. Class A                              11,300                148
- Centigram Communications                            5,800                148
- GC Cos.                                             6,600                148
  Luby's, Inc.                                       18,400                147
  Coachmen Industries, Inc.                          12,600                145
- Discount Auto Parts Inc.                           14,400                144
- Lydall, Inc.                                       13,500                143
- ePresence, Inc.                                    19,600                142
- Remington Oil & Gas Corp.                          18,900                142
- J & J Snack Foods Corp.                             7,900                141
  K-Swiss, Inc.                                       8,800                140
- BE Avionics Inc.                                   20,000                137
- Griffon Corp.                                      24,700                137
  Penford Corp.                                       6,300                135
- Cone Mills Corp.                                   21,800                135
- Material Sciences Corp.                            13,100                131
  Bassett Furniture Industries, Inc.                 10,300                130
- Osteotech, Inc.                                    12,300                129
  Southwestern Energy Co.                            20,500                128
- Flow International Corp.                           12,700                127
  Quaker Chemical Corp.                               7,300                127
- DAMARK International, Inc.                          5,800                125
  CKE Restaurants Inc.                               41,200                124
- Auspex Systems, Inc.                               24,700                122
  Harmon Industries, Inc.                             9,200                122
  Oxford Industries, Inc.                             6,700                121
- K2 Inc.                                            14,500                121
- Franklin Covey Co.                                 17,300                120
  Innovex, Inc.                                      11,900                116
  Simpson Industries, Inc.                           15,200                114
  Central Vermont Public
    Service Corp.                                    10,400                114
- Consolidated Graphics, Inc.                        12,000                113
- Itron, Inc.                                        13,300                110
- Panera Bread Co. Class A                           10,700                108
  Thomas Nelson, Inc.                                12,200                104
- Jo-Ann Stores, Inc. Class A                        14,700                103
  Butler Manufacturing Co.                            5,900                100
- Sunrise Medical, Inc.                              20,500                100
  A.M. Castle & Co.                                  12,000                100
  Nature's Sunshine Inc.                             14,100                 99
- Action Performance Cos., Inc.                      13,500                 98
- Building Materials Holding Corp.                   11,100                 98
  Birmingham Steel Corp.                             24,500                 95
- Davox Corp.                                         7,100                 92
  Titan International, Inc.                          17,000                 90
- SpaceLabs Medical, Inc.                             8,000                 90
  BMC Industries, Inc.                               22,000                 89
- Epicor Software Corp.                              35,700                 89
- Hologic, Inc.                                      13,100                 88
- Digi International, Inc.                           13,400                 87
- Bombay Co.                                         29,200                 86
- TBC Corp.                                          18,500                 86
  Republic Group Inc.                                 9,400                 85
- Royal Appliance
    Manufacturing Co.                                14,800                 84
  Lillian Vernon Corp.                                7,800                 82
- Exabyte Corp.                                      18,100                 81
  J. Baker, Inc.                                     13,800                 80
  Commonwealth Industries Inc.                       13,600                 80
- Komag, Inc.                                        44,300                 78
- Coeur D'Alene Mines Corp.                          31,700                 77
  Dimon Inc.                                         35,900                 76
  Oakwood Homes Corp.                                41,500                 75
  Nash-Finch Co.                                      9,000                 74
- Books-a-Million Inc.                               15,000                 69
  Guilford Mills, Inc.                               16,200                 69
- WHX Corp.                                          12,500                 69
- Great Plains Software, Inc.                         3,500                 69
- Cyrk International, Inc.                           13,600                 68
- Taco Cabana                                        10,100                 67
- A.T. Cross Co. Class A                             13,500                 67
  Standard Motor Products, Inc.                       7,800                 66
  Steel Technologies, Inc.                            9,300                 66
  Hancock Fabrics, Inc.                              15,300                 65
- E. Gottschalk & Co., Inc.                          10,300                 65
  Amcast Industrial Corp.                             7,200                 63
- Hartmarx Corp.                                     24,500                 63
  Angelica Corp.                                      7,700                 62
  Haggar Corp.                                        5,200                 61
- Goody's Family Clothing                            10,500                 58
- The Kroll-O'Gara Co.                                8,600                 58
  Insteel Industries, Inc.                            9,200                 57
- Ashworth, Inc.                                     12,500                 56
  Pillowtex Designs                                  12,800                 54

-------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
                                                     SHARES              (000)
-------------------------------------------------------------------------------
- Hanger Orthopedic Group, Inc.                      10,300         $       51
- Curative Health Services Inc.                       8,300                 50
- Ames Department Stores, Inc.                        6,100                 47
- Jan Bell Marketing Inc.                            19,700                 47
  Spartan Motors, Inc.                               11,000                 46
- Priority Healthcare Corp. Class A                     600                 45
- Read Rite Corp.                                    19,700                 44
  Nashua Corp.                                        4,800                 40
  E.W. Blanch Holdings, Inc.                          1,800                 37
- The Dixie Group, Inc.                               9,200                 36
- Saga Systems, Inc.                                  2,800                 35
  Green Mountain Power Corp.                          4,100                 34
- Swiss Army Brands, Inc.                             6,500                 33
- Laser Vision Centers, Inc.                          5,300                 33
- StaffMark, Inc.                                     4,300                 29
- THQ Inc.                                            2,300                 28
- Department 56 Inc.                                  2,300                 25
  Enesco Group, Inc.                                  5,100                 24
- Sola International Inc.                             4,600                 22
  Frozen Food Express Industries, Inc.                6,600                 20
  Apogee Enterprises, Inc.                            4,400                 16
- Carmike Cinemas, Inc. Class A                       3,400                 13
- Elan Corp.                                         25,900                 13
- Information Resources, Inc.                         3,200                 13
- The Gymboree Corp.                                  3,900                 12
- Sierra Health Services                              3,400                 11
  Huffy Corp.                                         2,200                  9
  IMCO Recycling, Inc.                                1,600                  9
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (COST $282,876)                                                      333,358
-------------------------------------------------------------------------------
                                                       FACE
                                                     AMOUNT
                                                      (000)
-------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.3%)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  6.71%, 7/3/2000--Note G
  (COST $992)                                          $992                992
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.4%)
  (COST $283,868)                                                      334,350
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
                                                                         (000)
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.4%)
-------------------------------------------------------------------------------
Other Assets--Note B                                                     3,843
Liabilities--Note G                                                     (5,260)
                                                                    -----------
                                                                        (1,417)
-------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $332,933
-------------------------------------------------------------------------------


* See Note A in Notes to Financial Statements.

- Non-income-producing security.

ADR--American Depositary Receipt.


-------------------------------------------------------------------------------
AT JUNE 30, 2000, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------
                                                                        AMOUNT
                                                                         (000)
-------------------------------------------------------------------------------
Paid in Capital                                                       $281,918
Undistributed Net Investment Income                                        673
Accumulated Net Realized Losses                                           (140)
Unrealized Appreciation--Note F                                         50,482
-------------------------------------------------------------------------------
NET ASSETS                                                            $332,933
===============================================================================

Investor Shares--Net Assets
Applicable to 21,296,675 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                           $288,816
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                       $13.56
===============================================================================

Institutional Shares--Net Assets
Applicable to 3,251,687 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $44,117
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                  $13.57
===============================================================================

-------------------------------------------------------------------------------
                                                                        MARKET
TAX-MANAGED                                                             VALUE*
INTERNATIONAL FUND                                   SHARES              (000)
-------------------------------------------------------------------------------
COMMON STOCKS (99.9%)
-------------------------------------------------------------------------------
AUSTRALIA (2.7%)
  Telstra Corp. Ltd.                                146,597         $      597
  News Corp. Ltd.                                    37,710                521
  News Corp. Ltd. Pfd.                               40,590                491
  National Australia Bank Ltd.                       29,332                491
  Commonwealth Bank of Australia                     25,411                422
  Broken Hill Proprietary Co. Ltd.                   31,538                374
  Westpac Banking Corp., Ltd.                        39,221                284
  AMP Ltd.                                           20,732                212
  Brambles Industries Ltd.                            3,471                107
  North Ltd.                                         41,820                 99
  Foster's Brewing Group Ltd.                        34,389                 97
  Westfield Trust (Units)                            43,548                 85
  WMC Ltd.                                           18,370                 82
  Rio Tinto Ltd.                                      4,869                 81
  Aristocrat Leisure Ltd.                            23,600                 80
  Woolworths Ltd.                                    21,461                 79
  Coles Myer Ltd.                                    20,183                 78
  Computershare Ltd.                                 12,953                 67
  Suncorp-Metway Ltd.                                11,316                 59
  Sons of Gwalia Ltd.                                17,600                 55
  CSR Ltd.                                           17,540                 49
  Stockland Trust Group Ltd.                         22,723                 48
  Australian Gas Light Co., Ltd.                      6,680                 40
  Amcor Ltd.                                         11,503                 40
  Mayne Nickless Ltd.                                19,097                 39
  Coca-Cola Amatil Ltd.                              19,553                 38
  CSL Ltd.                                            1,928                 38
  QBE Insurance Group Ltd.                            7,027                 34
  Normandy Mining Ltd.                               55,060                 30
  Tabcorp Holdings Ltd.                               5,226                 30
  Wesfarmers Ltd.                                     3,467                 28
  Orica Ltd.                                          5,770                 26
  Santos Ltd.                                         8,600                 26
  Erg Ltd.                                            3,262                 25
  British American Tobacco
    Australasia Ltd.                                  3,878                 24
  Southcorp Ltd.                                      8,084                 23
  Hardie (James) Industries Ltd.                      7,880                 21
  Cochlear Ltd.                                       1,144                 20
  Goodman Fielder Ltd.                               27,440                 20
  Transurban Group                                    8,389                 19
  Mirvac Group                                        8,111                 17
  Gandel Retail Trust                                25,531                 17
- Boral Ltd.                                         11,605                 15
  David Jones Ltd.                                   17,000                 13
  Delta Gold Ltd.                                    13,790                 10
  Pacific Dunlop Ltd.                                 9,500                  8
  M.I.M. Holdings Ltd.                               15,500                  8
- Paperlinx Ltd.                                      3,834                  7
  Westralian Sands Ltd.                               2,420                  7
  F.H. Faulding & Co., Ltd.                           1,190                  6
  Leighton Holdings Ltd.                              1,810                  6
- Newcrest Mining Ltd.                                2,160                  6
  Howard Smith Ltd.                                   1,260                  6
  Futuris Corp., Ltd.                                 3,905                  4
                                                                    -----------
                                                                         5,109
                                                                    -----------
AUSTRIA (0.2%)
  Bank Austria AG                                     2,217                108
  Oesterreichische
    Elektrizitaetswirtschafts AG
    Class A                                             586                 60
  BWT Best Water Technology AG                          100                 35
  Wienerberger Baustoffindustrie AG                   1,190                 27
  OMV AG                                                260                 23
  EA-Generali AG                                        130                 21
  Austria Tabak AG                                      550                 20
  VA Technologies AG                                    319                 17
  Bau Holding AG                                        300                 13
  Bau Holding AG Pfd.                                   300                 12
  Lenzing AG                                            200                 12
  Mayr-Melnhof Karton AG                                120                  6
  Flughafen Wien AG                                     140                  5
  Oesterreichische
    Brau-Beteiligungs AG                                120                  5
  RHI AG                                                210                  5
  Boehler-Uddeholm AG                                   110                  4
  Austrian Airlines AG                                  250                  4
                                                                    -----------
                                                                           377
                                                                    -----------
BELGIUM (0.7%)
  Fortis AG (B)                                      15,477                452
  Electrabel SA                                       1,095                272
  Groupe Bruxelles Lambert SA                           512                128
  Solvay SA                                           1,720                116
  UCB SA                                              3,126                115
  Delhaize-Le Lion SA                                 1,425                 86
  Colruyt NV                                            857                 36
  Barco NV                                              253                 28
  Bekaert NV                                            500                 26
  Union Miniere SA                                      680                 25
  D'Ieteren SA                                           90                 23
  Compagnie Maritime Belge
    SA (CMB)                                            340                 18
  Glaverbel SA                                          236                 18
  Suez Lyonnaise VVPR                                 1,000                  0
                                                                    -----------
                                                                         1,343
                                                                    -----------
DENMARK (0.8%)
  Tele Danmark A/S                                    4,033                273
  Novo Nordisk A/S B Shares                           1,424                243
  D/S 1912 B Shares                                      20                213
  D/S Svendborg B Shares                                 14                208
  Den Danske Bank A/S                                 1,326                160
  Vestas Wind Systems AS                              1,500                 55
  Danisco A/S                                         1,623                 54
- ISS A/S                                               652                 50
  Carlsberg A/S A Shares                              1,545                 46
  Group 4 Falck A/S                                     200                 32
  William Demant A/S                                  1,000                 30
  NKT Holding A/S                                       148                 25
- Navision Software A/S                                 400                 17
- East Asiatic Co. A/S                                1,000                 15
  Carlsberg A/S B Shares                                460                 14
  FLS Industries A/S B Shares                           899                 14
  SAS Danmark A/S                                       545                  5
  Radiometer A/S B Shares                               126                  4

-------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
                                                     SHARES              (000)
-------------------------------------------------------------------------------
  Bang & Olufsen Holding A/S B Shares                    96         $        3
- Topdanmark A/S                                        200                  3
                                                                    -----------
                                                                         1,464
                                                                    -----------
FINLAND (3.1%)
  Nokia Oyj                                          92,152              4,722
  Sonera Oyj                                         14,141                647
  UPM-Kymmene Oyj                                     5,070                126
  Tieto Corp. B Shares                                1,700                 57
  Sampo Insurance Co., Ltd. A Shares                    860                 35
  Kemira Oyj                                          7,040                 34
  Hartwall Oyj                                        1,640                 33
  Kesko Oyj                                           2,760                 28
  Metso Oyj                                           2,040                 25
  Kone Corp. Oyj B shares                               420                 25
  Pohjola Group Insurance Corp.
    B Shares                                            690                 24
  Outokumpu Oyj A Shares                              2,200                 21
  Rautaruuki Oyj                                      2,870                 14
  Instrumentarium Corp.                                 550                 13
  Metra Oyj A Shares                                    600                 12
  Amer Group Ltd.                                       370                 10
  Pohjola Group Insurance Corp.
    A Shares                                            200                  7
  Uponor Oyj                                            340                  6
  Raisio Group PLC                                    3,000                  6
  Stockmann AB Oyj B Shares                             370                  6
  Metra Oyj B Shares                                    270                  5
  Finnlines Oyj                                         190                  4
  Stockmann AB Oyj A Shares                             280                  4
                                                                    -----------
                                                                         5,864
                                                                    -----------
FRANCE (10.9%)
  France Telecom SA                                  19,422              2,726
  TotalFinaElf                                       14,059              2,164
  Alcatel                                            22,470              1,480
  AXA                                                 7,487              1,184
  L'Oreal SA                                          1,290              1,122
  Aventis SA                                         14,732              1,080
  Vivendi                                            11,234                996
  Carrefour SA                                       13,146                902
  BNP Paribas                                         8,820                852
  LVMH Moet Hennessy
    Louis Vuitton SA                                  1,878                778
  Sanofi-Synthelabo SA                               14,037                671
  Suez Lyonnaise des Eaux                             3,792                667
  Pinault-Printemps-Redoute SA                        2,263                505
  Societe Generale Class A                            7,956                480
  Bouygues SA                                           607                407
  Cap Gemini SA                                       2,270                401
  Canal Plus SA                                       2,346                396
  Groupe Danone                                       2,660                354
  Sagem SA                                              198                233
- Cie de St. Gobain SA                                1,682                228
  L'Air Liquide SA (Registered)                       1,663                218
  Schneider Electric SA                               2,965                207
  Dassault Systemes SA                                2,194                205
  Lagardere SCA                                       2,596                199
  PSA Peugeot Citroen SA                                832                168
  Lafarge SA                                          1,942                152
  Accor SA                                            3,658                151
  Etablissements Economiques du
    Casino Guichard-Perrachon SA                      1,475                137
  Thomson-CSF SA                                      2,992                118
  Sodexho Alliance SA                                   630                115
  Compagnie Generale des
    Etablissements Michelin SA
    B Shares                                          2,770                 89
  Valeo SA                                            1,489                 80
  Pernod Ricard SA                                    1,324                 72
  Essilor International SA                              215                 62
  Publicis SA                                           155                 61
  Sidel SA                                              751                 61
  Eridania Beghin-Say SA                                595                 58
  Usinor Sacilor SA                                   4,752                 58
  Pechiney SA A Shares                                1,312                 55
  Gecina                                                468                 50
  Club Mediterranee SA                                  346                 47
  Societe BIC SA                                        903                 44
  Coflexip SA                                           326                 40
- Imerys                                                260                 30
  Cie Francaise d'Etudes et de
    Construction SA                                     220                 27
  Simco SA                                              350                 26
  Groupe GTM                                            230                 22
  Zodiac SA                                             100                 20
  Chargeurs SA                                          343                 20
  Etablissements Economiques du
    Casino Guichard-Perrachon
    SA Pfd.                                             274                 17
  Cie Parisienne de Reescompte SA                       440                 16
  Groupe SEB SA                                         186                 11
  Nord-Est SA                                           400                 10
                                                                    -----------
                                                                        20,272
                                                                    -----------
GERMANY (8.6%)
  Deutsche Telekom AG                                57,313              3,285
  Siemens AG                                         11,231              1,701
  Allianz AG                                          4,598              1,659
  Muenchener Rueckversicherungs-
    Gesellschaft AG (Registered)                      3,301              1,041
  DaimlerChrysler AG                                 18,950                992
  Deutsche Bank AG                                   11,550                954
  Bayer AG                                           13,410                526
  Bayerische Hypo-und
    Vereinsbank AG                                    7,963                516
  SAP AG                                              3,426                514
  SAP AG Pfd.                                         2,475                460
  BASF AG                                            11,356                458
- E.On AG                                             9,154                443
  Dresdner Bank AG                                    9,942                411
  RWE AG                                              8,963                305
  E.On AG Fractions                                   5,133                248
  Volkswagen AG Pfd.                                  9,674                228
  Volkswagen AG                                       5,061                193
  Schering AG                                         3,417                188
  Metro AG Pfd.                                       7,474                175
  Deutsche Lufthansa AG New                           7,021                163
  Thyssen Krupp AG                                    9,062                148
  Fresenius Medical Care AG                           1,700                136
  Beiersdorf AG                                       1,497                126
  EM.TV & Merchandising AG                            2,100                124



                                       27
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                                                                        MARKET
TAX-MANAGED                                                             VALUE*
INTERNATIONAL FUND                                   SHARES              (000)
-------------------------------------------------------------------------------
  Preussag AG                                         3,111         $      101
  WCM Beteiligungs-und
    Grundbesitz AG                                    4,250                 99
  Merck KGaA                                          3,137                 96
  Linde AG                                            1,837                 74
  Heidelberger Zement AG                              1,029                 64
  Man AG                                              1,739                 53
  Karstadt Quelle AG                                  1,931                 51
  Hochtief AG                                         1,500                 45
  Adidas-Salomon AG                                     750                 42
  Kamps AG                                            1,200                 39
  Continental AG                                      2,255                 38
  Gehe AG                                             1,150                 37
  RWE AG Pfd.                                         1,238                 34
- SGL Carbon AG                                         416                 28
  Douglas Holding AG                                    654                 19
  Buderus AG                                          1,223                 19
  Dyckerhoff AG Pfd.                                    648                 16
  Man AG Pfd.                                           610                 13
  Escada AG                                             100                 12
- Brau und Brunnen AG                                   250                 11
  Rheinmetall AG                                        900                 11
  Escada AG Pfd.                                        100                 10
  Rheinmetall AG Pfd.                                 1,050                 10
  Holsten-Brauerei AG                                   550                 10
  IWKA AG                                               550                  9
- Kloeckner-Humbolt-Deutz AG                          1,700                  8
  Fag Kugelfischer Georg
    Schaefer AG                                         506                  4
  AGIV AG                                               246                  3
  Bilfinger & Berger Bau AG                             220                  3
- Holsten-Brauerei AG Rights
    Exp. 7/12/2000                                      550                  1
                                                                    -----------
                                                                        15,954
                                                                    -----------
HONG KONG (2.1%)
  Hutchison Whampoa Ltd.                             80,000              1,006
  Cable & Wireless Ltd.                             234,400                516
  Sun Hung Kai Properties Ltd.                       48,000                345
  Hang Seng Bank Ltd.                                36,200                344
- Pacific Century Cyberworks Ltd.                   102,000                202
  CLP Holdings Ltd.                                  39,500                184
  Johnson Electric Holdings Ltd.                     18,000                170
  Swire Pacific Ltd. A Shares                        28,500                167
  Li & Fung Ltd.                                     24,000                120
  Cathay Pacific Airways Ltd.                        61,000                113
  Henderson Land Development
    Co. Ltd.                                         24,000                106
  Hong Kong & China Gas Co., Ltd.                    94,600                106
  Wharf Holdings Ltd.                                42,000                 75
  Bank of East Asia Ltd.                             30,600                 71
  Shangri-La Asia Ltd.                               48,078                 57
  Television Broadcasts Ltd.                          8,000                 53
  New World Development Co., Ltd.                    39,000                 44
  Hysan Development Co., Ltd.                        33,000                 35
  Hang Lung Development Co., Ltd.                    41,000                 32
  ASM Pacific Technology Ltd.                         8,000                 30
  South China Morning Post Ltd.                      24,000                 19
  Esprit Holdings Ltd.                               16,000                 17
- QPL International Holdings Ltd.                    11,000                 16
  Varitronix International Ltd.                       7,000                 12
  Giordano International Ltd.                         6,000                  9
  Hong Kong and Shanghai
    Hotels Ltd.                                       8,000                  5
- Oriental Press Group Ltd.                          30,000                  5
  Hopewell Holdings Ltd.                              8,000                  3
                                                                    -----------
                                                                         3,862
                                                                    -----------
IRELAND (0.3%)
  Allied Irish Banks PLC                             20,020                180
  CRH PLC                                             8,320                151
  Irish Life & Permanent PLC                         11,160                 94
- Ryanair Holdings PLC                                8,240                 60
  Kerry Group PLC A Shares                            3,709                 49
  Jefferson Smurfit Group PLC                        19,710                 34
  Independent News & Media PLC                        7,040                 26
  Greencore Group PLC                                 6,617                 18
- Tullow Oil PLC                                     10,000                  8
  DCC PLC                                               780                  7
  Irish Continental Group PLC                           900                  7
  Waterford Wedgewood PLC                             5,700                  6
  Jurys Hotel Group PLC                                 690                  4
  Fyffes PLC                                          2,770                  3
                                                                    -----------
                                                                           647
                                                                    -----------
ITALY (4.4%)
  Telecom Italia Mobile SpA                         126,234              1,295
  Telecom Italia SpA                                 71,747                990
  Ente Nazionale Idrocarburi SpA                    154,389                895
  Assicurazioni Generali SpA                         24,876                856
  Enel SpA                                          141,272                628
  San Paolo-IMI SpA                                  30,600                545
  Banco Intesa SpA                                  113,279                463
- Olivetti SpA                                       95,500                349
  Mediaset SpA                                       22,300                342
  Fiat SpA                                            6,590                172
  Telecom Italia Mobile SpA Risp.                    33,600                170
  Riunione Adriatica di Sicurta SpA                  14,820                163
  Banca di Roma SpA                                 119,600                147
  Pirelli SpA                                        47,090                124
  Telecom Italia SpA Risp.                           18,000                120
  Bulgari SpA                                         6,500                 87
  Benetton Group SpA                                 37,500                 79
  Banco Popolare di Milano SpA                        9,700                 70
  Parmalat Finanziaria SpA                           48,700                 69
  Autogrill SpA                                       6,100                 65
- Alitalia SpA                                       29,800                 62
  Italgas SpA                                        13,500                 60
  Mondadori (Arnoldo) Editore SpA                     2,500                 57
- La Rinascente SpA                                   8,410                 48
  Magneti Marelli SpA                                 9,000                 47
  Fiat SpA Pfd.                                       2,750                 45
  Fiat SpA Risp.                                      2,670                 37
  SNIA BPD SpA                                       34,900                 35
  Italcementi SpA                                     3,744                 35
  Danieli & Co. SpA                                   5,900                 27
  Danieli & Co. SpA Risp.                            12,000                 27
  Societa Assicuratrice
    Industriale SpA                                   1,525                 27
  Impregilo SpA                                      35,000                 20
  Societa Assicuratrice
    Industriale SpA Risp.                             2,475                 19
  Italcementi SpA Risp.                               5,200                 18



                                       28
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                                                                        MARKET
                                                                        VALUE*
                                                     SHARES              (000)
-------------------------------------------------------------------------------
  Reno De Medici SpA                                  6,900         $       14
  Marzotto & Figli SpA Risp.                          1,250                 11
  Sirti SpA                                           5,400                  9
  Cementir SpA                                        5,100                  8
  Marzotto & Figli SpA                                  800                  7
  Pirelli SpA Risp.                                   2,900                  6
- La Rinascente SpA Risp.                             1,500                  5
                                                                    -----------
                                                                         8,253
                                                                    -----------
JAPAN (26.9%)
  Toyota Motor Corp.                                 71,000              3,241
  Nippon Telegraph and
    Telephone Corp.                                     241              3,212
  Sony Corp.                                         16,700              1,563
  Fujitsu Ltd.                                       37,000              1,283
  Takeda Chemical Industries Ltd.                    17,000              1,118
  The Bank of Tokyo - Mitsubishi Ltd.                89,000              1,078
  Matsushita Electric Industrial
    Co., Ltd.                                        39,000              1,014
  NEC Corp.                                          31,000                976
  Nomura Securities Co., Ltd.                        38,000                932
  Hitachi Ltd.                                       63,000                911
  Softbank Corp.                                      6,200                844
  Canon, Inc.                                        16,000                798
  Sumitomo Bank Ltd.                                 60,000                737
  Murata Manufacturing Co., Ltd.                      5,000                719
  Toshiba Corp.                                      61,000                690
  Honda Motor Co., Ltd.                              19,000                648
  Rohm Co., Ltd.                                      2,200                645
  Tokyo Electric Power Co.                           26,200                640
  Kyocera Corp.                                       3,600                612
  Sakura Bank Ltd.                                   77,000                533
  Fuji Bank Ltd.                                     66,000                503
  Ito-Yokado Co., Ltd.                                8,000                482
  Nintendo Co.                                        2,700                473
  Fanuc Co., Ltd.                                     4,500                459
  East Japan Railway Co.                                 76                442
- Nissan Motor Co., Ltd.                             74,000                437
  Mitsubishi Electric Corp.                          40,000                434
  Advantest Corp.                                     1,900                425
  Denso Corp.                                        17,000                415
  Tokyo Electron Ltd.                                 3,000                412
  Fuji Photo Film Co., Ltd.                          10,000                410
  Shin-Etsu Chemical Co., Ltd.                        8,000                407
  Kao Corp.                                          13,000                398
  Industrial Bank of Japan Ltd.                      52,000                395
  Yamanouchi Pharmaceuticals
    Co., Ltd.                                         7,000                383
  Sharp Corp.                                        21,000                372
  Takefuji Corp.                                      3,000                363
  Kansai Electric Power Co., Inc.                    19,600                352
  Daiwa Securities Group Inc.                        26,000                344
  Bridgestone Corp.                                  16,000                340
  Tokio Marine & Fire Insurance Co.                  29,000                335
  Japan Tobacco, Inc.                                    38                334
  Sanyo Electric Co., Ltd.                           36,000                325
  Mitsubishi Estate Co., Ltd.                        26,000                307
  Secom Co., Ltd.                                     4,000                293
  Nippon Steel Corp.                                135,000                285
  Mitsubishi Heavy Industries Ltd.                   64,000                284
  Mitsubishi Corp.                                   30,000                272
  Nikon Corp.                                         7,000                260
  Furukawa Electric Co.                              12,000                251
  Taisho Pharmaceutical Co.                           7,000                251
  Central Japan Railway Co.                              44                250
  Kirin Brewery Co., Ltd.                            20,000                250
  Dai-Nippon Printing Co., Ltd.                      14,000                247
  Asahi Glass Co., Ltd.                              22,000                246
  Mitsui & Co., Ltd.                                 32,000                245
  SMC Corp.                                           1,300                245
  Sumitomo Electric Industries Ltd.                  14,000                241
  Sumitomo Corp.                                     21,000                237
  Asahi Bank Ltd.                                    56,000                236
  Yamato Transport Co., Ltd.                          9,000                224
  Tokai Bank Ltd.                                    45,000                222
  Oriental Land Co.,Ltd.                              2,000                205
  Sankyo Co., Ltd.                                    9,000                204
  Mitsubishi Trust & Banking Corp.                   26,000                202
  Eisai Co., Ltd.                                     6,000                193
  Sumitomo Chemical Co.                              32,000                193
  Asahi Chemical Industry Co., Ltd.                  26,000                184
  Promise Co.,Ltd.                                    2,300                182
  Hoya Corp.                                          2,000                180
  Nidec Corp.                                         2,000                174
  Tohoku Electric Power Co.                          12,300                166
  Mitsui Fudosan Co., Ltd.                           15,000                163
  Hirose Electric Co., Ltd.                           1,000                156
  Mitsubishi Chemical Corp.                          38,000                156
  Pioneer Corporation                                 4,000                156
  Ajinomoto Co., Inc.                                12,000                154
  Daiichi Pharmaceutical Co., Ltd.                    6,000                153
  Tokyo Gas Co., Ltd.                                54,000                152
  Trans Cosmos, Inc.                                  1,000                150
  Toppan Printing Co., Ltd.                          14,000                148
  OJI Paper Co., Ltd.                                21,000                145
  Shizuoka Bank Ltd.                                 17,000                145
- Itochu Corp.                                       28,000                142
  Benesse Corp.                                       2,000                139
  Konami Co., Ltd.                                    2,200                139
  Omron Corp.                                         5,000                136
  Terumo Corp.                                        4,000                136
  Osaka Gas Co., Ltd.                                47,000                135
  Komatsu Ltd.                                       19,000                134
  Marui Co., Ltd.                                     7,000                134
  Asahi Breweries Ltd.                               11,000                132
  Tokyo Broadcasting System, Inc.                     3,000                130
  Japan Air Lines Co., Ltd.                          33,000                126
  Taiyo Yuden Co., Ltd.                               2,000                126
  Nippon Mitsubishi Oil Corp.                        27,000                124
  Shiseido Co., Ltd.                                  8,000                124
  Nippon Paper Industries Co.                        18,000                123
  Kinki Nippon Railway Co.                           30,000                122
  Sekisui House Ltd.                                 13,000                121
  Nippon Express Co., Ltd.                           19,000                117
  Shimamura Co., Ltd.                                 1,000                117
  Daikin Industries Ltd.                              5,000                116
  Nitto Denko Corp.                                   3,000                116
  Jusco Co., Ltd.                                     6,000                114
  Shionogi & Co., Ltd.                                6,000                114
  Nippon Sheet Glass Co., Ltd.                        8,000                111
  Nippon Yusen Kabushiki
    Kaisha Co.                                       23,000                111



                                       29
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                                                                        MARKET
TAX-MANAGED                                                             VALUE*
INTERNATIONAL FUND                                   SHARES              (000)
-------------------------------------------------------------------------------
  Tokyu Corp.                                        22,000         $      109
  Toray Industries, Inc.                             26,000                106
  Bank of Yokohama Ltd.                              23,000                103
  Kubota Corp.                                       28,000                102
- Marubeni Corp.                                     29,000                100
  Takara Shuzo Co.                                    4,000                100
  NGK Insulators Ltd.                                 8,000                 99
  Chugai Pharmaceutical Co., Ltd.                     5,000                 95
  Daiwa Bank, Ltd.                                   36,000                 94
  Mitsubishi Materials Corp.                         23,000                 94
  Kawasaki Steel Corp.                               63,000                 91
  Uni-Charm Corp.                                     1,500                 91
  Olympus Optical Co., Ltd.                           5,000                 90
  Bank of Fukuoka, Ltd.                              13,000                 89
  Gunma Bank Ltd.                                    17,000                 88
  NSK Ltd.                                           10,000                 88
  Minebea Co., Ltd.                                   7,000                 88
  Teijin Ltd.                                        18,000                 88
  Daiwa House Industry Co., Ltd.                     11,000                 80
  Kuraray Co., Ltd.                                   7,000                 80
  The Chuo Mitsui Trust and
    Banking Co., Ltd.                                18,100                 79
  Skylark Co., Ltd.                                   2,000                 79
  NGK Spark Plug Co.                                  5,000                 78
  Sumitomo Marine & Fire
    Insurance Co.                                    13,000                 76
  Toyo Seikan Kaisha Ltd.                             4,000                 75
  Alps Electric Co., Ltd.                             4,000                 74
  Nippon Meat Packers, Inc.                           5,000                 73
  77 Bank Ltd.                                        9,000                 72
  Ohbayashi Corp.                                    16,000                 71
  Joyo Bank Ltd.                                     18,000                 69
  Kyowa Hakko Kogyo Co.                               7,000                 69
  Ebara Corp.                                         5,000                 68
  Mitsui Mining & Smelting Co., Ltd.                  9,000                 68
  Toho Co., Ltd.                                        400                 68
  Kaneka Corp.                                        6,000                 66
  Kurita Water Industries Ltd.                        3,000                 66
  Tostem Corp.                                        4,000                 65
  Kajima Corp.                                       20,000                 64
  Nissin Food Products Co., Ltd.                      2,500                 64
  Shimano, Inc.                                       2,600                 63
  Mitsui Marine & Fire Insurance Co.                 13,000                 63
  Dai-Nippon Ink & Chemicals, Inc.                   13,000                 61
  Isetan Co.                                          5,000                 61
  Nisshin Flour Milling Co., Ltd.                     6,000                 60
  Yokogawa Electric Corp.                             6,000                 60
  Fuji Soft ABC Inc.                                  1,000                 59
  Citizen Watch Co., Ltd.                             6,000                 58
  Takashimaya Co.                                     6,000                 56
  Toyo Information Systems Co., Ltd.                  1,000                 56
  Tosoh Corp.                                        11,000                 56
  Ube Industries Ltd.                                18,000                 56
- Kawasaki Heavy Industries Ltd.                     36,000                 55
  Uny Co., Ltd.                                       4,000                 55
  Onward Kashiyama Co., Ltd.                          4,000                 54
  Toto Ltd.                                           7,000                 54
- Daiei, Inc.                                        14,000                 53
  Fuji Machine Manufacturing
    Co., Ltd.                                         1,000                 53
  Meiji Seika Kaisha Ltd.                             8,000                 53
  Sanrio Co., Ltd.                                    2,000                 53
- Sumitomo Metal Industries Ltd.                     76,000                 52
  Sumitomo Metal Mining Co.                          11,000                 52
  Amada Co., Ltd.                                     6,000                 51
  Yamazaki Baking Co., Ltd.                           5,000                 49
  House Foods Industry Corp.                          3,000                 47
  Sekisui Chemical Co.                               12,000                 46
  Casio Computer Co.                                  4,000                 45
  Daito Trust Construction Co., Ltd.                  2,700                 45
  Showa Shell Sekiyu K.K.                             9,000                 45
  Yamaha Corp.                                        4,000                 44
  CSK Corp.                                           1,400                 43
  Konica Corp.                                        5,000                 43
  Nippon Comsys Corp.                                 2,000                 43
  Sumitomo Osaka Cement Co., Ltd.                     7,000                 42
  Asatsu-DK Inc.                                      1,000                 41
- Ishikawajima-Harima Heavy
    Industries Co.                                   22,000                 40
  Meitec Corp.                                        1,000                 40
  Shimizu Corp.                                      14,000                 40
  Yakult Honsha Co., Ltd.                             3,000                 40
  NTN Corp.                                           9,000                 39
- Dai-Nippon Screen
    Manufacturing Co., Ltd.                           4,000                 38
  Kinden Corp.                                        6,000                 38
  Toda Corp.                                          8,000                 38
  Mitsubishi Gas Chemical Co.                        11,000                 37
  Denki Kagaku Kogyo K.K.                             8,000                 36
  Namco Ltd.                                          1,000                 36
  Toyobo Ltd.                                        18,000                 36
- Kanebo Ltd.                                        11,000                 34
- Seiyu Ltd.                                          8,000                 34
  Autobacs Seven Co., Ltd.                            1,000                 33
  Daifuku Co., Ltd.                                   3,000                 33
  Fujikura Ltd.                                       5,000                 33
  Kokuyo Co., Ltd.                                    2,000                 33
  Nippon Shokubai K.K.                                5,000                 32
  Kamigumi Co., Ltd.                                  6,000                 32
  Nisshinbo Industries, Inc.                          6,000                 32
  Tobu Railway Co., Ltd.                             11,000                 32
  INAX Corp.                                          5,000                 31
  Kikkoman Corp.                                      4,000                 31
  Mitsubishi Rayon Co., Ltd.                         10,000                 31
- Mitsukoshi Ltd.                                     7,000                 31
  Mori Seiki Co.                                      2,000                 31
  Taiheiyo Cement Corp.                              15,000                 31
  Wacoal Corp.                                        3,000                 31
  Keihin Electric Express Railway
    Co., Ltd.                                         8,000                 30
  Sumitomo Heavy Industries Ltd.                      9,000                 30
  Makita Corp.                                        3,000                 29
  Kawasaki Kisen Kaisha Ltd.                         14,000                 28
- Sega Enterprises Ltd.                               1,800                 28
  Meiji Milk Products Co., Ltd.                       5,000                 27
  Mitsubishi Logistics Corp.                          3,000                 27
  Snow Brand Milk Products Co.                        5,000                 27
- Hokuriku Bank Ltd.                                 11,000                 26
  Koyo Seiko Co., Ltd.                                3,000                 26
- Japan Energy Corp.                                 24,000                 26



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                                                                        MARKET
                                                                        VALUE*
                                                     SHARES              (000)
-------------------------------------------------------------------------------
  Katokichi Co., Ltd.                                 1,000         $       25
- Mitsui Engineering &
    Shipbuilding Co., Ltd.                           26,000                 25
  Okumura Corp.                                       7,000                 25
  Sapparo Breweries Ltd.                              6,000                 25
- Showa Denko K.K.                                   17,000                 25
  Cosmo Oil Co., Ltd.                                13,000                 24
- Hitachi Zosen Corp.                                26,000                 24
  Taisei Corp.                                       14,000                 22
- Ashikaga Bank Ltd.                                 10,000                 21
  Hankyu Department Stores, Inc.                      4,000                 21
  Shimachu Co.                                        1,000                 21
  Kyowa Exeo Corp.                                    2,000                 20
  Nippon Shinpan Co.                                  8,000                 20
  Sumitomo Forestry Co.                               3,000                 20
  Tsubakimoto Chain Co.                               4,000                 20
  Daicel Chemical Industries Ltd.                     6,000                 19
  Komori Corp.                                        1,000                 18
  Nichiei Co., Ltd.                                   1,100                 18
  Mycal Corp.                                         5,000                 17
  Nishimatsu Construction Co.                         4,000                 16
  Sanden Corp.                                        2,000                 16
  Sho-Bond Corp.                                      1,000                 15
  Toei Co.                                            2,000                 15
  Aoyama Trading Co., Ltd.                            1,000                 14
  Nitto Boseki Co., Ltd.                              8,000                 14
  Oyo Corp.                                           1,000                 14
- Unitika Ltd.                                       15,000                 12
  Amano Corp.                                         1,000                 11
- Fujita Corp.                                       20,000                 10
  Makino Milling Machine Co.                          1,000                 10
  Toa Corp.                                           8,000                 10
- Haseko Corp.                                       23,000                  9
  Nichirei Corp.                                      2,000                  9
  Takuma Co., Ltd.                                    1,000                  9
  Tokyo Style Co.                                     1,000                  9
  Gunze Ltd.                                          2,000                  8
  JGC Corp.                                           2,000                  8
  Kaken Pharmaceutical Co.                            1,000                  8
  Daimaru, Inc.                                       2,000                  7
  Daiwa Kosho Lease Co., Ltd.                         2,000                  7
- Japan Steel Works Ltd.                              5,000                  7
  Mitsubishi Paper Mills Ltd.                         3,000                  7
  Teikoku Oil Co., Ltd.                               2,000                  7
  Brother Industries Ltd.                             2,000                  6
  Iwatani International Corp.                         3,000                  6
  Kureha Chemical Industry Co.                        2,000                  6
  NOF Corp.                                           2,000                  6
  Nippon Suisan Kaisha Ltd.                           3,000                  6
  Noritake Co., Ltd.                                  1,000                  6
- Renown, Inc.                                        4,000                  6
  Tokyo Tatemono Co., Ltd.                            3,000                  6
- Daikyo, Inc.                                        2,000                  5
- Ishihara Sangyo Kaisha Ltd.                         3,000                  5
- Tokyo Dome Corp.                                    1,000                  5
  Maeda Road Construction Co., Ltd.                   1,000                  5
  Penta-Ocean Construction Co.                        3,000                  5
  Seino Transportation Co., Ltd.                      1,000                  5
- Kumagai Gumi Co., Ltd.                              6,000                  4
  Mitsui Soko Co., Ltd.                               2,000                  4
  Nippon Light Metal Co.                              4,000                  4
  Nippon Sharyo Ltd.                                  2,000                  4
  Okuma Corp.                                         1,000                  4
  Takara Standard Co.                                 1,000                  4
  Tokyotokeiba Co.                                    3,000                  4
- Arabian Oil Co., Ltd.                               1,000                  3
- Chiyoda Corp.                                       3,000                  3
  Sanwa Shutter Corp.                                 1,000                  3
                                                                    -----------
                                                                        50,110
                                                                    -----------
NETHERLANDS (6.0%)
  Royal Dutch Petroleum Co.                          40,527              2,529
  ING Groep NV                                       19,084              1,295
  Koninklijke (Royal) Philips
    Electronics NV                                   25,606              1,213
  STMicroelectronics NV                              16,434              1,040
  Aegon NV                                           25,222                901
  Koninklijke KPN NV                                 18,100                813
  ABN-AMRO Holding NV                                28,708                706
  Unilever NV                                        10,906                502
  Koninklijke Ahold NV                               14,022                414
  Heineken NV                                         5,864                358
- ASM Lithography Holdings NV                         8,073                348
  Akzo Nobel NV                                       5,593                239
  TNT Post Group NV                                   8,792                238
  Elsevier NV                                        13,167                160
  Wolters Kluwer NV                                   5,320                142
  Getronics NV                                        6,075                 94
  Hagemeyer NV                                        1,898                 53
  Buhrmann NV                                         1,610                 46
  Vedior NV                                           2,240                 28
  Oce NV                                              1,690                 28
  KLM Royal Dutch Airlines NV                         1,000                 27
  IHC Caland NV                                         460                 22
  Koninklijke Vopak NV                                  901                 20
  Hollandsche Beton Groep NV                          1,000                 12
- Baan Co. NV                                         3,119                  9
  Nedlloyd Groep NV                                     210                  4
  Stork NV                                              240                  3
                                                                    -----------
                                                                        11,244
                                                                    -----------
NEW ZEALAND (0.2%)
  Telecom Corp. of New Zealand Ltd.                  37,470                131
  Lion Nathan Ltd.                                   17,160                 38
  Fletcher Challenge Ltd. Paper                      32,200                 37
  Carter Holt Harvey Ltd.                            40,830                 36
  The Warehouse Group Ltd.                            8,585                 21
  Contact Energy Ltd.                                13,831                 19
  Auckland International Airport Ltd.                13,991                 17
  Fletcher Challenge Ltd. Energy                      2,060                  7
  Fisher & Paykel Industries Ltd.                     1,890                  6
  Brierley Investments Ltd.                          27,700                  4
- Fletcher Challenge Ltd. Forest                     12,410                  4
  Fletcher Challenge Ltd. Building                    4,020                  4
                                                                    -----------
                                                                           324
                                                                    -----------
NORWAY (0.4%)
  Norsk Hydro ASA                                     4,620                195
  Christiania Bank Og
    Kreditkasse ASA                                  17,240                 93
  DNB Holding ASA                                    15,860                 66
  Orkla ASA                                           3,170                 60
  Smedvig ASA B Shares                                2,449                 40
  Tomra Systems ASA                                   1,500                 40

-------------------------------------------------------------------------------
                                                                        MARKET
TAX-MANAGED                                                             VALUE*
INTERNATIONAL FUND                                   SHARES              (000)
-------------------------------------------------------------------------------
  Bergesen D.Y. ASA B Shares                          1,920         $       37
  Bergesen D.Y. ASA A Shares                          1,540                 32
  Storebrand ASA                                      4,300                 31
- Petro Geo-Services ASA                              1,700                 29
  Schibsted ASA                                       1,030                 19
- Merkantildata ASA                                   2,640                 14
- Lief Hoegh & Co. ASA                                1,410                 13
- Unitor ASA                                          1,600                 12
  Hafslund ASA A Shares                               1,900                  9
  Hafslund ASA B Shares                               2,800                  9
  Smedvig ASA A Shares                                  460                  8
  Elkem ASA                                             360                  7
  Norske Skogindustrier ASA
    B Shares                                            300                  7
- Kvaerner ASA B Shares                                 700                  6
  Norske Skogindustrier ASA
    A Shares                                            200                  6
  SAS Norge ASA B Shares                                630                  5
- Kvaerner ASA                                          330                  3
                                                                    -----------
                                                                           741
                                                                    -----------
PORTUGAL (0.5%)
  Electricidade de Portugal SA                       11,818                215
  Portugal Telecom SA (Registered)                   18,919                213
  Banco Comercial Portugues SA                       22,645                118
  Banco Espirito Santo SA                             2,620                 65
  Sonae SGPS SA                                      30,500                 54
  Brisa-Auto Estradas de
    Portugal SA                                       5,731                 50
  Cimpor-Cimento de Portugal SA                       2,517                 48
  Jeronimo Martins & Filho,
    SGPS, SA                                          2,248                 37
  CIN Corporacao Industrial                           3,200                 18
- Efacec-Empresa Fabrilde
    Maquinas Electricas SA                            1,700                 11
  Corticeira Amorin SA                                1,100                 10
- Sociedade Construcoes Soares
    da Costa SA                                       3,200                  9
  Inapa-Investimentos
    Participacoes e Gestao SA                         1,320                  8
- Sonae SGPS SA Rights
    Exp. 7/19/2000                                    7,625                  7
  Companhia de Seguros
    Tranquilidade                                       190                  6
  Portucel Industrial-Empresa
    Productora de Cellulosa SA                          850                  5
                                                                    -----------
                                                                           874
                                                                    -----------
SINGAPORE (1.0%)
  DBS Group Holdings Ltd.                            24,978                321
- Chartered Semiconductor
    Manufacturing Ltd.                               23,000                201
  Singapore Airlines Ltd.                            20,000                198
  Singapore Telecommunications
    Ltd.                                            124,900                183
  Oversea-Chinese Banking
    Corp., Ltd.                                      24,650                170
  United Overseas Bank Ltd.                          18,504                121
  Singapore Press Holdings Ltd.                       6,000                 94
  Singapore Technologies
    Engineering Ltd.                                 60,000                 88
  Natsteel Electronics Ltd.                          17,000                 52
  Venture Manufacturing
    (Singapore) Ltd.                                  5,000                 51
  City Developments Ltd.                             12,000                 47
  Creative Technology Ltd.                            1,650                 40
  First Capital Corp., Ltd.                          37,000                 35
  Cycle & Carriage Ltd.                              11,000                 26
  Parkway Holdings Ltd.                              10,000                 26
  Sembcorp Industries Ltd.                           21,000                 23
  Fraser & Neave Ltd.                                 6,000                 21
  Hotel Properties Ltd.                              24,000                 21
  Omni Industries Ltd.                               12,000                 20
  United Industrial Corp., Ltd.                      43,000                 20
  Wing Tai Holdings Ltd.                             25,000                 18
  Keppel Corp., Ltd.                                  6,000                 13
- Neptune Orient Lines Ltd.                          14,000                 13
  Singapore Computer Systems Ltd.                     6,000                 13
  Comfort Group Ltd.                                 21,000                 10
  Haw Par Brothers International Ltd.                 6,000                 10
  Overseas Union Enterprise Ltd.                      2,000                  5
                                                                    -----------
                                                                         1,840
                                                                    -----------
SPAIN (2.6%)
- Telefonica SA                                      61,409              1,324
  Banco Bilbao Vizcaya
    Argentaria SA                                    60,804                912
  Banco Santander Central
    Hispano SA                                       79,031                837
  Repsol SA                                          21,463                429
  Endesa SA                                          19,004                370
  Iberdrola SA                                       16,227                210
  Gas Natural SDG SA                                  8,430                152
  Altadis SA                                          7,706                119
  Union Electrica Fenosa SA                           5,374                 98
  Fomento de Construc y Contra SA                     2,417                 46
- Sol Melia SA                                        4,022                 45
  Corporacion Financiera Alba SA                      1,200                 32
  Autopista Concesionaria
    Espanola SA                                       3,568                 31
  ACS, Actividades de Construccion
    y Servicios, SA                                   1,100                 31
  Acerinox SA                                         1,025                 30
  Sociedad General de Aguas de
    Barcelona SA                                      2,011                 27
  Metrovacesa SA                                      1,329                 22
- TelePizza SA                                        3,516                 20
  Vallehermoso SA                                     3,086                 18
  Azucarera Ebro Agricolas SA                         1,400                 17
  Grupo Dragados SA                                   2,200                 16
  Corporacion Mapfre SA                               1,100                 14
  Fabrica Espanola de Productos
    Quimicos y Farmaceuticos, SA                      1,210                 13
- Ercros SA                                          22,000                 12
  Viscofan Industria Navarra de
    Envolturas Celulosicas SA                         1,896                 12
  Portland Valderrivas SA                               600                 11
- Puleva SA                                           7,000                 11
  Uralita SA                                          1,600                 10
- El Aguila SA                                        1,300                  9
  Grupo Empresarial Ence SA                             500                  8
  Prosegur Cia de Seguridad SA
    (Registered)                                        600                  7
  Cortefiel, SA                                         300                  7

-------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
                                                     SHARES              (000)
-------------------------------------------------------------------------------
  Zardoya Otis SA                                       800         $        7
- Asturiana de Zinc, SA                                 400                  4
  Immobiliaria Urbis SA                                 900                  4
  Autopista Concesionaria
    Espanola SA Rights Exp. 7/5/2000                  3,568                  2
                                                                    -----------
                                                                         4,917
                                                                    -----------
SWEDEN (3.3%)
  Telefonaktiebolaget LM Ericsson
    AB Class B                                      146,548              2,916
  Skandia Forsakrings AB                             19,396                515
  Nordic Baltic Holding AB                           57,315                435
  Hennes & Mauritz AB B Shares                       15,667                329
- Telia AB                                           22,300                211
  Svenska Handelsbanken A Shares                     11,970                175
  ForeningsSparbanken AB                             10,690                157
  Skandinaviska Eeskilda Banken
    AB A Shares                                      12,660                151
  OM Gruppen AB                                       2,960                133
  Securitas AB B shares                               6,090                130
- NetCom AB B Shares                                  1,740                129
  Volvo AB B Shares                                   5,270                115
  Electrolux AB B Shares                              6,250                 97
- Sandvik AB                                          4,283                 90
  Svenska Cellulosa AB B Shares                       3,970                 76
  Skanska AB B Shares                                 2,090                 74
  Volvo AB A Shares                                   2,550                 54
  Atlas Copco AB A Shares                             2,400                 47
  Gambro AB                                           5,400                 44
  Atlas Copco AB B Shares                             1,730                 33
  WM-Data AB Class B                                  5,400                 30
  Drott AB B Shares                                   2,370                 26
  Swedish Match AB                                    8,006                 25
  Svenska Handelsbanken AB
    B Shares                                          1,590                 23
  Assidoman AB                                        1,500                 21
  SKF AB A Shares                                     1,060                 17
  SKF AB B Shares                                       870                 15
  Svenskt Stal AB (SSAB)-A Shares                     1,530                 15
  Svenskt Stal AB (SSAB)                              1,180                 11
  Esselte AB A Shares                                 1,500                  9
  Esselte AB B Shares                                 1,500                  9
  SAPA AB                                               290                  5
  Gambro AB B Shares                                    600                  5
  Trelleborg AB B Shares                                620                  4
                                                                    -----------
                                                                         6,126
                                                                    -----------
SWITZERLAND (5.8%)
  Novartis AG (Registered)                            1,362              2,164
  Nestle SA (Registered)                                736              1,478
  Roche Holding AG                                      132              1,289
  UBS AG (Registered)                                 8,498              1,249
  Credit Suisse Group AG
    (Registered)                                      5,211              1,040
  ABB Ltd.                                            5,749                690
  Schweizerische
    Rueckversicherungs-Gesellschaft                     275                562
  Swisscom AG                                         1,428                496
  Zurich Allied AG                                      988                490
  Roche Holding AG (Bearer)                              32                340
  Adecco SA (Bearer)                                    330                281
  Holderbank Financiere Glarus AG
    (Bearer)                                            105                129
  The Swatch Group AG (Bearer)                           69                 88
  Lonza AG                                              137                 72
- Alusuisse Group AG (Registered)                       105                 69
  The Swatch Group AG (Registered)                      221                 58
  Holderbank Financiere Glarus AG
    (Registered)                                        162                 53
  Sulzer AG (Registered)                                 77                 51
- Givaudan                                              162                 49
  Sairgroup                                             213                 36
  SGS Societe Generale de
    Surveillance Holding SA (Bearer)                     16                 28
  Georg Fischer AG (Registered)                          79                 25
  SGS Societe Generale de
    Surveillance Holding SA
    (Registered)                                         60                 25
  Schindler Holding AG (Registered)                      15                 23
  Kuoni Reisen Holding AG
    (Registered)                                         47                 22
  Grands Magasins Jelmoli SA
    (Registered)                                         50                 13
  Grands Magasins Jelmoli SA (Bearer)                     6                  8
  Valora Holding AG                                      27                  8
  Forbo Holding AG (Registered)                          14                  6
  Schindler Holding AG (Ptg. Ctf.)                        4                  6
  Sika Finanz AG (Bearer)                                19                  6
  Moevenpick Holding AG (Bearer)                         12                  5
                                                                    -----------
                                                                        10,859
                                                                    -----------
UNITED KINGDOM (19.1%)
  Vodafone Airtouch PLC                           1,155,701              4,671
  BP Amoco PLC                                      375,569              3,605
  Glaxo Wellcome PLC                                 68,472              1,998
  HSBC Holdings PLC                                 161,465              1,847
  British Telecommunications PLC                    122,838              1,588
  AstraZeneca Group PLC                              33,966              1,586
  SmithKline Beecham PLC                            107,254              1,405
  Lloyds TSB Group PLC                              104,516                987
  Royal Bank of Scotland
    Group PLC                                        50,602                847
  Barclays PLC                                       29,230                727
- British Sky Broadcasting
    Group PLC                                        35,730                699
  CGNU PLC                                           41,315                688
  Marconi PLC                                        50,653                659
  Diageo PLC                                         65,028                584
  Prudential PLC                                     37,662                552
  Reuters Group PLC                                  26,399                450
  BG PLC                                             66,437                429
  Halifax PLC                                        44,460                427
  Tesco PLC                                         128,100                399
  Pearson PLC                                        12,019                382
  Allied Zurich PLC                                  30,759                364
  British Aerospace PLC                              56,686                354
  Abbey National PLC                                 29,204                349
  Rio Tinto PLC                                      21,024                344
  Granada Group PLC                                  33,821                338
  Unilever PLC                                       52,933                321
  3i Group PLC                                       13,693                282
  British American Tobacco PLC                       40,695                272

-------------------------------------------------------------------------------
                                                                        MARKET
TAX-MANAGED                                                             VALUE*
INTERNATIONAL FUND                                   SHARES              (000)
-------------------------------------------------------------------------------
  Cadbury Schweppes PLC                              40,258         $      264
  Centrica PLC                                       73,846                246
  Kingfisher PLC                                     25,414                231
  Legal & General Group PLC                          98,006                229
  Amvesco PLC                                        13,704                220
  Bass PLC                                           19,569                220
  National Grid Group PLC                            27,591                218
  Scottish Power PLC                                 25,021                212
  WPP Group PLC                                      14,098                206
  The Sage Group PLC                                 24,265                197
  Marks & Spencer PLC                                55,037                194
- ARM Holdings PLC                                   17,883                192
  Hays PLC                                           33,625                188
  Reed International PLC                             21,301                185
  Logica PLC                                          7,493                177
  GKN PLC                                            13,200                168
  Compass Group PLC                                  12,579                166
  J. Sainsbury PLC                                   35,986                163
  BAA PLC                                            20,115                161
  Carlton Communications PLC                         12,415                160
  National Power PLC                                 23,079                147
  Railtrack Group PLC                                 9,467                147
  EMI Group PLC                                      15,848                144
  British Airways PLC                                24,272                140
  Land Securities PLC                                11,280                135
  Boots Co. PLC                                      17,590                134
  Schroders PLC                                       7,179                129
  Rentokil Initial PLC                               56,684                129
  Imperial Chemical Industries PLC                   15,813                126
  New Dixons Group PLC                               30,455                124
  BOC Group PLC                                       8,492                122
  Nycomed Amersham PLC                               11,893                118
  Great Universal Stores PLC                         17,810                115
  Sema Group PLC                                      7,931                113
- Celltech Group PLC                                  5,441                105
  Blue Circle Industries PLC                         16,151                104
  United Utilities PLC                               10,264                102
  Hilton Group PLC                                   28,225                 99
  Hanson PLC                                         13,147                 93
- Corus Group PLC                                    62,007                 91
  Capita Group PLC                                    3,640                 89
  Thames Water PLC                                    6,304                 82
  Misys PLC                                           9,579                 81
  Smiths Industries PLC                               6,235                 81
  Electrocomponents PLC                               7,871                 80
  Williams PLC                                       13,519                 79
- Canary Wharf Finance PLC                           13,818                 77
  Ocean Group PLC                                     4,659                 77
  Smith & Nephew PLC                                 19,957                 74
  British Land Co., PLC                              11,716                 72
  MEPC PLC                                            8,325                 69
  New Unigate PLC                                    15,600                 68
  Arjo Wiggins Appleton PLC                          16,907                 66
  Lasmo PLC                                          30,581                 65
  RMC Group PLC                                       4,747                 62
  Psion PLC                                           5,965                 58
  Burmah Castrol PLC                                  2,269                 57
  Johnson Matthey PLC                                 3,948                 56
  TI Group PLC                                       10,057                 55
  Airtours PLC                                       10,209                 54
  BBA Group PLC                                       8,313                 54
  Slough Estates PLC                                  9,758                 54
  Wolseley PLC                                       10,059                 54
  Bunzl PLC                                           9,662                 52
  Hammerson PLC                                       7,099                 48
- Anglian Water PLC                                   4,880                 45
  SSL International PLC                               3,812                 41
  FKI PLC                                            10,728                 38
  Tate & Lyle PLC                                     6,930                 35
  Barratt Developments PLC                            8,630                 34
  IMI PLC                                             7,247                 31
  Rank Group PLC                                     11,900                 28
  Rexam PLC                                           6,860                 27
  Taylor Woodrow PLC                                  9,900                 23
  Pilkington PLC                                     15,260                 22
  London Bridge Software
    Holdings PLC                                      2,815                 21
  Jarvis PLC                                          7,350                 20
  Caradon PLC                                         8,080                 18
  The Berkeley Group PLC                              1,600                 15
  Hepworth PLC                                        5,380                 15
  George Wimpey PLC                                   8,820                 15
- Eidos PLC                                           1,550                 11
  De La Rue PLC Group                                 1,250                  7
  Coats Viyella PLC                                   6,500                  5
  Amec PLC                                            1,360                  4
  BICC PLC                                            3,710                  4
  Lex Service PLC                                       640                  3
                                                                    -----------
                                                                        35,694
                                                                    -----------
UNITED STATES (0.3%)
  BP Amoco PLC ADR                                    9,184                519
  ScottishPower PLC ADR                               2,320                 78
- Infocus Corp.                                         506                 16
                                                                    -----------
                                                                           613
                                                                    -----------
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (COST $173,800)                                                      186,487
-------------------------------------------------------------------------------
                                                       FACE
                                                     AMOUNT
                                                      (000)
-------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  6.71%, 7/3/2000
  (COST $247)                                          $247                247
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
  (COST $174,047)                                                      186,734
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
-------------------------------------------------------------------------------
Other Assets--Note B                                                       718
Liabilities                                                               (981)
                                                                    -----------
                                                                          (263)
-------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $186,471
-------------------------------------------------------------------------------


* See Note A in Notes to Financial Statements.

- Non-income-producing security.

ADR--American Depositary Receipt.

-------------------------------------------------------------------------------
                                                                        AMOUNT
                                                                         (000)
-------------------------------------------------------------------------------
AT JUNE 30, 2000, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------
Paid in Capital                                                       $174,269
Undistributed Net Investment Income--Note E                              1,306
Accumulated Net Realized Losses--Note E                                 (1,783)
Unrealized Appreciation (Depreciation)--Note F
  Investment Securities                                                 12,687
  Foreign Currency                                                          (8)
-------------------------------------------------------------------------------
NET ASSETS                                                            $186,471
===============================================================================

Investor Shares--Net Assets
Applicable to 16,274,380 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                           $186,471
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                       $11.46
===============================================================================

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.                         F872 082000